File No. 033-31375

As filed with the Securities and Exchange Commission on April 20, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 39 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 41

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant as Specified in Charter)

One American Square, Indianapolis, Indiana	46282
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 285-1877

Richard M. Ellery

Associate General Counsel

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46282

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  On May 1, 2012 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

☐  this post-effective amendment designates a new effective date for a previously filed amendment

CROSS REFERENCE SHEET

Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

	Item of Form N-4	Prospectus Caption
1.	Cover Page	Cover Page
2.	Definitions	Definitions
3.	Synopsis	Summary; Expense Table; Example
4.	Condensed Financial Information	Condensed Financial Information
5.	General Description	Information About AUL, The Variable Account, and the Funds; Voting of Shares of the Funds
6.	Deductions and Expenses	Charges and Deductions
7.	General Description of Variable Annuity Contracts	The Contracts; Contributions and Contract Values During the Accumulation Period; Cash Withdrawals and the Death Benefit; Summary
8.	Annuity Period	Annuity Period
9.	Death Benefit	Cash Withdrawals and The Death Benefit
10.	Purchase and Policy Values	Contributions and Contract Values During the Accumulation Period
11.	Redemptions	Cash Withdrawals and The Death Benefit
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Other Information
14.	Table of Contents for the Statement of Additional Information	Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

	Statement of Additional Item of Form N-4	Statement of Additional Information Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information and History
18.	Services	Custody of Assets; Independent Auditors
19.	Purchase of Securities Being Offered	Distribution of Contracts; Charges and Deductions (Prospectus)
20.	Underwriters	Distribution of Contracts
21.	Calculation of Performance Data	Performance Information
22.	Annuity Payments	Annuity Period(Prospectus)
23.	Financial Statements	Financial Statements

PART C - OTHER INFORMATION

	Information Item of Form N-4	Part C Caption
24.	Financial Statements and Exhibits	Financial Statements and Exhibits (Statement of Additional Information)
25.	Directors and Officers of the Depositor	Directors and Officers of AUL
26.	Persons Controlled By or Under Common Control with Depositor or Registrant	Persons Controlled By or Under Common Control with Depositor or Registrant
27.	Number of Policyowners	Number of Contractholders
28.	Indemnification	Indemnification
29.	Principal Underwriters	Principal Underwriters
30.	Location of Accounts and Records	Location of Accounts and Records
31.	Management Services	Management Services
32.	Undertakings	Undertakings
33.	Signatures	Signatures

Prospectus for

AUL American Unit Trust

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

May 1, 2012

Prospectus

AUL American Unit Trust
GROUP VARIABLE ANNUITY CONTRACTS

Offered By
American United Life Insurance Company®
One American Square, Indianapolis, Indiana 46282
(800) 249-6269
Annuity Service Office Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the OneAmerica Value Investment Account, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the OneAmerica Value Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2012, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

The date of this Prospectus is May 1, 2012

TABLE OF CONTENTS (continued)

DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Corporate Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282

Employee Benefit Plan – A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).

Employer – An Employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

Employer Sponsored 403(b) Program – A 403 (b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

DEFINITIONS (continued)

IRS – Internal Revenue Service

Owner – The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value – The total value of a Participant's interest in the Stable Value Account...

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued and any subsequent amendment to such a plan.

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state of local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

The Variable Account and the Funds

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following Funds:

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Alger Balanced Portfolio	Institutional	Alger Portfolios	Fred Alger Management, Inc.

Alger Capital Appreciation Portfolio	Institutional	Alger Portfolios	Fred Alger Management, Inc.

Alger Capital Appreciation Institutional	Institutional	The Alger Institutional Funds	Fred Alger Management, Inc.

Alger Capital Appreciation Institutional	Retirement	The Alger Institutional Funds	Fred Alger Management, Inc.

Alger Large Cap Growth	Institutional	Alger Portfolios	Fred Alger Management, Inc.

Alger Small Cap Growth Institutional	Institutional	The Alger Institutional Funds	Fred Alger Management, Inc.

Alger Small Cap Growth Institutional	Retirement	The Alger Institutional Funds	Fred Alger Management, Inc.

AllianceBernstein Core Opportunities (Formerly AllianceBernstein Focused Growth & Income Fund)	Retirement	AllianceBernstein Value Funds	AllianceBernstein LP

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
AllianceBernstein 2010 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2010 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2015 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2015 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2020 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2020 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP.

AllianceBernstein 2025 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP.

AllianceBernstein 2025 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP.

AllianceBernstein 2030 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2030 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2035 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP.

AllianceBernstein 2035 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP.

AllianceBernstein 2040 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2040 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2045 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP.

AllianceBernstein 2045 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2050 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2050 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP.

AllianceBernstein 2055 Retirement Strategy	Advisor	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein 2055 Retirement Strategy	Retirement	AllianceBernstein Retirement Strategies®	AllianceBernstein LP

AllianceBernstein Global Value Fund	Retirement	AllianceBernstein Value Funds	AllianceBernstein LP

AllianceBernstein International Growth Fund	Retirement	The AllianceBernstein Growth Funds	AllianceBernstein LP

AllianceBernstein International Value Fund	Retirement	AllianceBernstein Value Funds	AllianceBernstein LP

AllianceBernstein Small/Mid-Cap Growth Fund	Retirement	The AllianceBernstein Growth Funds	AllianceBernstein LP

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
AllianceBernstein Small-Cap Growth Fund	Retirement	The AllianceBernstein Growth Funds	AllianceBernstein LP

AllianceBernstein Small/Mid Cap Value	Retirement	AllianceBernstein Value Funds	AllianceBernstein LP

AllianceBernstein Value Fund	Retirement	AllianceBernstein Value Funds	AllianceBernstein LP

Allianz NFJ Dividend Value	Administrative	Allianz Funds	Allianz Global Investors Fund Management LLC

Allianz NFJ Dividend Value	Retirement	Allianz Funds	Allianz Global Investors Fund Management LLC

Allianz NFJ Mid-Cap Value Fund (Formerly Allianz NFJ Renaissance)	Administrative	Allianz Funds	Allianz Global Investors Fund Management LLC

Allianz NFJ Mid-Cap Value Fund (Formerly Allianz NFJ Renaissance)	Retirement	Allianz Funds	Allianz Global Investors Fund Management LLC

Allianz NFJ Small-Cap Value	Administrative	Allianz Funds	Allianz Global Investors Fund Management LLC

Allianz NFJ Small-Cap Value	Retirement	Allianz Funds	Allianz Global Investors Fund Management LLC

Allianz RCM Large Cap Growth	Retirement	Allianz Funds	Allianz Global Investors Fund Management LLC

American Century® Diversified Bond	A*	American Century® Investments	American Century® Investment Management, Inc.

American Century® Diversified Bond	Investor	American Century® Investments	American Century® Investment Management, Inc.

American Century® Emerging Markets	A*	American Century® World Mutual Funds, Inc.	American Century® Global Investment Management, Inc.

American Century® Emerging Markets	Investor	American Century® World Mutual Funds, Inc.	American Century® Global Investment Management, Inc.

American Century® Equity Growth	A*	American Century® Quantitative Equity Funds, Inc.	American Century® Investment Management, Inc.

American Century® Equity Income	A*	American Century® Capital Portfolios, Inc.	American Century® Investment Management, Inc

American Century® Equity Income	Investor	American Century® Capital Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® Ginnie Mae	A*	American Century® Government Income Trust	American Century® Investment Management, Inc.

American Century® Growth	A*	American Century® Investments	American Century® Investment Management, Inc.

American Century® Heritage	A*	American Century® Mutual Funds, Inc.	American Century® Investment Management, Inc.

American Century® Income & Growth	Investor	American Century® Quantitative Equity Funds, Inc.	American Century® Investment Management, Inc.

American Century® Inflation-Adjusted Bond	A*	American Century® Investments	American Century® Investment Management, Inc.

American Century® International Bond	A*	American Century® International Bond Funds	American Century® Investment Management, Inc.

American Century® International Bond	Investor	American Century® International Bond Funds	American Century® Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
American Century® International Discovery	A*	American Century® World Mutual Funds, Inc.	American Century® Global Investment Management, Inc.

American Century® International Discovery	Investor	American Century® World Mutual Funds, Inc.	American Century® Global Investment Management, Inc.

American Century® International Growth	A*	American Century® World Mutual Funds, Inc.	American Century® Global Investment Management, Inc.

American Century® International Growth	Investor	American Century® World Mutual Funds, Inc.	American Century® Global Investment Management, Inc.

American Century® Large Company Value	A*	American Century® Capital Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® LIVESTRONG 2015	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2015	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2020	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2020	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2025	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2025	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2030	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2030	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2035	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2035	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2040	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2040	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2045	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2045	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2050	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2050	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2055	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG 2055	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® LIVESTRONG Income	A*	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
American Century® LIVESTRONG Income	Investor	American Century® Asset Allocations Portfolios, Inc.	American Century® Investment Management, Inc

American Century® Mid Cap Value	A*	American Century® Capital Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® Mid Cap Value	Investor	American Century® Capital Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® Real Estate	A*	American Century® Capital Portfolios, Inc.	American Century® Investment Management, Inc

American Century® Real Estate	Investor	American Century® Capital Portfolios, Inc.	American Century® Investment Management, Inc

American Century® Select	A*	American Century® Investments	American Century® Investment Management, Inc.

American Century® Select	Investor	American Century® Investments	American Century® Investment Management, Inc.

American Century® Small Cap Growth	A*	American Century® Investments	American Century® Investment Management, Inc.

American Century® Small Cap Value	A*	American Century® Investments	American Century® Investment Management, Inc.

American Century® Small Cap Value	Investor	American Century® Investments.	American Century® Investment Management, Inc.

American Century® Small Company	A*	American Century® Quantitative Equity Funds, Inc.	American Century® Investment Management, Inc.

American Century® Strategic Allocation: Aggressive	A*	American Century® Strategic Asset Allocations, Inc.	American Century® Investment Management, Inc.

American Century® Strategic Allocation : Aggressive	Investor	American Century® Strategic Asset Allocations, Inc.	American Century® Investment Management, Inc.

American Century® Strategic Allocation : Conservative	A*	American Century® Strategic Asset Allocations, Inc.	American Century® Investment Management, Inc.

American Century® Strategic Allocation: Conservative	Investor	American Century® Strategic Asset Allocations, Inc.	American Century® Investment Management, Inc.

American Century® Strategic Allocation : Moderate	A*	American Century® Strategic Asset Allocations, Inc.	American Century® Investment Management, Inc.

American Century® Strategic Allocation : Moderate	Investor	American Century® Strategic Asset Allocations, Inc.	American Century® Investment Management, Inc.

American Century® Ultra®	A*	American Century® Mutual Funds, Inc.	American Century® Investment Management, Inc.

American Century® Ultra®	Investor	American Century® Mutual Funds, Inc.	American Century® Investment Management, Inc.

American Century® Vista	A*	American Century® Mutual Funds, Inc.	American Century® Investment Management, Inc.

American Century® Vista	Investor	American Century® Mutual Funds, Inc.	American Century® Investment Management, Inc.

American Century® VP Capital Appreciation	I	American Century® Investments.	American Century® Investment Management, Inc.

American Funds® AMCAP	R3	American Funds®	Capital Research and Management Company

American Funds® AMCAP	R4	American Funds®	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
American Funds® American Balanced	R3	American Funds®	Capital Research and Management Company

American Funds® American Balanced	R4	American Funds®	Capital Research and Management Company

American Funds® American High-Income Trust(SM)	R3	American Funds®	Capital Research and Management Company

American Funds® American High-Income Trust	R4	American Funds®	Capital Research and Management Company

American Funds® Capital World Growth & Income Fund	R3	American Funds®	Capital Research and Management Company

American Funds® Capital World Growth & Income Fund(SM)	R4	American Funds®	Capital Research and Management Company

American Funds® New Perspective	R3	American Funds®	Capital Research and Management Company

American Funds® New Perspective	R4	American Funds®	Capital Research and Management Company

American Funds® EuroPacific Growth Fund	R3	American Funds®	Capital Research and Management Company

American Funds® EuroPacific Growth Fund	R4	American Funds®	Capital Research and Management Company

American Funds® Fundamental Investors	R3	American Funds®	Capital Research and Management Company

American Funds® Fundamental Investors	R4	American Funds®	Capital Research and Management Company

American Funds® Growth Fund of America	R3	American Funds®	Capital Research and Management Company

American Funds® Growth Fund of America	R4	American Funds®	Capital Research and Management Company

American Funds® Intermediate Bond Fund of America®	R3	American Funds®	Capital Research and Management Company

American Funds® Intermediate Bond Fund of American®	R4	American Funds®	Capital Research and Management Company

American Funds® SMALLCAP World	R3	American Funds®	Capital Research and Management Company

American Funds® SMALLCAP World	R4	American Funds®	Capital Research and Management Company

American Funds® Washington Mutual Investors Fund	R3	American Funds®	Capital Research and Management Company

American Funds® Washington Mutual Investors Fund	R4	American Funds®	Capital Research and Management Company

Ariel Appreciation		Ariel Mutual Funds, Inc.	Ariel Investments, LLC

Ariel		Ariel Mutual Funds, Inc.	Ariel Investments, LLC

BlackRock Global Allocation Fund	Institutional	BlackRock Global Allocation Fund, Inc.	BlackRock Advisors, LLC

BlackRock Global Allocation Fund	Retirement	BlackRock Global Allocation Fund, Inc.	BlackRock Advisors, LLC

BlackRock Small Cap Growth Equity Portfolio	Institutional	BlackRock Funds Equity Portfolios	BlackRock Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
BMO Mid-Cap Growth (Formerly Marshall Mid-Cap Growth Fund)	Investor	BMO Funds	M&I Investment Management Corp.

BMO Mid-Cap Value (Formerly Marshall Mid-Cap Value Fund)	Investor	BMO Funds	M&I Investment Management Corp.

BMO Small-Cap Growth (Formerly Marshall Small Cap Growth Fund)	Investor	BMO Funds	M&I Investment Management Corp.

Calvert Income	A*	Calvert Income Funds	Calvert Asset Management Company, Inc.

Calvert Equity Portfolio	A*	Calvert Social Investment Fund	Calvert Asset Management Company, Inc.

Calvert Small Cap Value Fund	A*	Calvert Sustainable and Responsible Funds	Calvert Asset Management Company, Inc.

Calvert SRI Mid-Cap Growth		Calvert Variable Series, Inc.	Calvert Asset Management Company, Inc.

Columbia Mid Cap Index Fund	A	Columbia Mid Cap Index Fund	Columbia Management Advisors LLC

Columbia Small Cap Index Fund	A	Columbia Small Cap Index Fund	Columbia Management Advisors LLC

Compass EMP Alternative Asset	A*	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC

Compass EMP Alternative Asset	T	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC

Compass EMP Multi-Asset Balance	A*	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC

Compass EMP Multi-Asset Balance	T	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC

Compass EMP Multi-Asset Growth	A*	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC

Compass EMP Multi-Asset Growth	T	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC

CRM Mid Cap Value	Investor	CRM Funds	Cramer Rosenthal McGlynn, LLC

CRM Small Cap Value	Investor	CRM Funds	Cramer Rosenthal McGlynn, LLC

Columbia Emerging Markets Fund	A*	Columbia Emerging Markets Fund	Columbia Management Advisors LLC

Columbia Emerging Markets Fund	Z	Columbia Emerging Markets Fund	Columbia Management Advisors LLC

Columbia MultiAdvisor Small Cap Value	A*	Columbia MultiAdvisor Small Cap Value	Columbia Management Advisors LLC

Columbia MultiAdvisor Small Cap Value	Z	Columbia MultiAdvisor Small Cap Value	Columbia Management Advisors LLC

Columbia Seligman Communications & Information	A*	Columbia Seligman Communications & Information	Columbia Management Advisors LLC

Columbia Seligman Communications & Information	Z	Columbia Seligman Communications & Information	Columbia Management Advisors LLC

DFA Emerging Markets Value	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.

DFA Global 25/75	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
DFA Global 60/40	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd

DFA Global Equity	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd

DFA International Value	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd

DFA US Targeted Value	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd

DWS Alternative Asset Allocation Plus	A*	DWS Alternative Asset Allocation Plus Fund	Deutsche Investment Management Americas, Inc.

DWS Alternative Asset Allocation Plus	S	DWS Alternative Asset Allocation Plus Fund	Deutsche Investment Management Americas, Inc.

DWS Dreman Mid Cap Value	A*	DWS Dreman Mid Cap Value Fund	Deutsche Investment Management Americas, Inc.

DWS Dreman Mid Cap Value	S	DWS Dreman Mid Cap Value Fund	Deutsche Investment Management Americas, Inc.

DWS Dreman Small Cap Value	A*	DWS Dreman Small Cap Value Fund	Deutsche Investment Management Americas, Inc.

DWS Dreman Small Cap Value	S	DWS Dreman Small Cap Value Fund	Deutsche Investment Management Americas, Inc.

DWS Large Cap Value	A*	DWS Value Series, Inc.	Deutsche Investment Management Americas, Inc.

DWS Large Cap Value	S	DWS Value Series, Inc.	Deutsche Investment Management Americas, Inc.

DWS RREEF Real Estate Securities	A*	DWS Investments	Deutsche Inv Mgmt Americas, Inc.

DWS RREEF Real Estate Securities	S	DWS Investments	Deutsche Inv Mgmt Americas, Inc.

DWS Strategic Government Securities	A*	DWS Investments	Deutsche Inv Mgmt Americas, Inc.

DWS Strategic Government Securities	S	DWS Investments	Deutsche Inv Mgmt Americas, Inc.

Fidelity® Advisor Diversified International	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Dividend Growth	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Equity Growth	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Equity Income	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Freedom 2010 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2010 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2015 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2015 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2020 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2020 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2025 Fund A* Fidelity® Advisor Funds Strategic Advisers, Inc.Fidelity® Advisor Freedom 2025 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2030 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2030 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Fidelity® Advisor Freedom 2035 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2035 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2040 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2040 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2045 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2045 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2050 Fund	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2050 Fund	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2055	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom 2055	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom Income	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Freedom Income	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.

Fidelity® Advisor Growth & Income	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Growth Opportunities	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor International Capital Appreciation	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Leveraged Company Stock	A*	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Leveraged Company Stock	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Mid Cap	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor New Insights	A*	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor New Insights	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Overseas	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Real Estate	A*	Fidelity® Advisor Funds	Fidelity® Mgmt & Research Company (FMR)

Fidelity® Advisor Real Estate	T	Fidelity® Advisor Funds	Fidelity® Mgmt & Research Company (FMR)

Fidelity® Advisor Real Estate	T	Fidelity® Advisor Funds	Fidelity® Mgmt & Research Company (FMR)

Fidelity® Advisor Small Cap	A*	Fidelity® Advisor Funds	Fidelity® Mgmt & Research Company (FMR)

Fidelity® Advisor Small Cap	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Stock Selector All Cap	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Strategic Income	A*	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Value	A*	Fidelity® Advisor Funds	Fidelity® Management & Research Company

Fidelity® Advisor Value	T	Fidelity® Advisor Funds	Fidelity® Management & Research Company

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Fidelity® VIP Asset ManagerSM Portfolio	Other	Fidelity® Variable Insurance Products Fund	Fidelity® Management & Research Company

Fidelity® VIP Contrafund ® Portfolio	Other	Fidelity® Variable Insurance Products Fund	Fidelity® Management & Research Company

Fidelity® VIP Equity-Income Portfolio	Other	Fidelity® Variable Insurance Products Fund	Fidelity® Management & Research Company

Fidelity® VIP Growth Portfolio	Other	Fidelity® Variable Insurance Products Fund	Fidelity® Management & Research Company

Fidelity® VIP High Income Portfolio	Other	Fidelity® Variable Insurance Products Fund	Fidelity® Management & Research Company

Fidelity® VIP Overseas Portfolio	Other	Fidelity® Variable Insurance Products Fund	Fidelity® Management & Research Company

Fifth Third All Cap Value	A*	Fifth Third Funds	Fifth Third Asset Management, Inc.

Fifth Third Mid Cap Growth	A*	Fifth Third Funds	Fifth Third Asset Management, Inc.

Fifth Third Quality Growth	A*	Fifth Third Funds	Fifth Third Asset Management, Inc.

Fifth Third Strategic Income	A*	Fifth Third Funds	Fifth Third Asset Management, Inc.

Franklin Flex Cap Growth	Retirement	Franklin Strategic Series	Franklin Advisers, Inc.

Franklin Growth	A*	Franklin Custodian Funds	Franklin Advisers, Inc.

Franklin Growth	R	Franklin Custodian Funds	Franklin Advisers, Inc.

Franklin Small Cap Value	A*	Franklin Value Investors Trust	Franklin Advisory Services, LLC

Franklin Small Cap Value	Retirement	Franklin Value Investors Trust	Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth	Retirement	Franklin Strategic Series	Franklin Advisers, Inc.

Franklin Strategic Income	A*	Franklin Strategic Income Fund	Franklin Advisers, Inc.

Franklin Strategic Income	Retirement	Franklin Strategic Income Fund	Franklin Advisers, Inc.

Goldman Sachs Growth Strategy	Institutional	Goldman Sachs Fund of Funds Portfolios	Goldman Sachs Asset Management, L.P.

Goldman Sachs Growth Strategy	Service	Goldman Sachs Fund of Funds Portfolios	Goldman Sachs Asset Management, L.P.

Goldman Sachs Mid Cap Value	Institutional	Goldman Sachs Fundamental Equity Value Funds	Goldman Sachs Asset Management, L.P.

Goldman Sachs Mid Cap Value	Service	Goldman Sachs Fundamental Equity Value Funds	Goldman Sachs Asset Management, L.P.

Goldman Sachs Small Cap Value	Institutional	Goldman Sachs Fundamental Equity Value Funds	Goldman Sachs Asset Management, L.P.

Goldman Sachs Small Cap Value	Service	Goldman Sachs Fundamental Equity Value Funds	Goldman Sachs Asset Management, L.P.

Goldman Sachs Structured International Equity	Institutional	Goldman Sachs Structured International Equity Funds	Goldman Sachs Asset Management, L.P.

Goldman Sachs Structured International Equity	Service	Goldman Sachs Structured International Equity Funds	Goldman Sachs Asset Management, L.P.

Goldman Sachs Technology Tollkeeper	Institutional	Goldman Sachs Fundamental Equity Growth Funds	Goldman Sachs Asset Management, L.P.

Goldman Sachs Technology Tollkeeper	Service	Goldman Sachs Fundamental Equity Growth Funds	Goldman Sachs Asset Management, L.P.

Henssler Equity	Institutional	The Henssler Funds, Inc.	Henssler Asset Management LLC

Henssler Equity	No Load	The Hennsler Funds, Inc.	Henssler Asset Management, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Invesco Diversified Dividend	A*	AIM Stock Funds, Inc.	Invesco Advisors, Inc.

Invesco Diversified Dividend	Investor	AIM Stock Funds, Inc.	Invesco Advisors, Inc.

Invesco Dynamics	A*	AIM Stock Funds, Inc.	Invesco Advisors, Inc.

Invesco Dynamics	Investor	AIM Stock Funds, Inc.	Invesco Advisors, Inc.

Invesco Energy Fund	A*	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco Energy Fund	Investor	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco Global Health Care Fund	A*	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco Global Health Care Fund	Investor	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco International Growth	Institutional	AIM International Growth Fund	Invesco Advisors, Inc.

Invesco International Growth	Retirement	AIM International Growth Fund	Invesco Advisors, Inc.

Invesco Leisure Fund	A*	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco Mid Cap Core Equity	A*	AIM Growth Series	Invesco Advisors, Inc.

Invesco Mid Cap Core Equity	Retirement	AIM Growth Series	Invesco Advisors, Inc.

Invesco Quantitative Core (Formerly Invesco Global Equity)	A*	AIM Growth Series	Invesco Advisors, Inc.

Invesco Quantitative Core (Formerly Invesco Global Equity)	Institutional	AIM Growth Series	Invesco Advisors, Inc.

Invesco Small Cap Growth	A*	AIM Growth Series	Invesco Advisors, Inc.

Invesco Small Cap Growth	Retirement	AIM Growth Series	Invesco Advisors, Inc.

Invesco Technology Fund	A*	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco Technology Fund	Investor	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco Van Kampen Mid Cap Growth Fund (Formerly Invesco Capital Development Fund)	Institutional	AIM Capital Development Fund	Invesco Advisors, Inc.

Invesco Van Kampen Mid Cap Growth Fund (Formerly Invesco Capital Development Fund)	Retirement	AIM Capital Development Fund	Invesco Advisors, Inc.

Invesco Van Kampen Value Opportunities	A*	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Invesco Van Kampen Value Opportunities	Retirement	AIM Sector Funds, Inc.	Invesco Advisors, Inc.

Janus Balanced Portfolio	Retirement	Janus Investment Fund	Janus Capital Management LLC

Janus Aspen Balanced Portfolio	S	Janus Investment Fund	Janus Capital Management LLC

Janus Aspen Flexible Bond	Institutional	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value Portfolio	S	Janus Adviser Series	Janus Capital Management LLC

Janus Aspen Worldwide Growth Portfolio	Institutional	Janus Aspen Series	Janus Capital Management LLC

Janus Forty Fund	A*	Janus Adviser Series	Janus Capital Management LLC

Janus Forty Fund	Retirement	Janus Adviser Series	Janus Capital Management LLC

Janus Growth and Income Fund	Retirement	Janus Adviser Series	Janus Capital Management LLC

Janus INTECH U.S. Growth Fund (Formerly Janus INTECH Risk-Managed Large Cap Growth)	S	Janus Adviser Series	Janus Capital Management LLC

Janus Perkins Mid Cap Value	A*	Janus Adviser Series	Janus Capital Management LLC

Janus Perkins Mid Cap Value	Retirement	Janus Adviser Series	Janus Capital Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Janus Perkins Small Company Value	S	Janus Adviser Series	Janus Capital Management LLC

Lord Abbett Classic Stock Fund	A*	Lord Abbett Research Fund	Lord, Abbett & Co. LLC

Lord Abbett Classic Stock Fund	R3	Lord Abbett Research Fund	Lord, Abbett & Co. LLC

Lord Abbett Developing Growth	A*	Lord Abbett Developing Growth, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Developing Growth	Other	Lord Abbett Developing Growth, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Developing Growth	R3	Lord Abbett Developing Growth, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Fundamental Equity	A*	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Fundamental Equity	R3	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Growth Opportunities	A*	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Growth Opportunities	Other	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Growth Opportunities	R3	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Mid Cap Stock Fund (Formerly Lord Abbett Mid-Cap Value)	Other	Lord Abbett Mid-Cap Stock Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Mid Cap Stock Fund (Formerly Lord Abbett Mid-Cap Value)	R3	Lord Abbett Mid-Cap Stock Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Small-Cap Blend	Other	Lord Abbett Blend Trust	Lord, Abbett & Co. LLC

Lord Abbett Small-Cap Blend	R3	Lord Abbett Blend Trust	Lord, Abbett & Co. LLC

Lord Abbett Small-Cap Value	Other	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value	R3	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC

Lord Abbett Value Opportunities	A*	Lord Abbett Securities Trust	Lord, Abbett & Co. LLC

Lord Abbett Value Opportunities	R3	Lord Abbett Securities Trust	Lord, Abbett & Co. LLC

Managers Cadence Capital Appreciation	Retirement	Managers Funds	Managers Investment Group LLC

Managers Cadence Mid-Cap	Administrative	Managers Funds	Managers Investment Group LLC

Managers Cadence Mid-Cap	Retirement	Managers Funds	Managers Investment Group LLC

Manning & Napier, Inc. Pro-Blend® Conservative Term Series	S	Manning & Napier Fund, Inc.	Manning & Napier Advisors, Inc.

Manning & Napier, Inc. Pro-Blend® Extended Term Series	S	Manning & Napier Fund, Inc.	Manning & Napier Advisors, Inc.

Manning & Napier, Inc. Pro-Blend® Maximum Term Series	S	Manning & Napier Fund, Inc.	Manning & Napier Advisors, Inc.

Manning & Napier, Inc. Pro-Blend® Moderate Term Series	S	Manning & Napier Fund, Inc.	Manning & Napier Advisors, Inc.

MFS® International New Discovery	A*	MFS® International New Discovery Fund	Massachusetts Financial Services Company

MFS International New Discovery	R2	MFS International New Discovery	Massachusetts Financial Services Company

MFS® Massachusetts Investors Growth Stock Fund	R2	MFS® Massachusetts Investors Growth Stock Fund	Massachusetts Financial Services Company

MFS® Massachusetts Investors Growth Stock Fund	R3	MFS® Massachusetts Investors Growth Stock Fund	Massachusetts Financial Services Company

MFS® Mid Cap Growth	A*	MFS® Mid Cap Growth Fund	Massachusetts Financial Services Company

MFS New Discovery	R2	MFS New Discovery Fund	Massachusetts Financial Services Company

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
MFS New Discovery	R3	MFS New Discovery Fund	Massachusetts Financial Services Company

MFS® Utilities Funds	R2	MFS® Utilities Funds	Massachusetts Financial Services Company

MFS® Utilities Funds	R3	MFS® Utilities Funds	Massachusetts Financial Services Company

MFS® Value	A*	MFS® Value Fund	MFS Investment Management

Neuberger Berman Focus	Advisor	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.

Neuberger Berman Large Cap Value (Formerly Neuberger Berman Partners Fund)	Advisor	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.

Neuberger Berman Small Cap Growth Fund	Advisor	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.

Neuberger Berman Small Cap Growth Fund	A*	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.

Neuberger Berman Small Cap Growth Fund	R3	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.

Northern Small Cap Value	A*	Northern Small Cap Value	Northern Trust Investments, Inc.

Nuveen Mid Cap Growth Opportunities	A*	Nuveen Equity Funds	Nuveen Fund Advisors, Inc.

Nuveen Mid Cap Growth Opportunities	Retirement	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Mid Cap Index	Retirement	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Mid Cap Value	A*	Equity Funds	Nuveen Fund Advisors

Nuveen Mid Cap Value	Retirement	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Real Estate Securities	A*	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Real Estate Securities	Retirement	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Small Cap Index	Retirement	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Small Cap Select	A*	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Small Cap Select	Retirement	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Small Cap Value	A*	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Small Cap Value	Retirement	Nuveen Equity Funds	Nuveen Fund Advisors

Nuveen Strategy Growth Allocation	A*	Nuveen Asset Allocation Funds	Nuveen Fund Advisors

Nuveen Strategy Growth Allocation	Retirement	Nuveen Asset Allocation Funds	Nuveen Fund Advisors

Oakmark Equity & Income Fund	Other	Oakmark Equity & Income	Harris Associates LP

OneAmerica Asset Director Portfolio	O	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Asset Director Portfolio	Advisor	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Investment Grade Bond Portfolio	O	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Investment Grade Bond Portfolio	Advisor	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Money Market Portfolio	O	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Money Market Portfolio	Advisor	OneAmerica Funds, Inc.	American United Life Insurance Company®

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
OneAmerica Socially Responsive Portfolio	O	OneAmerica Funds, Inc.	American United Life Insurance Company

OneAmerica Socially Responsive Portfolio	Advisor	OneAmerica Funds, Inc.	American United Life Insurance Company

OneAmerica Value Portfolio	O	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Value Portfolio	Advisor	OneAmerica Funds, Inc.	American United Life Insurance Company®

Oppenheimer Developing Markets	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Developing Markets Fund	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Global Fund	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Global Opportunities	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Global Opportunities	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Global Strategic Income	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Global Strategic Income	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Gold & Special Minerals	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Gold & Special Minerals	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer International Bond	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer International Bond Fund	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer International Growth Fund	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer International Growth Fund	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer International Small Company Fund	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Main Street Select (Formerly Oppenheimer Main Street Opportunity Fund)	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Main Street Small & Mid Cap Fund (Formerly Oppenheimer Main Street Small Cap Fund)	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Main Street Small & Mid Cap Fund	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Small & Mid Cap Value	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Value Fund	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.

Oppenheimer Value Fund	N	OppenheimerFunds®	OppenheimerFunds®, Inc.

Parnassus Fund	No Load	The Parnassus Funds	Parnassus Investments

Parnassus Equity Income Fund	Investor	The Parnassus Funds	Parnassus Investments

Parnassus Mid-Cap Fund	No Load	The Parnassus Funds	Parnassus Investments

Parnassus Small-Cap Fund	No Load	The Parnassus Funds	Parnassus Investments

Pax World Balanced	Retirement	Pax World Mutual Funds	Pax World Management, Corp.

Pax World Balanced	No Load	Pax World Mutual Funds	Pax World Management, Corp.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Pax World Global Green Fund	Investor	Pax World Mutual Funds	Pax World Management, Corp.

Pax World Global Green Fund	Retirement	Pax World Mutual Funds	Pax World Management, Corp.

Payden Emerging Markets Bond Fund	No Load	Payden Mutual Funds	Payden & Rygel

Payden/Kravitz Cash Balance Plan	Advisor	Payden Mutual Funds	Payden/Kravitz Investment Advisers LLC

Payden/Kravitz Cash Balance Plan	Retirement	Payden Mutual Funds	Payden/Kravitz Investment Advisers LLC

PIMCO All Asset	Administrative	PIMCO Funds	Pacific Investment Management Co LLC

PIMCO High Yield	Administrative	PIMCO Funds	Pacific Investment Management Company LLC

PIMCO High Yield	Retirement	PIMCO Funds	Pacific Investment Management Company LLC

PIMCO Real Return	Administrative	PIMCO Funds	Pacific Investment Management Company LLC

PIMCO Real Return	Retirement	PIMCO Funds	Pacific Investment Management Company LLC

PIMCO Total Return	Administrative	PIMCO Funds	Pacific Investment Management Company LLC

PIMCO Total Return	Retirement	PIMCO Funds	Pacific Investment Management Company LLC

Pioneer Bond Fund	Retirement	Pioneer Bond Fund	Pioneer Investment Management, Inc.

Pioneer Emerging Markets	A*	Pioneer Emerging Markets Fund	Pioneer Investment Management, Inc.

Pioneer Equity Income	A*	Pioneer Equity Income	Pioneer Investment Management, Inc.

Pioneer Equity Income	Retirement	Pioneer Equity Income	Pioneer Investment Management, Inc.

Pioneer Fund	Retirement	Pioneer Fund	Pioneer Investment Management, Inc.

Pioneer High Yield Fund	Retirement	Pioneer High Yield	Pioneer Investment Management, Inc.

Pioneer Mid-Cap Value Fund	Retirement	Pioneer Mid-Cap Value	Pioneer Investment Management, Inc.

Pioneer Oak Ridge Large Cap Growth Fund	Retirement	Pioneer Oak Ridge Large Cap Growth	Pioneer Investment Management, Inc.

Pioneer Strategic Income	A*	Pioneer Strategic Income Fund	Pioneer Investment Management, Inc.

Pioneer Strategic Income	Z	Pioneer Strategic Income Fund	Pioneer Investment Management, Inc.

Pioneer VCT Fund	Institutional	Pioneer Variable Life Contracts Trust	Pioneer Investment Management, Inc.

Pioneer VCT Growth Opportunities	A	Pioneer Variable Life Contracts Trust	Pioneer Investment Management, Inc.

Prudential Financial Services Fund	A*	JennisonDryden®	Prudential Investments LLC

Prudential Financial Services Fund	Z	JennisonDryden®	Prudential Investments LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Prudential Global Real Estate	A*	Prudential Funds	Prudential Investments LLC

Prudential Global Real Estate	Z	Prudential Funds	Prudential Investments LLC

Prudential High-Yield	A*	Prudential Funds	Prudential Investments LLC

Prudential High-Yield	Z	Prudential Funds	Prudential Investments LLC

Prudential Jennison 20/20 Focus	A*	Prudential Funds	Prudential Investments LLC

Prudential Jennison 20/20 Focus	Z	Prudential Funds	Prudential Investments LLC

Prudential Jennison Health Sciences Fund	A*	JennisonDryden®	Prudential Investments LLC

Prudential Jennison Health Sciences Fund	Z	JennisonDryden®	Prudential Investments LLC

Prudential Jennison Mid-Cap Growth Fund	A*	JennisonDryden®	Prudential Investments LLC

Prudential Jennison Mid-Cap Growth Fund	Z	JennisonDryden®	Prudential Investments LLC

Prudential Jennison Natural Resources Fund	A*	JennisonDryden®	Prudential Investments LLC

Prudential Jennison Natural Resources Fund	Z	JennisonDryden®	Prudential Investments LLC

Prudential Jennison Small Company	A*	Prudential Funds	Prudential Investments LLC

Prudential Jennison Small Company	Z	Prudential Funds	Prudential Investments LLC

Prudential Total Return Bond	A*	Prudential Total Return Bond Fund, Inc.	Prudential Investments LLC

Prudential Total Return Bond	Z	Prudential Total Return Bond Fund, Inc.	Prudential Investments LLC

RidgeWorth High Income Fund	A*	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth High Income Fund	Retirement	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Large Cap Value Equity	A*	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Large Cap Value Equity	Institutional	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Mid-Cap Value Equity	A*	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Mid-Cap Value Equity	Institutional	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Small Cap Value Equity	A*	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Small Cap Value Equity	Institutional	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Total Return Bond	A*	RidgeWorth Funds	RidgeWorth Investments

RidgeWorth Total Return Bond	Retirement	RidgeWorth Funds	RidgeWorth Investments

Russell Commodity Strategies	S	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell Emerging Markets Fund	S	Russell Funds	Russell Investment Management Co.

Russell Global Equity	S	Russell Funds	Russell Investment Management Co.

Russell Global Infrastructure	S	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell Global Opportunities Credit	S	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell International Developed Markets Fund	S	Russell Funds	Russell Investment Management Co.

Russell Investment Grade Bond	S	Russell Funds	Russell Investment Management Co.

Russell LifePoints® In Retirement Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell LifePoints® In Retirement Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell LifePoints® 2015 Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Russell 2015 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2020 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2020 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2025 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2025 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2030 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2030 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2035 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2035 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2040 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2040 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2045 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2045 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2050 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2050 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2055 LifePoints® Strategy Fund	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell 2055 LifePoints® Strategy Fund	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.

Russell LifePoints® Balanced	R1	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Balanced	R3	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Conservative	R1	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Conservative	R3	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Equity Growth Strategy	R1	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Equity Growth Strategy	R3	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Growth Strategy	R1	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Growth Strategy	R3	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Moderate	R1	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell LifePoints® Moderate	R3	LifePoints® funds Target Portfolio Series	Russell Investment Management Co.

Russell Global Real Estate Securities Fund	S	Russell Funds	Russell Investment Management Co.

Russell Short Duration Bond	S	Russell Funds	Russell Investment Management Co.

Russell Strategic Bond	S	Russell Funds	Russell Investment Management Co.

Russell U.S. Core Equity Fund	S	Russell Funds	Russell Investment Management Co.

Russell U.S. Growth	S	Russell Funds	Russell Investment Management Co.

Russell U.S. Quantitative Equity Fund	S	Russell Funds	Russell Investment Management Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
Russell U.S. Small Cap Equity Fund (Formerly Russell U.S. Small & Mid Cap Fund)	S	Russell Funds	Russell Investment Management Co.

Russell U.S. Value Fund	S	Russell Funds	Russell Investment Management Co.

State Street Equity 500 Index	Administrative	State Street Institutional Investment Trust	SSgA Funds Management, Inc.

State Street Equity 500 Index	Retirement	State Street Institutional Investment Trust	SSgA Funds Management, Inc.

T. Rowe Price Blue Chip Growth	Retirement	T. Rowe Price Blue Chip Growth Fund	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income	Institutional	T. Rowe Price Equity Income Fund	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income	Retirement	T. Rowe Price Equity Income Fund	T. Rowe Price Associates, Inc.

T. Rowe Price European Stock Fund	No Load	T. Rowe Price International Funds, Inc.	T. Rowe Price International, Inc.

T. Rowe Price Growth Stock	Advisor	T. Rowe Price Growth Stock Fund	T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock	Retirement	T. Rowe Price Growth Stock Fund	T. Rowe Price Associates, Inc.

T. Rowe Price International Growth and Income	Advisor	T. Rowe Price International Funds, Inc.	T. Rowe Price International, Inc.

T. Rowe Price International Growth and Income	Retirement	T. Rowe Price International Funds, Inc.	T. Rowe Price International, Inc.

T. Rowe Price International Stock	Retirement	T. Rowe Price International Funds, Inc.	T. Rowe Price International, Inc.

T. Rowe Price Mid-Cap Growth	Retirement	T. Rowe Price Mid-Cap Growth Fund, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value	Advisor	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value	Retirement	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Retirement Income	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Fund	Investment Advisor
T. Rowe Price Retirement Income	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.

Templeton Foreign	A*	Templeton Foreign Fund	Templeton Global Advisors Limited

Templeton Foreign	Retirement	Templeton Foreign Fund	Templeton Global Advisors Limited

Templeton Global Bond	A*	Templeton Income Trust	Franklin Advisers, Inc.

Templeton Global Bond	Retirement	Templeton Income Trust	Franklin Advisers, Inc.

Templeton Growth	A*	Templeton Growth Fund, Inc.	Templeton Global Advisors Limited

Templeton Growth	Retirement	Templeton Growth Fund, Inc.	Templeton Global Advisors Limited

Thornburg Core Growth	R3	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg Core Growth	R5	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg International Value	R3	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg International Value	R5	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg Investment Income Builder Fund	R3	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg Investment Income Builder Fund	R5	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg Limited-Term Income	R3	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg Limited-Term US Government	R3	Thornburg Funds	Thornburg Investment Management, Inc.

Thornburg Value	R3	Thornburg Funds	Thornburg Investment Management, Inc.

TIAA-CREF Bond Index	Retirement	TIAA-CREF Funds	Teachers Advisors, Inc.

TIAA-CREF Growth & Income Fund	Retirement	TIAA-CREF Funds	Teachers Advisors, Inc.

TIAA-CREF International Equity Index Fund	Retirement	TIAA-CREF Funds	Teachers Advisors, Inc.

TIAA-CREF Large-Cap Growth Index Fund	Retirement	TIAA-CREF Funds	Teachers Advisors, Inc.

TIAA-CREF Large-Cap Value Index Fund	Retirement	TIAA-CREF Funds	Teachers Advisors, Inc.

TIAA-CREF Social Choice Equity Fund	Retirement	TIAA-CREF Funds	Teachers Advisors, Inc.

Timothy Plan Conservative Growth Fund	A*	The Timothy Plan®	Timothy Partners, Ltd.

Timothy Plan Strategic Growth Fund	A*	The Timothy Plan®	Timothy Partners, Ltd.

Touchstone Focused (Formerly Old Mutual Focused Fund)	A*	Touchstone Focused Fund	Touchstone Advisors, Inc.

Touchstone Focused (Formerly Old Mutual Focused Fund)	Y	Touchstone Focused Fund	Touchstone Advisors, Inc.

Vanguard Short-Term Federal	Investor	Vanguard Fixed Income	The Vanguard Group

Vanguard VIF Small Company Growth	Insurance	Vanguard Variable Insurance Fund	Granahan Investment Management, Inc. & Vanguard Group

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Fixed Interest Account and Stable Value Account

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.

Contributions

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

Transfers

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

Withdrawals

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment, ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Annuity Options

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

Charges

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

Withdrawal Charge

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.

Asset Charge

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each

Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.

Administrative Charge

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.

Additional Charges and Fees

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

Ten-Day Free Look

Under 403(b), 408, 408A, HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Termination by the Owner

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract shall be transferred to an interest account in AUL's General Account. Amounts accumulated in this interest account, plus interest as determined in the Contract, minus any applicable Withdrawal Charge,shall be paid out three hundred sixty-five (365) days following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the MVA), see the Section "Termination by the Owner" later in this Prospectus.

Contacting AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the FIA or to Annuity payments under an Annuity Option.

Participants Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge)(1)	8%

Optional Fees (Applicable to Certain Contracts)

Maximum Loan Initiation Fee(2)	$100
Maximum Annual Charge for Non-Electronic Transfers(3)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(4)	$40
Maximum Contract Termination Individual Participant Check Fee(5)	$100

The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Maximum Administrative Charge(6)	$50
Maximum Brokerage Window Fee(7)	$100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)	1.25%
Investment Advice Provider Fee(9)	May Vary
Maximum Managed Account Service Fee(9)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)	$1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)	0.20%
Maximum Loan Administration Fee(12)	$50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

EXPENSE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses*)	0.22%	2.74%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Example

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that the Owner's investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the Funds. While this example assumes the withdrawal charge is 8 percent of the Account Value in excess of a 10 percent free-out provision for the first five (5) years, 4 percent of the Account Value in excess of a 10 percent free-out provision for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year, illustrated costs may be higher or lower if the Contract does not contain a withdrawal charge and/or 10 percent free-out provision. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:

1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,191	$2,135	$3,082	$5,098

2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$469	$1,411	$2,355	$4,731

3) If you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$469	$1,411	$2,355	$4,731

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten-year period from December 31, 2002 or the year of first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2011. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2011. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
OneAmerica Asset Director Portfolio – Class O
Band 125
2011	$4.68	$4.66	17,987,933
2010	4.24	4.68	18,575,947
2009	3.40	4.24	18,707,633
2008	4.62	3.40	18,548,557
2007	4.45	4.62	21,938,209
2006	4.08	4.45	18,879,420
2005	3.83	4.08	15,641,018
2004	3.48	3.83	14,894,289
2003	2.76	3.48	13,400,476
2002	2.87	2.76	13,164,496
Band 0
2011	$1.82	$1.84	2,426,611
2010	1.63	1.82	2,534,231
Band S
2005	$1.54	$1.63	74,923
2004	1.40	1.54	49,468
2003	1.11	1.40	30,173
2002	1.27	1.11	20,490
OneAmerica Asset Director Portfolio – Advisor Class
Band 125
2011	$1.71	$1.69	10,146,496
2010	1.55	1.71	8,725,992
2009	1.25	1.55	7,470,761
2008	1.70	1.25	5,115,585
2007	1.64	1.70	3,412,279
2006	1.52	1.64	1,815,170
2005	1.55	1.71	8,725,992
2004	1.25	1.55	7,470,761
Band 100
2011	$1.74	$1.73	17,807
2010	1.58	1.74	19,462
2009	1.26	1.58	12,620
2008	1.72	1.26	5,468
Band 50
2011	$1.80	$1.80	1,161,183
2010	1.63	1.80	743,174
2009	1.30	1.63	571,136
2008	1.76	1.30	573,237
2007	1.69	1.76	605,736
2006	1.55	1.69	578,466
Band 0
2011	$1.88	$1.89	465,123
2010	1.69	1.88	452,756
2009	1.34	1.69	347,480
2008	1.81	1.34	331,408
2007	1.72	1.81	248,218
2006	1.58	1.72	244,777
2005	1.43	1.58	726,297
2004	1.42	1.43	238,572

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
OneAmerica Investment Grade Bond Portfolio – Class O
Band 125
2011	$3.04	$3.23	7,163,965
2010	2.87	3.04	7,273,020
2009	2.52	2.87	6,703,963
2008	2.57	2.52	7,244,570
2007	2.45	2.57	7,662,171
2006	2.39	2.45	9,226,129
2005	2.37	2.39	12,343,459
2004	2.30	2.37	12,786,315
2003	2.22	2.30	13,248,507
2002	2.09	2.22	14,031,515
Band 0
2011	$1.64	$1.76	337,671
2010	1.53	1.64	264,380
OneAmerica Investment Grade Bond Portfolio – Advisor Class
Band 125
2011	$1.32	$1.39	1,767,731
2010	1.25	1.32	1,745,785
2009	1.10	1.25	1,479,523
2008	1.13	1.10	948,352
2007	1.08	1.13	898,512
2006	1.05	1.08	729,566
Band 100
2011	$1.34	$1.42	12,017
2010	1.27	1.34	13,890
2009	1.11	1.27	12,103
2008	1.14	1.11	4,593
2007	1.08	1.14	2,216
Band 50
2011	$1.39	$1.48	868,995
2010	1.31	1.39	688,254
2009	1.14	1.31	610,307
2008	1.16	1.14	535,444
2007	1.10	1.16	361,830
2006	1.07	1.10	306,017
2005	1.05	1.07	444,127
2004	1.02	1.05	80,102
Band 0
2011	$1.45	$1.56	216,644
2010	1.36	1.45	19,980

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
OneAmerica Money Market Portfolio – Class O
Band 125
2011	$1.55	$1.53	19,007,766
2010	1.56	1.55	18,565,789
2009	1.58	1.56	19,256,258
2008	1.57	1.58	22,252,629
2007	1.52	1.57	20,300,004
2006	1.47	1.52	20,083,807
2005	1.45	1.47	20,497,268
2004	1.45	1.45	21,247,118
2003	1.46	1.45	21,895,488
2002	1.46	1.46	22,600,885
Band 0
2011	$1.18	$1.18	9,382
OneAmerica Money Market Portfolio – Advisor Class
Band 125
2011	$1.04	$1.03	5,202,807
2010	1.05	1.04	5,653,476
2009	1.07	1.05	5,342,158
2008	1.06	1.07	6,190,060
2007	1.03	1.06	3,019,859
2006	1.00	1.03	1,236,446
Band 100
2011	$1.06	$1.05	112,785
2010	1.07	1.06	74,866
2009	1.08	1.07	30,791
2008	1.07	1.08	7,317
Band 50
2011	$1.10	$1.09	152,014
2010	1.10	1.10	127,368
2009	1.11	1.10	110.109
2008	1.09	1.11	174,240
2007	1.05	1.09	429,722
2006	1.01	1.05	427,976
2005	0.98	1.01	394,611
Band 0
2011	$1.15	$1.15	65,497
2010	1.15	1.15	39,450
2009	1.15	1.15	19,597
OneAmerica Socially Responsive Portfolio – Class O
Band 125
2011	$0.92	$0.88	456,376
2010	0.84	0.92	431,117
2009	0.65	0.84	409,816
2008	1.04	0.65	323,432
2007	1.02	1.04	934,786
2006	1.00 (03/31/06)	1.02	693,119

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 25
2011	$0.97	$0.93	0
2010	0.87	0.97	130,456
2009	0.67	0.87	107,985
2008	1.00 (05/01/08)	0.67	51,129
OneAmerica Socially Responsive Portfolio – Advisor Class
Band 125
2011	$0.91	$0.86	570,709
2010	0.83	0.91	590,109
2009	0.64	0.83	461,841
2008	1.03	0.64	92,328
2007	1.01	1.03	39,600
2006	1.00 (03/11/06)	1.01	32
Band 100
2011	$0.92	$0.87	7,667
2010	0.84	0.92	5,867
2009	0.65	0.84	4,387
2008	1.04	0.65	2,696
2007	1.02	1.04	1.260
2006	1.00 (03/11/06)	1.02	555
Band 0
2011	$0.96	$0.93	171,028
2010	0.87	0.96	219,890
2009	0.66	0.87	227,967
2008	1.06	0.66	233,697
OneAmerica Value Portfolio – Class O
Band 125
2011	$5.62	$5.42	10,880,242
2010	5.02	5.62	11,107,774
2009	3.90	5.02	11,238,797
2008	6.26	3.90	11,924,811
2007	6.12	6.26	14,525,291
2006	5.46	6.12	15,817,104
2005	5.03	5.46	17,500,653
2004	4.43	5.03	17,430,617
2003	3.29	4.43	16,240,130
2002	3.58	3.29	15,896,163
Band 25
2011	$6.05	$5.89	0
2010	5.34	6.05	55,926
2009	4.11	5.34	49,043
2008	6.53	4.11	29,294
Band 0
2011	$1.75	$1.71	140,191
2010	1.54	1.75	127,854

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band S
2009	$23.08	$29.92	116,143
2008	36.77	23.08	114,523
2007	35.69	36.77	129,107
2006	31.59	35.69	151,386
2005	28.89	31.59	159,807
2004	25.21	28.89	177,832
2003	18.43	25.21	186,000
2002	20.39	18.43	197,000
OneAmerica Value – Advisor Class
Band 125
2011	$1.76	$1.70	3,114,402
2010	1.58	1.76	3,109,364
2009	1.23	1.58	3,013,295
2008	1.98	1.23	2,515,843
2007	1.94	1.98	2,706,754
2006	1.76	1.94	2,160,811
Band 100
2011	$1.80	$1.73	128,224
2010	1.60	1.80	115,556
2009	1.25	1.60	6,232
2008	2.00	1.25	3,852
2007	1.96	2.00	988
Band 50
2011	$1.86	$1.81	672,651
2010	1.65	1.86	640,094
2009	1.28	1.65	436,368
2008	2.05	1.28	383,363
2007	1.99	2.05	435,165
2006	1.77	1.99	445,204
2005	1.61	1.77	567,709
2004	1.30	1.61	119
Band 0
2011	$1.94	$1.89	156,802
2010	1.72	1.94	150,521
2009	1.32	1.72	96,330
2008	2.10	1.32	78,347
2007	2.04	2.10	355,056
Alger Balanced Portfolio – Institutional Class
Band 125
2011	$1.04	$1.03	1,520,882
2010	0.96	1.04	1,687,503
2009	0.75	0.96	1,706,404
2008	1.11	0.75	1,653,604
2007	1.00	1.11	1,798,815
2006	0.97	1.00	2,711,777
2005	0.90	0.97	5,309,729
2004	0.80	0.90	5,608,418
2003	0.75	0.80	4,846,307
2002	0.86	0.75	3,565,920

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Capital Appreciation Portfolio – Institutional Class
Band 125
2011	$0.80	$0.79	15,260,179
2010	0.71	0.80	13,690,430
2009	0.48	0.71	11,507,029
2008	0.88	0.48	6,909,800
2007	0.67	0.88	7,111,480
2006	0.57	0.67	5,737,983
2005	0.50	0.57	4,587,833
2004	0.47	0.50	30,808,431
2003	0.35	0.47	3,023,797
2002	0.54	0.35	1,648,485
Alger Capital Appreciation Institutional – Institutional Class
Band 125
2011	$1.25	$1.22	4,325,307
2010	1.12	1.25	3,000,328
2009	0.76	1.12	1,080,172
2008	1.37	0.76	328,522
2007	1.05	1.37	111,363
Alger Capital Appreciation Institutional – Retirement Class
Band 125
2011	$1.22	$1.19	2,230,755
2010	1.10	1.22	1,543,088
2009	0.75	1.10	787,045
2008	1.36	0.75	323,390
2007	1.05	1.36	53,880
Band 50
2011	$1.26	$1.24	566,804
Band 0
2011	$1.29	$1.27	341,307
2010	1.14	1.29	82,371
Alger Large Cap Growth Portfolio – Institutional Class
Band 125
2011	$2.69	$2.65	14,617,577
2010	2.40	2.69	16,475,800
2009	1.65	2.40	17,860,538
2008	3.10	1.65	20,659,794
2007	2.62	3.10	22,234,403
2006	2.52	2.62	27,277,733
2005	2.28	2.52	35,493,177
2004	2.19	2.28	37,865,891
2003	1.64	2.19	38,799,525
2002	2.48	1.64	35,535,748
Alger Small-Cap Growth Institutional Fund – Institutional Class
Band 125
2011	$1.11	$1.07	5,515,780
2010	0.90	1.11	4,810,958
2009	0.63	0.90	4,103,211
2008	1.18	0.63	994,455
2007	1.04	1.18	740,688

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Small-Cap Growth Institutional Fund – Retirement Class
Band 125
2011	$1.09	$1.04	505,729
2010	0.88	1.09	708,498
2009	0.63	0.88	546,389
2008	1.18	0.63	370,482
2007	1.04	1.18	97,979
Alliance Bernstein 2010 Strategy – Retirement Class
Band 125
2011	$0.92	$0.89	146,646
2010	0.83	0.92	179,161
2009	0.65	0.83	164,661
2008	0.99	0.65	106,865
Alliance Bernstein 2010 Strategy – Advisor Class
Band 125
2011	$0.93	$0.91	1,387
2010	0.84	0.93	370
2009	0.66	0.84	326,212
2008	0.99	0.66	201,121
Band 25
2011	$0.96	$0.95	0
2010	0.86	0.96	3,536,820
2009	0.66	0.86	3,902,220
2008	0.99	0.66	4,481,338
Alliance Bernstein 2015 Strategy – Retirement Class
Band 125
2011	$0.89	$0.86	528,141
2010	0.81	0.89	837,546
2009	0.63	0.81	876,249
2008	0.99	0.63	356,674
Alliance Bernstein 2015 Strategy – Advisor Class
Band 125
2011	$0.91	$0.88	210
2010	0.82	0.91	3,412
2009	0.63	0.82	997,148
2008	0.99	0.63	749,527
Band 25
2011	$0.94	$0.91	0
2010	0.83	0.94	8,668,568
2009	0.64	0.83	8,404,672
2008	0.59	0.64	7,706,078
Alliance Bernstein 2020 Strategy – Retirement Class
Band 125
2011	$0.87	$0.82	799,443
2010	0.78	0.87	1,201,077
2009	0.60	0.78	940,323
2008	0.99	0.60	163,638

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alliance Bernstein 2020 Strategy – Advisor Class
Band 125
2011	$0.88	$0.84	13,241
2010	0.79	0.88	9,708
2009	0.60	0.79	566,285
2008	0.99	0.60	302,933
Band 25
2011	$0.91	$0.87	0
2010	0.81	0.91	7,412,143
2009	0.61	0.81	6,886,357
2008	0.99	0.61	6,857,237
Alliance Bernstein 2025 Strategy – Retirement Class
Band 125
2011	$0.85	$0.79	973,127
2010	0.76	0.85	1,223,331
2009	0.58	0.76	731,242
2008	0.98	0.58	84,088
Alliance Bernstein 2025 Strategy – Advisor Class
Band 125
2011	$0.86	$0.81	32,676
2010	0.77	0.86	43,323
2009	0.58	0.77	1,197,849
2008	0.98	0.58	1,284,111
Band 25
2011	$0.89	$0.84	0
2010	0.78	0.89	5,629,327
2009	0.59	0.78	5,094,033
2008	0.99	0.59	4,361,578
Alliance Bernstein 2030 Strategy – Retirement Class
Band 125
2011	$0.83	$0.77	502,697
2010	0.75	0.83	787,491
2009	0.57	0.75	730,207
2008	0.98	0.57	294,006
Alliance Bernstein 2030 Strategy – Advisor Class
Band 125
2011	$0.85	$0.78	8,376
2010	0.76	0.85	11,571
2009	0.58	0.76	1,066,230
2008	0.98	0.58	1,151 ,140
Band 25
2011	$0.87	$0.82	0
2010	0.77	0.87	3,961,910
2009	0.58	0.77	3,389,582
2008	0.99	0.58	3,052,004

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alliance Bernstein 2035 Strategy – Retirement Class
Band 125
2011	$0.82	$0.75	423,379
2010	0.73	0.82	600,299
2009	0.57	0.73	373,507
2008	0.98	0.57	49,544
Alliance Bernstein 2035 Strategy – Advisor Class
Band 125
2011	$0.83	$0.76	250
2010	0.74	0.83	28,316
2009	0.57	0.74	253,369
2008	0.98	0.57	96,468
Band 25
2011	$0.85	$0.79	0
2010	0.76	0.85	2,686,912
2009	0.58	0.76	2,304,853
2008	0.98	0.58	1,953,772
Alliance Bernstein 2040 Strategy – Retirement Class
Band 125
2011	$0.82	$0.74	777,401
2010	0.74	0.82	724,358
2009	0.57	0.74	586,412
2008	0.98	0.57	128,919
Alliance Bernstein 2040 Strategy – Advisor Class
Band 125
2011	$0.83	$0.76	26,150
2010	0.74	0.83	19,355
2009	0.57	0.74	582,464
2008	0.98	0.57	531,200
Band 25
2011	$0.86	$0.79	0
2010	0.76	0.86	1,712,869
2009	0.58	0.76	1,467,728
2008	0.99	0.58	1,266,007
Alliance Bernstein 2045 Strategy – Retirement Class
Band 125
2011	$0.81	$0.74	137,635
2010	0.73	0.81	172,202
2009	0.57	0.73	92,768
2008	0.98	0.57	17,269
Alliance Bernstein 2045 Strategy – Advisor Class
Band 125
2011	$0.82	$0.75	33,171
2010	0.74	0.82	43,271
2009	0.57	0.74	137,842
2008	0.98	0.57	60,509

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alliance Bernstein 2050 Strategy – Retirement Class
Band 125
2011	$0.84	$0.76	133,011
2010	0.75	0.84	103,428
2009	0.57	0.75	55,040
2008	0.98	0.57	5,406
Alliance Bernstein 2050 Strategy – Advisor Class
Band 125
2011	$0.85	$0.77	8,583
2010	0.76	0.85	8,062
2009	0.58	0.76	9,457
2008	0.99	0.58	5,011
Band 25
2011	$0.88	$0.81	0
2010	0.78	0.88	555,904
2009	0.58	0.78	325,664
2008	0.99	0.58	149,754
Alliance Bernstein 2055 Strategy – Retirement Class
Band 125
2011	$0.82	$0.74	53,555
2010	0.74	0.82	54,340
2009	0.57	0.74	44,862
2008	0.98	0.57	15,430
Alliance Bernstein 2055 Strategy – Advisor Class
Band 125
2011	$0.84	$0.76	11,881
2010	0.75	0.84	7,968
2009	0.58	0.75	6,932
2008	0.99	0.58	6,867
Band 25
2011	$0.86	$0.79	0
2010	0.77	0.86	45,988
2009	0.58	0.77	20,560
2008	0.99	0.58	41,700
Alliance Bernstein Core Opportunities Fund – Retirement Class (Formerly Focused Growth & Income Fund – Retirement Class)
Band 125
2011	$1.04	$1.08	79,578
2010	0.91	1.04	47,749
2009	0.75	0.91	37,645
2008	1.24	0.75	42,640
2007	1.15	1.24	30,906
Band 0
2011	$1.12	$1.17	1,145
2010	0.97	1.12	1,145

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alliance Bernstein Global Value – Retirement Class
Band 125
2011	$0.94	$0.78	119,943
2010	0.88	0.94	116,982
2009	0.67	0.88	446,199
2008	1.43	0.67	966,469
2007	1.43	1.43	1,133,543
2006	1.15	1.43	572,341
2005	1.00 (5/20/2005)	1.15	324,509
Alliance Bernstein International Growth Fund – Retirement Class
Band 125
2011	$1.29	$1.06	91,158
2010	1.17	1.29	392,417
2009	0.85	1.17	1,382,120
2008	1.70	0.85	4,169,313
2007	1.47	1.70	3,870,393
2006	1.23 (01/01/06)	1.47	3,358,366
Band 50
2011	$1.35	$1.12	535,816
2010	1.21	1.35	474,332
2009	0.87	1.21	459,866
2008	1.73	0.87	459,865
2007	1.49	1.73	4.62,201
2006	1.23	1.49	413,626
Alliance Bernstein International Value – Retirement Class
Band 125
2011	$1.00	$0.79	420,444
2010	0.98	1.00	651,547
2009	0.74	0.98	650,608
2008	1.62	0.74	640,620
2007	1.56	1.62	369,413
2006	1.18	1.56	1,819
Alliance Bernstein Small/Mid-Cap Growth Fund – Retirement Class
Band 125
2011	$1.28	$1.30	437,753
2010	0.93	1.28	240,108
2009	0.65	0.93	160,545
2008	1.27	0.65	130,097
2007	1.15	1.27	136,327
2006	1.17	1.15	157,883
Band 100
2011	$1.30	$1.32	50,425
2010	0.95	1.30	41,612
2009	0.65	0.95	67,708
2008	1.28	0.65	33,380
2007	1.16	1.28	38,825
2006	1.17	1.16	82,298

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.33	$1.37	112,657
2010	0.97	1.33	129,801
2009	0.66	0.97	153,819
2008	1.30	0.66	138,626
2007	1.17	1.30	191,769
2006	1.17	1.17	171,240
Alliance Bernstein Small-Cap Growth Fund – Retirement Class
Band 125
2011	$1.45	$1.49	640,602
2010	1.07	1.45	507,443
2009	0.77	1.07	445,190
2008	1.41	0.77	259,548
2007	1.26	1.41	48,659
2006	1.17	1.26	30,253
Band 0
2011	$1.56	$1.62	14,055
2010	1.14	1.56	10,510
2009	.80	1.14	960
2008	1.46	.80	688
2007	1.28	1.46	436
Alliance Bernstein Small/Mid-Cap Value Fund – Retirement Class
Band 125
2011	$1.38	$1.25	601,472
2010	1.11	1.38	432,363
2009	0.79	1.11	303,697
2008	1.23	0.79	253,088
2007	1.22	1.23	237,462
2006	1.10	1.22	48,877
Band 50
2011	$1.44	$1.31	194,052
2010	1.15	1.44	35,636
Alliance Bernstein Value Fund – Retirement Class
Band 125
2011	$0.87	$0.82	63,274
2010	0.79	0.87	62,565
2009	0.68	0.79	60,625
2008	1.18	0.68	65,853
2007	1.26	1.18	76,674
2006	1.05	1.26	42,211
Band 100
2011	$0.88	$0.83	69,052
2010	0.80	0.88	61,588
2009	0.68	0.80	53,550
2008	1.19	0.68	34,458
2007	1.26	1.19	54,559
2006	1.05	1.26	43,841
2005	1.00 (5/20/05)	1.05	3,197

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Allianz NFJ Dividend Value – Class Administrative
Band 125
2011	$0.84	$0.86	1,567,789
2010	0.75	0.84	1,280,768
2009	0.68	0.75	2.169,630
2008	1.07	0.68	1,824,008
2007	1.04	1.07	333,048
Allianz NFJ Dividend Value – Retirement Class
Band 125
2011	$0.83	$0.84	5,034,494
2010	0.75	0.83	5,108,611
2009	0.67	0.75	4,345,901
2008	1.07	0.67	2,831.084
2007	1.04	1.07	723,187
Band 100
2011	$0.84	$0.86	5,942
2010	0.75	0.84	4,286
2009	0.67	0.75	4,230
2008	1.07	0.67	4,142
Band 0
2011	$0.88	$0.90	88,685
2010	0.78	0.88	199,267
2009	0.69	0.78	256,696
2008	1.08	0.69	23,373
Allianz NFJ Mid-Cap Value Fund
Band 125
2011	$1.33	$1.29	151,351
Allianz NFJ Renaissance Fund – Class Administrative
Band 125
2011	$1.30	$1.27	549,720
2010	1.09	1.30	557,619
2009	0.83	1.09	537,575
2008	1.40	0.83	563,395
2007	1.34	1.40	794,046
2006	1.21	1.34	3,997,693
2005	1.27	1.21	3,997,575
2004	1.11	1.27	3,862,488
2003	0.71	1.11	307,847
2002	1.00	0.71	92,285
Allianz NFJ Small-Cap Value – Class Administrative
Band 125
2011	$1.06	$1.07	16,922,863
2010	0.86	1.06	16,072,562
2009	0.70	0.86	13.752,191
2008	0.96	0.70	9,941.000
2007	1.00 (05/24/07)	0.96	10,075,000

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Allianz NFJ Small-Cap Value Fund – Retail Class
Band 125
2011	$1.94	$1.96	4,163,299
2010	1.58	1.94	3,965,270
2009	1.29	1.58	3.197,438
2008	1.79	1.29	1,975,224
2007	1.71	1.79	1.203,635
2006	1.49	1.71	5,980,643
2005	1.35	1.46	754,647
Band 100
2011	$1.98	$2.00	43,451
2010	1.61	1.98	39,742
2009	1.31	1.61	42,407
2008	1.81	1.31	26,305
2007	1.72	1.81	36,025
2006	1.65	1.72	49,401
Band 50
2011	$2.05	$2.08	67,855
2010	1.66	2.05	61,344
2009	1.35	1.66	2,167
Band 0
2011	$2.13	$2.17	470,661
2010	1.71	2.13	502,235
2009	1.38	1.71	406,525
2008	1.88	1.38	275,153
2007	1.78	1.88	206,346
2006	1.70	1.78	114,002
American Century® Diversified Bond – Class A
Band 125
2011	$1.02	$1.08	44,493
2010	1.00 (05/27/10)	1.02	5,914
American Century® Emerging Markets – Class A
Band 125
2011	$1.24	$0.96	161,193
2010	1.07	1.24	151,410
2009	0.64	1.07	164,361
2008	1.61	0.64	153,957
2007	1.14	1.61	17,960
American Century® Emerging Markets – Investor Class
Band 125
2011	$1.25	$0.97	236,549
2010	1.07	1.25	264,393
2009	0.64	1.07	236,983
2008	1.62	0.64	192,102
2007	1.14	1.62	115,119

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Equity Growth – Class A
Band 125
2011	$1.20	$1.23	694,379
2010	1.06	1.20	998,026
2009	0.90	1.06	894,480
2008	1.39	0.90	747,704
American Century® Equity Income – Class A
Band 125
2011	$1.59	$1.62	5,642,379
2010	1.42	1.59	3,861.058
2009	1.29	1.42	2,802,229
2008	1.63	1.29	972,858
2007	1.63	1.63	663,523
2006	1.39	1.63	578,200
2005	1.37	1.39	392,670
2004	1.24	1.37	91
Band 100
2011	$1.62	$1.66	35,841
2010	1.45	1.62	33,410
2009	1.31	1.45	29,989
2008	1.65	1.31	26,671
Band 50
2011	$1.68	$1.73	122,045
2010	1.49	1.68	35,871
Band 0
2011	$1.75	$1.81	439,651
2010	1.55	1.75	133,996
2009	1.38	1.55	46,405
2008	1.73	1.38	85,200
American Century® Equity Income – Investor Class
Band 125
2011	$1.69	$1.73	4,822,696
2010	1.51	1.69	3,533,917
2009	1.36	1.51	2,744,993
2008	1.72	1.36	2,006,050
2007	1.71	1.72	2,005,699
2006	1.45	1.71	2,179,594
2005	1.44	1.45	2,170,834
2004	1.29	1.44	1,825,291
2003	1.05	1.29	1,098,415
2002	1.12	1.05	460,245
Band 0
2011	$1.91	$1.97	1,873,837
2010	1.68	1.91	1,885,419
2009	1.50	1.68	0
2008	1.87	1.50	4,146

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Ginnie Mae – Class A
Band 125
2011	$1.29	$1.36	4,677,679
2010	1.23	1.29	971,516
2009	1.18	1.23	901,832
2008	1.12	1.18	561,933
2007	1.07	1.12	419,553
2006	1.04	1.07	350,185
2005	1.03	1.04	177,276
2004	1.01	1.03	162,057
Band 0
2011	$1.41	$1.51	340,804
American Century® Growth – Class A
Band 125
2011	$1.41	$1.38	1,701,488
2010	1.22	1.41	606,608
2009	0.90	1.22	500,475
2008	1.39	0.90	747,740
2007	1.37	1.39	738,860
2006	1.22	1.37	460,932
2005	1.15	1.22	302,561
2004	1.00 (05/17/04)	1.15	48,039
Band 0
2011	$1.55	$1.53	192,413
2010	1.32	1.55	14,472
American Century® Heritage – Class A
Band 125
2011	$2.42	$2.22	6,474,446
2010	1.87	2.42	5,699,687
2009	1.39	1.87	4,444,448
2008	2.61	1.39	2,943,496
2007	1.82	2.61	1,926,364
2006	1.58	1.82	920,417
Band 50
2011	$2.55	$2.37	222,417
2010	1.96	2.55	174,847
2009	1.44	1.96	123,771
2008	2.70	1.44	105,549
2007	1.86	2.70	61,100
2006	1.64	1.86	54,002
Band 0
2011	$2.67	$2.49	709,960
2010	2.04	2.67	655,065
2009	1.49	2.04	558,045
2008	2.78	1.49	337,679
2007	1.91	2.78	267,929
2006	1.67	1.91	169,183

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Income & Growth – Investor Class
Band 125
2011	$1.07	$1.09	117,842
2010	0.95	1.07	164,703
2009	0.81	0.95	180,086
2008	1.23	0.81	204,711
2007	1.28	1.23	258,269
2006	1.11	1.28	260,294
2005	1.07	1.11	256,142
2004	0.96	1.07	257,431
2003	0.75	0.96	108,792
2002	0.94	0.75	71,607
American Century® Inflation-Adjusted Bond – Advisor Class
Band 125
2011	$1.28	$1.42	9,944,906
2010	1.23	1.28	8,637,587
2009	1.13	1.23	5.338,600
2008	1.16	1.13	4,343,960
2007	1.06	1.16	2,220,551
2006	1.07	1.06	1,942,467
Band 100
2011	$1.30	$1.45	76,567
2010	1.25	1.30	71,810
2009	1.14	1.25	62,406
2008	1.17	1.14	199,768
2007	1.07	1.17	69,409
2006	1.08	1.07	56,764
Band 0
2011	$1.39	$1.56	394,677
2010	1.32	1.39	389,191
2009	1.19	1.32	294,106
2008	1.21	1.19	146,929
2007	1.09	1.21	27,558
2006	1.07	1.09	2,174
2005	1.06	1.07	896,882
2004	1.00 (05/17/04)	1.06	271,957
American Century® International Bond – Class A
Band 125
2011	$1.00	$1.04	0
2010	1.01	1.00	787
American Century® International Bond – Investor Class
Band 125
2011	$1.01	$1.05	69
2010	1.01	1.01	9
American Century® International Discovery – Investor Class
Band 125
2011	$0.72	$0.59	5,323
2010	0.60	0.72	1,785
2009	0.45	0.60	1,144
2008	0.96	0.45	333

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® International Discovery – Class A
Band 125
2011	$0.71	$0.58	239,843
2010	0.60	0.71	241,002
2009	0.45	0.60	183,596
2008	0.96	0.45	101,975
American Century® International Growth – Class A
Band 125
2011	$1.90	$165	201,409
2010	1.69	1.90	165,357
2009	1.28	1.69	142,053
2008	2.38	1.28	82,938
2007	2.06	2.38	141,843
2006	1.67	2.06	46,347
American Century® International Growth – Investor Class
Band 125
2011	$2.42	$2.11	847,501
2010	2.16	2.42	840,927
2009	1.63	2.16	682,917
2008	3.01	1.63	589,391
2007	2.60	3.01	555,930
2006	2.11	2.60	490,071
2005	1.88	2.11	481,271
2004	1.65	1.88	393,336
2003	1.34	1.65	436,240
2002	1.68	1.34	130,388
American Century® Large Company Value – Class A
Band 125
2011	$1.37	$1.37	785,241
2010	1.25	1.37	1,188,853
2009	1.05	1.25	1,235,965
2008	1.70	1.05	1,365,605
2007	1.75	1.70	1,337,667
2006	1.51	1.75	1,045,173
Band 0
2011	$1.52	$1.54	423,275
2010	1.37	1.52	419,858
2009	1.14	1.37	366,693
2008	1.82	1.14	274,192
2007	1.85	1.82	223,327
2006	1.48	1.85	181,604
2005	1.45	1.48	510,254
2004	1.28	1.45	113,289
American Century® Livestrong 2015 – Class A
Band 125
2011	$1.28	$1.30	8,380,520
2010	1.17	1.28	4,777,583
2009	1.00 (05/01/09)	1.17	1,637,655

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.30	$1.34	95,232
2010	1.18	1.30	98,763
2009	1.00 (05/01/09)	1.18	14,003
American Century® Livestrong 2015 – Investor Class
Band 125
2011	$1.28	$1.31	4,159,692
2010	1.17	1.28	3,223,481
2009	1.00 (05/01/09)	1.17	57,504
Band 0
2011	$1.31	$1.35	963,099
2010	1.18	1.31	456,364
American Century® Livestrong 2020 – Class A
Band 125
2011	$1.30	$1.32	6,921,485
2010	1.18	1.30	3,624,796
2009	1.00 (05/01/09)	1.18	1,640,323
Band 0
2011	$1.33	$1.36	407,867
2010	1.19	1.33	706,836
American Century® Livestrong 2020 – Investor Class
Band 125
2011	$1.31	$1.32	6,448,379
2010	1.18	1.31	3,499,128
Band 0
2011	$1.33	$1.37	837,155
2010	1.19	1.33	414,566
American Century® Livestrong 2025 – Class A
Band 125
2011	$1.33	$1.33	7,831,506
2010	1.20	1.33	3,897,760
2009	1.00 (05/01/09)	1.20	1,218,992
Band 0
2011	$1.36	$1.38	475,952
2010	1.21	1.36	416,007
American Century® Livestrong 2025 – Investor Class
Band 125
2011	$1.33	$1.34	5,098,654
2010	1.20	1.33	3,517,307
2009	1.00 (05/01/09)	1.20	31,934
Band 0
2011	$1.36	$1.39	891,632
2010	1.21	1.36	534,233
American Century® Livestrong 2030 – Class A
Band 125
2011	$1.35	$1.35	6,029,404
2010	1.21	1.35	3,505,132
2009	1.00 (05/01/09)	1.21	1,108,217

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.38	$1.39	109,663
2010	1.22	1.38	534,233
American Century® Livestrong 2030 – Investor Class
Band 125
2011	$1.36	$1.36	4,394,880
2010	1.22	1.36	2,261,026
Band 0
2011	$1.39	$1.40	642,417
2010	1.23	1.39	390,699
American Century® Livestrong 2035 – Class A
Band 125
2011	$1.38	$1.37	5,888,624
2010	1.23	1.38	3,149,445
2009	1.00 (05/01/09)	1.23	1,125,320
Band 50
2011	$1.40	$1.40	3,238
2010	1.24	1.40	793
Band 0
2011	$1.41	$1.42	176,108
2010	1.24	1.41	131,553
American Century® Livestrong 2035 – Investor Class
Band 125
2011	$1.39	$1.38	3,738,218
2010	1.23	1.39	1,713,746
2009	1.00 (05/01/09)	1.23	3,892
Band 0
2011	$1.42	$1.43	569,856
2010	1.24	1.42	314,942
American Century® Livestrong 2040 – Class A
Band 125
2011	$1.41	$1.39	4,146,440
2010	1.25	1.41	2,352,543
2009	1.00 (05/01/09)	1.25	559,321
Band 0
2011	$1.44	$1.44	153,824
2010	1.26	1.44	281,155
American Century® Livestrong 2040 – Investor Class
Band 125
2011	$1.42	$1.40	3,619,020
2010	1.25	1.42	1,559,523
Band 0
2011	$1.45	$1.44	488,754
2010	1.26	1.45	272,970

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Livestrong 2045 – Class A
Band 125
2011	$1.42	$1.39	2,486,219
2010	1.25	1.42	1,164,565
2009	1.00 (05/01/09)	1.25	355,157
Band 0
2011	$1.45	$1.44	136,843
2010	1.26	1.45	127,298
American Century® Livestrong 2045 – Investor Class
Band 125
2011	$1.43	$1.40	1,743,664
2010	1.26	1.43	823,793
2009	1.00 (05/01/09)	1.26	9,971
Band 0
2011	$1.46	$1.45	339,694
American Century® Livestrong 2050 – Class A
Band 125
2011	$1.43	$1.40	1,607,667
2010	1.26	1.43	680,614
2009	1.00 (05/01/09)	1.26	257,861
Band 0
2011	$1.46	$1.45	124,534
2010	1.27	1.46	127,298
American Century® Livestrong 2050 – Investor Class
Band 125
2011	$1.44	$1.41	1,190,201
2010	1.26	1.44	629,545
Band 0
2011	$1.47	$1.46	227,082
2010	1.27	1.47	127,230
American Century® Livestrong 2055 – Class A
Band 125
2011	$1.00 (04/01/11)	$0.93	94,061
American Century® Livestrong 2055 – Investor Class
Band 125
2011	$1.00 (04/01/11)	$0.93	16,185
Band 0
2011	$1.00 (04/01/11)	$0.94	1,528
American Century® Livestrong Income – Class A
Band 125
2011	$1.25	$1.27	861,482
2010	1.15	1.25	386,601
2009	1.00 (05/01/09)	1.15	35,426
American Century® Livestrong Income – Investor Class
Band 125
2011	$1.25	$1.28	1,726,001
2010	1.15	1.25	394,579

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.28	$1.32	14,095
2010	1.16	1.28	3,832
American Century® Mid-Cap Value – Class A
Band 125
2011	$1.55	$1.52	688,606
2010	1.32	1.55	77,429
2009	1.03	1.32	59,773
Band 0
2011	$1.59	$1.58	36,024
2010	1.34	1.59	6,327
American Century® Mid-Cap Value – Investor Class
Band 125
2011	$1.56	$1.53	1,064,186
2010	1.32	1.56	615,122
2009	1.03	1.32	108,435
American Century® Real Estate – Class A
Band 125
2011	$1.84	$2.03	748,646
2010	1.45	1.84	1,061,530
2009	1.16	1.45	860,977
2008	2.08	1.16	644,022
2007	2.51	2.08	514,912
2006	1.89	2.51	847,313
Band 0
2011	$2.04	$2.27	128,262
2010	1.59	2.04	289,416
2009	1.25	1.59	280,215
2008	2.22	1.25	216,210
2007	2.64	2.22	142,257
2006	1.89	2.64	87,376
2005	1.65	1.89	191,151
2004	1.29	1.65	50,800
American Century® Select – Class A
Band 125
2011	$1.12	$1.11	84,500
2010	0.99	1.12	96,328
2009	0.74	0.99	93,810
2008	1.25	0.74	71,559
2007	1.06	1.25	89,918
2006	1.08	1.06	46,347
American Century® Real Estate – Investor Class
Band 125
2011	$0.76	$0.84	993,413
2010	0.60	0.76	1,217,601
2009	0.48	0.60	1,143,716
2008	0.85	0.48	1,660,372
2007	1.00 (5/24/07)	0.85	1,106,259

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Select – Investor Class
Band 125
2011	$2.19	$2.20	14,460
2010	1.94	2.19	15,330
2009	1.46	1.94	15,022
2008	2.44	1.46	13,636
2007	2.03	2.44	1,279
2006	2.10	2.03	2,919
2005	2.10	2.10	20,250
2004	1.99	2.10	14,757
2003	1.61	1.99	107,703
2002	2.11	1.61	91,651
American Century® Small-Cap Growth – Class A
Band 125
2011	$1.49	$1.39	568,575
2010	1.16	1.49	718,176
2009	0.94	1.16	475,028
2008	1.65	0.94	463,450
2007	1.35	1.65	219,861
2006	1.21	1.35	126,392
2005	1.17	1.21	51,638
2004	1.00 (05/17/04)	1.17	37,424
Band 100
2011	$1.51	$1.42	1,289
2010	1.18	1.51	1,200
2009	0.95	1.18	914
2008	1.67	0.95	579
American Century® Small-Cap Value – Class A
Band 125
2011	$2.30	$2.12	350,672
2010	1.89	2.30	251,731
2009	1.38	1.89	138,759
2008	1.93	1.38	90,831
2007	2.02	1.93	74,618
2006	1.77	2.02	189,914
2005	1.66	1.77	131,828
2004	1.52	1.66	78,721
Band 50
2011	$2.43	$2.25	42,889
2010	1.98	2.43	7,942
Band 0
2011	$2.54	$2.36	55,001
2010	2.05	2.54	7,968

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Small-Cap Value Fund – Investor
Band 125
2011	$2.46	$2.27	4,503,943
2010	2.01	2.46	4,498,490
2009	1.47	2.01	3,896,716
2008	2.05	1.47	3,748,913
2007	2.13	2.05	3,912,022
2006	1.87	2.13	4,345,605
2005	1.75	1.87	3,772,575
2004	1.45	1.75	3,009,325
2003	1.08	1.45	1,341,148
2002	1.23	1.08	515,244
Band 0
2011	$2.78	$2.59	210,246
2010	1.01 (05/01/03)	2.78	154,247
American Century® Small Company Stock – Class A
Band 125
2011	$1.79	$1.75	52,786
2010	1.43	1.79	63,724
2009	1.20	1.43	65,186
2008	1.97	1.20	53,554
2007	2.13	1.97	45,071
2006	2.06	2.13	70,878
American Century® Strategic Allocation Aggressive – Class A
Band 125
2011	$1.72	$1.66	5,046,090
2010	1.52	1.72	4,523,161
2009	1.22	1.52	4,074,877
2008	1.87	1.22	2,469,327
2007	1.65	1.87	1,169,269
2006	1.47	1.65	1,018,890
2005	1.39	1.47	509,829
2004	1.26	1.39	259,047
Band 100
2011	$1.75	$1.70	168,620
2010	1.54	1.75	129,782
2009	1.24	1.54	91,796
2008	1.89	1.24	50,609
2007	1.67	1.89	15,854
Band 50
2011	$1.82	$1.77	21,354
2010	1.59	1.82	23,810
Band 0
2011	$1.90	$1.86	1,306,148
2010	1.65	1.90	278,790

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Strategic Allocation Aggressive – Investor Class
Band 125
2011	$1.51	$1.47	21,751,649
2010	1.33	1.51	19,557,891
2009	1.07	1.33	17.387,419
2008	1.64	1.07	14,029,956
2007	1.45	1.64	9,397,001
2006	1.28	1.45	5,128,840
Band 0
2011	$1.69	$1.65	417,435
2010	1.00 (05/31/02)	1.69	422,965
American Century® Strategic Allocation Conservative – Class A
Band 125
2011	$1.42	$1.44	2,636,851
2010	1.31	1.42	2,390,868
2009	1.16	1.31	1,973,305
2008	1.40	1.16	1,940,616
2007	1.32	1.40	1,038,630
2006	1.23	1.32	509,830
2005	1.20	1.23	197,157
2004	1.13	1.20	71,118
Band 100
2011	$1.44	$1.47	59,923
2010	1.33	1.44	46,967
2009	1.18	1.33	36,091
2008	1.41	1.18	814
2007	1.33	1.41	195
Band 0
2011	$1.55	$1.60	170,685
2010	1.02 (05/01/03)	1.55	69,102
American Century® Strategic Allocation Conservative – Investor Class
Band 125
2011	$1.36	$1.39	5,027,788
2010	1.26	1.36	5,064,756
2009	1.11	1.26	4,838,273
2008	1.33	1.11	3,844,730
2007	1.26	1.33	2,278,412
2006	1.17	1.26	2,033,865
Band 0
2011	$1.51	$1.57	630,906
2010	1.38	1.51	710,756
American Century® Strategic Allocation Moderate – Class A
Band 125
2011	$1.60	$1.59	11,702,163
2010	1.44	1.60	10,739,208
2009	1.21	1.44	8,769,582
2008	1.66	1.21	6,417,840
2007	1.52	1.66	2,393,701
2006	1.39	1.52	2,215,858

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period		Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2011		$1.63	$1.62	299,200
2010		1.47	1.63	426,668
2009		1.23	1.47	4,563,198
2008		1.67	1.23	4,113,686
2007		1.53	1.67	2,568,262
2006		1.37	1.53	918,644
2005		1.31	1.37	1,347,923
2004		1.21	1.31	586,339
Band 75
2011	$		$1.66	1,055,544
Band 50
2011		$1.69	$1.69	12,803
2010		1.51	1.69	11,866
Band 25
2011		$1.73	$1.73	–
Band 0
2011		$1.77	$1.77	1,795,448
2010		1.57	1.77	195,762
American Century® Strategic Allocation Moderate – Investor Class
Band 125
2011		$1.47	$1.46	38,073,248
2010		1.32	1.47	35,016.804
2009		1.11	1.32	33,699,497
2008		1.51	1.11	28,417,955
2007		1.38	1.51	16,260,633
2006		1.26	1.38	6,700,797
Band 0
2011		$1.64	$1.65	3,403,402
2010		1.46	1.64	3,568,225
American Century® Ultra – Investor Class
Band 125
2011		$2.37	$2.37	264,155
2010		2.06	2.37	101,485
2009		1.54	2.06	101,218
2008		2.68	1.54	134,718
2007		2.23	2.68	71,351
2006		2.33	2.23	288,671
2005		2.31	2.33	309,375
2004		2.11	2.31	286,247
2003		1.70	2.11	400.189

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® Ultra – Class A
Band 125
2011	$1.33	$1.33	415,957
2010	1.16	1.33	352,431
2009	0.87	1.16	343,801
2008	1.51	0.87	301,051
2007	1.26	1.51	295,358
2006	1.32	1.26	392,425
2005	1.32	1.32	394,020
2004	1.21	1.32	39,386
American Century® Vista – Class A
Band 125
2011	$1.31	$1.19	462,849
2010	1.07	1.31	690,815
2009	0.90	1.07	664,856
2008	1.77	0.90	594,598
2007	1.30	1.77	363,477
2006	1.21	1.30	765,754
2005	1.12	1.21	134,549
2004	1.00 (05/17/04)	1.12	36,669
American Century® Vista – Investor Class
Band 125
2011	$0.89	$0.81	2,801,852
2010	0.73	0.89	2,921,488
2009	0.60	0.73	4,516,523
2008	1.19	0.60	4,323,447
2007	1.00 (5/24/07)	1.19	1,149,784
American Century® VP Capital Appreciation – Class I
Band 125
2011	$2.59	$2.39	5,436,459
2010	2.00	2.59	5,326,783
2009	1.48	2.00	5,438,077
2008	2.78	1.48	5,734,227
2007	1.93	2.78	5,708,745
2006	1.67	1.93	5,852,664
2005	1.38	1.67	6,566,358
2004	1.30	1.38	5,804,303
2003	1.09	1.30	5,921.060
2002	1.41	1.09	5,554,227
Band 25
2011	$2.79	$2.60	0
2010	2.13	2.79	203,738
2009	1.56	2.13	139,222
2008	2.90	1.56	74,014

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds® AMCAP Fund – Class R3
Band 125
2011	$1.05	$1.04	520,109
2010	0.94	1.05	346,384
2009	0.69	0.94	289,759
2008	1.12	0.69	78.121
2007	1.06	1.12	17,072
2006	1.00 (01/03/06)	1.06	35,600
Band 0
2011	$1.12	$1.12	576,480
2010	0.99	1.12	532,092
2009	0.71	0.99	438,577
2008	1.14	0.71	295,455
2007	1.07	1.14	0
2006	1.00	1.07	150,144
American Funds® AMCAP Fund – Class R4
Band 125
2011	$1.03	$1.02	3,264,427
2010	0.91	1.03	303,037
2009	0.66	0.91	212,653
2008	1.08	0.66	157,584
2007	1.01	1.08	104,507
American Funds American Balanced Fund – Class R3
Band 125
2011	$1.12	$1.14	683,659
2010	1.01	1.12	49,487
American Funds® American Balanced Fund – Class R4
Band 125
2011	$1.12	$1.15	579,339
American Funds® American High Income Trust – Class R3
Band 125
2011	$1.30	$1.30	2,499,787
2010	1.15	1.30	2,401,359
2009	0.78	1.15	1,826,547
2008	1.10	0.78	697,641
2007	1.10	1.10	314,645
2006	1.00 (01/03/06)	1.10	1,475,241
Band 0
2011	$1.38	$1.40	257,600
2010	1.20	1.38	215,406
2009	0.81	1.20	253,460
2008	1.13	0.81	170,988
2007	1.12	1.13	182,619
American Funds® American High Income Trust – Class R4
Band 125
2011	$1.23	$1.24	6,472,828
2010	1.08	1.23	6,414,398
2009	0.74	1.08	6,246,660
2008	1.03	0.74	5,119,549
2007	1.03	1.03	4,650,304

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds® Capital World Growth and Income – Class R3
Band 125
2011	$1.14	$1.04	12,488,030
2010	1.08	1.14	11,206,401
2009	0.83	1.08	8,843,554
2008	1.36	0.83	4,217,847
2007	1.18	1.36	1,111,784
2006	1.00 (01/03/06)	1.18	7,560,340
Band 100
2011	$1.16	$1.06	29,164
2010	1.09	1.16	25,192
2009	0.83	1.09	48,493
2008	1.37	0.83	9,357
Band 0
2011	$1.22	$1.12	1,183,845
2010	1.13	1.22	720,831
2009	0.86	1.13	556,583
2008	1.40	0.86	373,765
2007	1.19	1.40	256,098
American Funds® Capital World Growth and Income – Class R4
Band 125
2011	$1.04	$0.95	42,581,932
2010	0.98	1.04	38,570,362
2009	0.75	0.98	30,937,527
2008	1.23	0.75	25,084,924
2007	1.06	1.23	17,556,300
2006	1.00 (10/23/06)	1.06	324,332
Band 0
2011	$1.10	$1.01	177,531
2010	1.02	1.10	138,842
American Funds® EuroPacific Growth Fund – Class R3
Band 125
2011	$1.18	$1.01	13,803,526
2010	1.10	1.18	10,279,349
2009	0.80	1.10	7,169,202
2008	1.37	0.80	2,810,044
2007	1.17	1.37	1,131,501
2006	1.00 (01/03/06)	1.17	4,192,819
Band 100
2011	$1.20	$1.02	111,529
2010	1.11	1.20	98,913
2009	0.81	1.11	99,089
2008	1.38	0.81	70,603
2007	1.17	1.38	71,597
2006	1.00 (01/03/06)	1.17	105,030
Band 50
2011	$1.23	$1.05	142,239
2010	1.13	1.23	13,733

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.26	$1.08	2,152,684
2010	1.15	1.26	1,821,298
2009	0.83	1.15	1,352,075
2008	1.40	0.83	883,186
2007	1.18	1.40	645,631
2006	1.00 (01/03/06)	1.18	8,090
American Funds® EuroPacific Growth Fund – Class R4
Band 125
2011	$1.09	$0.93	36,371,764
2010	1.01	1.09	31,739,094
2009	0.73	1.01	20,960,447
2008	1.25	0.73	11,869,197
2007	1.06	1.25	9,653,523
2006	1.00 (10/23/06)	1.06	95,172
American Funds Fundamental Investors – Class R3
Band 125
2011	$1.01	$0.98	11,982,746
2010	0.90	1.01	9,933,523
2009	0.69	0.90	7,546,223
2008	1.16	0.69	3,851,011
2007	1.04	1.16	1,250,647
Band 100
2011	$1.02	$0.99	15,165
2010	0.91	1.02	13,227
2009	0.69	0.91	11,692
Band 50
2011	$1.04	$1.02	60,589
2010	1.00 (01/03/06)	1.04	27,095
Band 0
2011	$1.07	$1.04	1,151,468
2010	0.94	1.07	524,482
2009	0.71	0.94	303,084
2008	1.17	0.71	149,014
2007	1.04	1.17	85,995
American Funds® Fundamental Investors – Class R4
Band 125
2011	$1.03	$0.99	11,057,642
2010	0.91	1.03	8,695,445
2009	0.69	0.91	6,345,382
2008	1.16	0.69	5,503,285
2007	1.04	1.16	3,440,101
American Funds® Intermediate Bond Fund of America – Class R3
Band 125
2011	$1.11	$1.13	658,934
2010	1.07	1.11	645,741
2009	1.02	1.07	183,986
2008	1.05	1.02	142,204
2007	1.01	1.05	117,009

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.18	$1.22	794,074
2010	1.13	1.18	696,368
2009	1.06	1.13	686,354
2008	1.08	1.06	579,129
2007	1.03	1.08	29,706
2006	1.02	1.03	346,747
American Funds® Intermediate Bond Fund of America – Class R4
Band 125
2011	$1.11	$1.13	181,828
2010	1.07	1.11	227,672
2009	1.02	1.07	499,610
2008	1.06	1.02	352,941
2007	1.02	1.06	297,272
2006	1.01 (01/03/06)	1.02	30,202
American Funds® New Perspective – Class R3
Band 125
2011	$1.00 (06/23/11)	$0.91	22,761
American Funds® New Perspective – Class R4
Band 125
2011	$1.00 (06/23/11)	$0.91	222,013
American Funds® Small-Cap World – Class R3
Band 125
2011	$0.90	$0.76	1,068,601
2010	0.74	0.90	1,073,473
2009	0.48	0.74	449,350
2008	0.97	0.48	121,503
Band 0
2011	$0.93	$0.80	18,900
2010	1.00 (11/12/07)	0.93	16,340
American Funds® Small-Cap World – Class R4
Band 125
2011	$0.91	$0.77	145,574
2010	0.73	0.91	75,128
2009	0.49	0.73	36,687
American Funds® The Growth Fund of America – Class R3
Band 125
2011	$1.03	$0.96	20,086,485
2010	0.93	1.03	19,453,538
2009	0.70	0.93	15,600,965
2008	1.17	0.70	8,157,308
2007	1.07	1.17	2,932,706
2006	1.00 (01/03/06)	1.07	3,947,513
Band 100
2011	$1.04	$0.98	98,082
2010	0.94	1.04	86,557
2009	0.71	0.91	95,688
2008	1.18	0.71	67,386
2007	1.08	1.18	55,479
2006	1.05	1.08	78,710

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.07	$1.01	0
2010	1.00 (01/03/06)	1.07	72,709
Band 0
2011	$1.10	$1.04	1,053,971
2010	0.98	1.10	1,259,135
2009	0.73	0.98	855,642
2008	1.20	0.73	640,240
2007	1.09	1.20	599,249
American Funds® The Growth Fund of America – Class R4
Band 125
2011	$1.00	$.94	33,456,196
2010	0.90	1.00	32,126,640
2009	0.68	0.90	27,676,882
2008	1.13	0.68	22,472,499
2007	1.03	1.13	23,216,994
2006	1.00 (10/23/06)	1.03	1,364,103
Band 0
2011	$1.05	$1.00	6,365,220
2010	1.00 (01/03/06)	1.05	7,261,795
American: Funds® Washington Mutual Investors – Class R3
Band 125
2011	$1.13	$1.19	270,357
2010	1.01	1.13	9,329
American Funds Washington Mutual Investors – Class R4
Band 125
2011	$1.13	$1.19	656
2010	1.01	1.13	59
Ariel Fund
Band 125
2011	$1.40	$1.22	596,422
2010	1.12	1.40	620,110
2009	0.70	1.12	583,343
2008	1.36	0.70	699,721
2007	1.40	1.36	902,727
2006	1.29	1.40	1,074,915
2005	1.29	1.29	1,297,362
2004	1.07	1.29	1,589.544
2003	0.85	1.07	360,936
2002	1.00	0.85	97,409

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ariel Appreciation Fund
Band 125
2011	$1.44	$1.32	449,147
2010	1.22	1.44	455,729
2009	0.76	1.22	449,491
2008	1.29	0.76	509,627
2007	1.33	1.29	1,003,464
2006	1.21	1.33	1,108,088
2005	1.19	1.21	1,338,481
2004	1.07	1.19	1,295,388
2003	0.83	1.07	587,395
2002	1.00	0.83	82,132
BlackRock Global Allocation – Institutional Class
Band 125
2011	$1.32	$1.26	506,406
2010	1.22	1.32	257,662
2009	1.00 (05/01/09)	1.22	6,944
BlackRock Global Allocation – Retirement Class
Band 125
2011	$1.31	$1.24	1,461,933
2010	1.21	1.31	593,215
2009	1.00 (05/01/09)	1.21	243,203
Band 0
2011	$1.34	$1.28	232,977
2010	1.00 (05/01/09)	1.34	227,684
BlackRock Small-Cap Growth Equity – Institutional Class
Band 125
2011	$1.56	$1.55	746,434
2010	1.29	1.56	240,773
2009	1.00 (05/01/09)	1.29	120,601
Calvert Income – Class A
Band 125
2011	$1.36	$1.38	7,341,185
2010	1.30	1.36	6,852,140
2009	1.13	1.30	8,111,187
2008	1.30	1.13	8,418,804
2007	1.25	1.30	8,056,946
2006	1.21	1.25	6,049,183
2005	1.18	1.21	4,664,735
2004	1.05	1.18	3,691,036
2003	1.01	1.05	460,417
2002	1.00	1.01	232,814

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Calvert Small-Cap Value – Class A
Band 125
2011	$1.09	$1.03	162,228
2010	0.72	1.09	176,375
2009	0.62	0.72	213,747
2008	0.95	0.62	192,068
2007	0.97	0.95	175,128
2006	0.98	0.97	163,022
2005	1.09	0.98	124,291
2004	1.01	1.09	97,729
2003	0.75	1.01	38,884
2002	1.00	0.75	4,870
Calvert Social Mid-Cap Growth – Class A
Band 125
2011	$2.52	$2.55	2,493,785
2010	1.94	2.52	2,427,176
2009	1.49	1.94	2,423,476
2008	2.40	1.49	2,588,764
2007	2.21	2.40	2,831,178
2006	2.09	2.21	3,698,863
2005	2.11	2.09	5,906,245
2004	1.95	2.11	6,184,602
2003	1.50	1.95	5,545,655
2002	2.12	1.50	4,777,927
Calvert Equity Portfolio – Class A
Band 125
2011	$1.29	$1.25	1,159,596
2010	1.12	1.29	567,229
2009	0.85	1.12	504,212
2008	1.33	0.85	439,777
2007	1.23	1.33	391,360
2006	1.13	1.23	403,306
2005	1.10	1.13	359,921
2004	1.04	1.10	403,799
2003	0.86	1.04	347,485
2002	1.00	0.86	333,520
Band 50
2011	$1.37	$1.33	2,189
Columbia Mid-Cap Index Fund – Class A
Band 125
2011	$1.05	$1.01	4,820,497
2010	0.84	1.05	3,023,079
2009	0.62	0.84	121,423
Band 0
2011	$1.09	$1.07	324,618
2010	.86	1.09	389,883

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Small-Cap Index Fund – Class A
Band 125
2011	$1.01	$1.01	4,340,079
2010	0.82	1.01	1,875,633
2009	0.66	0.82	63,922
2008	0.97	0.66	5,055
Band 0
2011	$1.05	$1.06	347,893
2010	.84	1.05	421,324
CRM Mid-Cap Value – Investor Class
Band 125
2011	$1.45	$1.33	316,585
2010	1.24	1.45	257,232
2009	1.00 (05/01/09)	1.24	230,195
DFA Emerging Markets Value – Class R2
Band 125
2011	$1.00 (06/23/11)	$0.78	283,839
DFA Global Equity – Class R2
Band 125
2011	$1.00 (06/23/11)	$0.90	2,742
DFA International Value – Class R2
Band 125
2011	$1.00 (06/23/11)	$0.82	2,156
DFA U.S. Targeted Value – Class R2
Band 125
2011	$1.00 (06/23/11)	$0.91	30,387
DWS Alternative Asset Allocation Plus – Class A
Band 125
2011	$1.36	$1.29	4,594
2010	1.22	1.36	1,856
Band 0
2011	$1.39	$1.34	11,080
2010	1.23	1.39	20,809
2009	1.00 (05/01/09)	1.23	96
DWS Dreman Large Cap Value – Class A
Band 125
2011	$1.13	$1.11	194,845
2010	1.00 (05/27/10)	1.13	67,282
DWS Dreman Mid Cap Value Fund – Class A
Band 125
2011	$1.53	$1.42	2,715
2010	1.30	1.53	2,598
DWS Dreman Mid Cap Value Fund – Class S
Band 125
2011	$1.54	$1.43	45

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS Dreman Small-Cap Value – Class A
Band 125
2011	$1.54	$1.36	185,312
2010	1.31	1.54	108,134
2009	1.00 (05/01/09)	1.31	62,698
Band 0
2011	$1.57	$1.41	44,371
2010	1.32	1.57	6,160
DWS Dreman Small-Cap Value – Class S
Band 125
2011	$1.54	$1.37	36,903
2010	1.31	1.54	40,674
2009	1.00 (05/01/09)	1.31	13,710
DWS RREEF Real Estate Securities – Class A
Band 125
2011	$1.00 (06/23/11)	$1.00	9,538
Band 0
2011	$1.00 (06/23/11)	$1.00	200,962
DWS RREEF Real Estate Securities – Class S
Band 125
2011	$1.00 (06/23/11)	$1.00	309,548
DWS Strategic Government Securities – Class A
Band 125
2011	$1.00 (06/23/11)	$1.03	12,247
DWS Strategic Government Securities – Class S
Band 125
2011	$1.00 (06/23/11)	$1.03	131,711
Fidelity® Advisor Diversified International Fund – Class T
Band 125
2011	$1.82	$1.55	66,949
2010	1.69	1.82	82,682
2009	1.39	1.69	85,749
2008	2.42	1.39	106,914
2007	2.24	2.42	120,628
2006	1.95	2.24	200,529
2005	1.66	1.95	243,824
2004	1.42	1.66	235,525
Fidelity® Advisor Dividend Growth – Class T
Band 125
2011	$1.41	$1.26	442,190
2010	1.18	1.41	335,381
2009	0.78	1.18	464,760
2008	1.41	0.78	292,927
2007	1.43	1.41	300,611
2006	1.27	1.43	322,401
2005	1.25	1.27	281,087
2004	1.20	1.25	34,289
2003	1.00 (05/01/03)	1.20	335,381

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2011	$1.43	$1.29	1,792
2010	0.79	1.43	8,747
2009	1.43	0.79	6,715
2008	1.44	1.43	33,701
Fidelity® Advisor Equity Growth Fund – Class T
Band 125
2011	$1.17	$1.16	512,896
2010	0.96	1.17	523,949
2009	0.76	0.96	501,550
2008	1.46	0.76	340,137
2007	1.17	1.46	226,857
2006	1.17	1.17	36,471
Band 50
2011	$1.23	$1.22	671,968
2010	1.00	1.23	672,312
2009	0.79	1.00	577,242
2008	1.50	0.79	515,867
2007	1.20	1.50	488,499
2006	1.12	1.20	473,800
2005	1.07	1.12	1,663
Fidelity® Advisor Equity Income Fund – Class T
Band 125
2011	$1.40	$1.39	400,737
2010	1.25	1.40	491,198
2009	1.02	1.25	405,974
2008	1.75	1.02	332,880
2007	1.71	1.75	265,126
2006	1.66	1.71	185,051
Band 50
2011	$1.48	$1.48	344,040
2010	1.31	1.48	329,502
2009	1.06	1.31	288,245
2008	1.80	1.06	267,247
2007	1.75	1.80	210,987
2006	1.69	1.75	185,955
Band 0
2011	$1.55	$1.56	33,784
2010	1.37	1.55	28,514
2009	1.10	1.37	22,644
2008	1.87	1.10	15,455
2007	1.80	1.87	11,326
2006	1.54	1.80	5,654
2005	1.41	1.54	142,901
2004	1.28	1.41	42,044
Fidelity® Advisor Freedom 2010 Fund – Class A
Band 125
2011	$1.01	$0.99	1,821,914

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® Advisor Freedom 2010 Fund – Class T
Band 125
2011	$1.17	$1.15	6,003,149
2010	1.06	1.17	6,149,228
2009	0.85	1.06	6,463,555
2008	1.18	0.85	4,472,109
2007	1.12	1.18	2,560,297
2006	1.09	1.12	557,192
Band 100
2011	$1.18	$1.17	539,122
2010	1.07	1.18	564,987
2009	0.86	1.07	537,044
2008	1.19	0.86	554,361
2007	1.12	1.19	7,983
2006	1.09	1.12	3,574
Band 0
2011	$1.26	$1.25	874,492
2010	1.12	1.26	965,926
2009	0.90	1.12	917,807
2008	l.22	0.90	503,935
2007	1.14	l.22	224,594
2006	1.05	1.14	130,182
2005	1.00 (03/01/05)	1.05	20,259
Fidelity® Advisor Freedom 2015 Fund – Class A
Band 125
2011	$0.99	$0.97	3,817,018
2010	0.89	0.99	3,432,413
2009	0.72	0.89	2,665,547
2008	1.01	0.72	1,782,229
2007	1.00 (05/24/07)	1.01	85,021
Fidelity® Advisor Freedom 2015 Fund – Class T
Band 125
2011	$1.18	$1.15	14,122,945
2010	1.06	1.18	13,833,358
2009	0.85	1.06	13,248,548
2008	1.21	0.85	6,035,674
2007	1.14	1.21	2,212,996
2006	1.11	1.14	716,296
Band 100
2011	$1.19	$1.17	–
2010	1.07	1.19	22,097
2009	0,86	1.07	18,844
2008	1.22	0.86	13,065
2007	1.14	1.22	11,743
2006	1.11	1.14	4,990
Band 50
2011	$1.23	$1.21	28,895
2010	1.10	1.23	6,118
2009	0.88	1.10	390

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.26	$1.25	715,419
2010	1.13	1.26	577,339
2009	0.90	1.13	510,765
2008	1.25	0.90	285,007
2007	1.17	1.25	197,677
2006	1.06	1.17	125,500
2005	1.00 (03/01/05)	1.06	93,903
Fidelity® Advisor Freedom 2020 Fund – Class A
Band 125
2011	$0.95	$0.92	8,467,230
2010	0.84	0.95	7,850,754
2009	0.66	0.84	6,276,457
2008	1.01	0.66	5,851,998
2007	1.00 (05/24/07)	1.01	4,077,984
Fidelity® Advisor Freedom 2020 Fund – Class T
Band 125
2011	$1.15	$1.12	14,968,176
2010	1.03	1.15	14,644,737
2009	0.81	1.03	13,736,268
2008	1.23	0.81	8,317,685
2007	1.16	1.23	3,336,131
2006	1.12	1.16	1,538,751
Band 100
2011	$1.17	$1.14	939,111
2010	1.04	1.17	968,898
2009	0.81	1.04	944,832
2008	1.24	0.81	879,690
2007	1.16	1.24	9,727
2006	1.13	1.16	4,847
Band 50
2011	$1.20	$1.18	179,774
2010	1.07	1.20	150,356
2009	0.83	1.07	3,654
Band 0
2011	$1.24	$1.22	2,838,097
2010	1.09	1.24	2,584,253
2009	0.85	1.09	2,192,200
2008	1.28	0.85	1,369,723
2007	1.18	1.28	812,343
2006	1.06	1.18	137,107
2005	1.00 (03/1/05)	1.06	39,697
Fidelity® Advisor Freedom 2025 Fund – Class A
Band 125
2011	$0.94	$0.91	3,576,781
2010	0.83	0.94	2,682,291
2009	0.64	0.83	1,496,904
2008	1.01	0.64	1,056,870
2007	1.00 (05/24/07)	1.01	283,663

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® Advisor Freedom 2025 Fund – Class T
Band 125
2011	$1.15	$1.11	11,460,614
2010	1.02	1.15	11,007,201
2009	0.79	1.02	9,647,630
2008	1.25	0.79	4,571,759
2007	1.16	1.25	1,484,817
2006	1.13	1.16	561,912
Band 100
2011	$1.17	$1.13	–
2010	1.03	1.17	44,190
2009	0.80	1.03	36,181
2008	1.25	0.80	23,181
2007	1.17	1.25	22,031
2006	1.13	1.17	14,350
Band 50
2011	$1.21	$1.17	4,234
Band 0
2011	$1.24	$1.21	1,514,004
2010	1.09	1.24	1,020,401
2009	0.83	1.09	776,029
2008	1.29	0.83	463,578
2007	1.19	1.29	226,462
2006	1.07	1.19	119,376
2005	1.00 (03/1/05)	1.07	20,815
Fidelity® Advisor Freedom 2030 Fund – Class A
Band 125
2011	$0.90	$0.86	4,088,285
2010	0.79	0.90	2,621,333
2009	0.61	0.79	1,751,673
2008	1.01	0.61	1,135,535
2007	1.00 (05/24/07)	1.01	166,049
Fidelity® Advisor Freedom 2030 Fund – Class T
Band 125
2011	$1.12	$1.07	12,479,745
2010	0.99	1.12	11,727,878
2009	0.76	0.99	10,790,182
2008	1.27	0.76	6,118,305
2007	1.18	1.27	1,852,672
2006	1.14	1.18	907,740
Band 100
2011	$1.14	$1.09	607,081
2010	1.00	1.14	651,049
2009	0.77	1.00	718,274
2008	1.28	0.77	651,510
2007	1.19	1.28	7,111
2006	1.15	1.19	2,955
Band 50
2011	$1.17	$1.13	13,262
2010	1.03	1.17	2,144

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.21	$1.17	2,180,406
2010	1.05	1.21	2,041,411
2009	0.80	1.05	1,904,528
2008	1.32	0.80	1,192,093
2007	1.21	1.32	966,196
2006	1.07	1.21	264,262
Fidelity® Advisor Freedom 2035 Fund – Class A
Band 125
2011	$0.90	$0.84	2,325,622
2010	0.78	0.90	1,660,960
2009	0.60	0.78	1,296,234
2008	1.01	0.60	750,125
2007	1.00 (05/24/07)	1.01	132,511
Fidelity® Advisor Freedom 2035 Fund – Class T
Band 125
2011	$1.12	$1.06	7,923,041
2010	0.99	1.12	7,328,957
2009	0.76	0.99	5,819,277
2008	1.27	0.76	2,636,351
2007	1.18	1.27	600,825
2006	1.14	1.18	245,057
Band 100
2011	$1.14	$1.07	–
2010	1.00	1.14	34,521
2009	0.76	1.00	32,749
2008	1.28	0.76	28,530
2007	1.19	1.28	21,693
2006	1.15	1.19	13,727
Band 50
2011	$1.17	$1.11	5,519
2010	1.02	1.17	1,059
Band 0
2011	$1.21	$1.15	1,574,114
2010	1.05	1.21	1,423,094
2009	0.79	1.05	1,266,070
2008	1.32	0.79	865,943
2007	1.21	1.32	318,069
2006	1.07	1.21	159,956
Fidelity® Advisor Freedom 2040 Fund – Class A
Band 125
2011	$0.88	$0.83	2,321,272
2010	0.77	0.88	1,864,385
2009	0.59	0.77	1,603,816
2008	1.00	0.59	1,239,789
2007	1.00 (05/24/07)	1.00	494,492

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® Advisor Freedom 2040 Fund – Class T
Band 125
2011	$1.12	$1.05	8,912,034
2010	0.98	1.12	8,528,921
2009	0.75	0.98	7,610,841
2008	1.28	0.75	4,208,970
2007	1.19	1.28	1,399,390
2006	1.15	1.19	658,411
Band 100
2011	$1.13	$1.07	142,167
2010	0.99	1.13	142,760
2009	0.75	0.99	136,320
2008	1.29	0.75	113,361
2007	1.20	1.29	8,468
2006	1.15	1.20	3,297
Band 50
2011	$1.17	$1.10	15,695
2010	1.01	1.17	236
Band 0
2011	$1.20	$1.14	4,250,155
2010	1.04	1.20	3,678,833
2009	0.78	1.04	3,159,009
2008	1.33	0.78	1,811,399
2007	1.22	1.33	1,252,423
2006	1.07	1.22	386,584
Fidelity® Advisor Freedom 2045 Fund – Class A
Band 125
2011	$0.88	$0.82	1,257,261
2010	0.76	0.88	759,449
2009	0.58	0.76	515,640
2008	1.00	0.58	178,063
2007	1.00 (05/24/07)	1.00	98
Fidelity® Advisor Freedom 2045 Fund – Class T
Band 125
2011	$0.87	$0.81	4,278,125
2010	0.76	0.87	3,833,729
2009	0.58	0.76	2,900,608
2008	1.00	0.58	822,566
2007	1.00 (05/24/07)	1.00	69,990
Band 50
2011	$0.89	$0.84	4,775
2010	1.00 (05/24/07)	0.89	398
Band 0
2011	$0.91	$0.86	1,128,954
2010	0.79	0.91	862,059
2009	0.59	0.79	676,115
2008	1.01	0.59	131,630
2007	1.00 (05/24/07)	1.01	45,628

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® Advisor Freedom 2050 Fund – Class A
Band 125
2011	$0.87	$0.81	990,950
2010	0.75	0.87	728,315
2009	0.57	0.75	599,089
2008	1.01	0.57	192,746
2007	1.00 (05/24/07)	1.01	1,220
Fidelity® Advisor Freedom 2050 Fund – Class T
Band 125
2011	$0.86	$0.80	2,777,533
2010	0.75	0.86	2,559,055
2009	0.57	0.75	1,915,456
2008	1.00	0.57	763.226
2007	1.00 (05/24/07)	1.00	8,809
Band 100
2011	$0.87	$0.81	30,848
2010	0.76	0.87	7,154
2009	0.57	0.76	5,172
2008	1.01	0.57	4,719
Band 50
2011	$0.88	$0.83	25,855
2010	.77	0.88	19,278
Band 0
2011	$0.90	$0.85	847,405
2010	0.78	0.90	583,546
2009	0.58	0.78	469,356
2008	1.01	0.58	98,233
2007	1.00 (05/24/07)	1.01	17,795
Fidelity® Advisor Freedom Income Fund – Class A
Band 125
2011	$1.07	$1.08	333,273
2010	1.01	1.07	95,633
2009	0.87	1.01	130,652
2008	1.02	0.87	84,260
2007	1.00 (05/24/07)	1.02	15,111
Fidelity® Advisor Freedom Income Fund – Class T
Band 125
2011	$1.15	$1.16	903,555
2010	1.09	1.15	1,059,514
2009	0.94	1.09	1,142,830
2008	1.10	0.94	827,093
2007	1.06	1.10	218,421
2006	1.05	1.06	76,620
Band 0
2011	$1.24	$1.26	7,593
2010	1.15	1.24	7,098
2009	0.98	1.15	2,768
2008	1.14	0.98	5,193

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® Advisor Growth & Income – Class T
Band 125
2011	$1.26	$1.26	85,428
2010	1.12	1.26	79,843
2009	0.90	1.12	62,255
2008	1.56	0.90	61,556
2007	1.42	1.56	28,956
Band 100
2011	$1.28	$1.29	28,010
2010	1.14	1.28	22,828
2009	0.91	1.14	19,714
2008	1.58	0.91	16,921
Fidelity® Advisor Growth Opportunities Fund – Class T
Band 125
2011	$1.16	$1.16	187,626
2010	0.95	1.16	262,484
2009	0.65	0.95	190,108
2008	1.48	0.65	205,633
2007	1.22	1.48	106,976
2006	1.18	1.22	61,636
2005	1.10	1.18	43,832
2004	1.00 (5/01/04)	1.10	22,265
Fidelity® Advisor International Capital Appreciation Fund – Class T
Band 125
2011	$1.31	$1.13	872
2010	1.15	1.31	872
2009	0.75	1.15	1,009
2008	1.55	0.75	1,009
2007	1.51	1.55	1,009
2006	1.33	1.51	1,201
2005	1.19	1.33	1,204
Fidelity® Advisor Leveraged Company Stock Fund – Class A
Band 125
2011	$1.10	$0.97	2,206,045
2010	0.89	1.10	2,831,233
2009	0.57	0.89	2,865,736
2008	1.24	0.57	2,484,309
2007	1.05	1.24	1,371,276
Fidelity® Advisor Leveraged Company Stock Fund – Class T
Band 125
2011	$1.09	$0.96	3,386,647
2010	0.89	1.09	4,070,345
2009	0.56	0.89	3,676,663
2008	1.24	0.56	2,596,337
2007	1.05	1.24	585,312
Band 0
2011	$1.14	$1.02	416,244
2010	0.92	1.14	378,022
2009	0.58	0.92	445,061
2008	1.25	0.58	311,309

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® Advisor Mid-Cap Fund – Class T
Band 125
2011	$1.72	$1.61	49,814
2010	1.40	1.72	140,395
2009	0.97	1.40	135,266
2008	2.07	0.97	137,379
2007	1.91	2.07	106,820
2006	1.71	1.91	221,613
2005	1.60	1.71	188,332
2004	1.00 (05/01/04)	1.60	137,117
Fidelity® Advisor New Insights Fund – Class A
Band 125
2011	$1.16	$1.14	1,055,379
2010	1.00 (05/27/10)	1.16	644,700
Fidelity® Advisor New Insights Fund – Class T
Band 125
2011	$1.36	$1.32	3,674,789
2010	1.19	1.36	2,534,440
2009	0.93	1.19	1,673,112
2008	1.53	0.93	946,901
2007	1.29	1.53	683,490
2006	1.20 (01/01/06)	1.29	645,014
Band 100
2011	$1.38	$1.34	28,976
2010	1.20	1.38	26,747
2009	0.94	1.20	23,541
2008	1.54	0.94	20,574
Band 0
2011	$1.45	$1.44	152,877
2010	1.26	1.45	20,385
2009	0.98	1.26	7,046
Fidelity® Advisor Overseas Fund – Class T
Band 125
2011	$1.42	$1.15	0
2010	1.27	1.42	0
2009	1.02	1.27	709
2008	1.82	1.02	709
2007	1.58	1.82	25,807
2006	1.34	1.58	33,048
2005	1.19	1.34	35,351
2004	1.00 (05/01/04)	1.19	27,501
Fidelity® Advisor Real Estate – Class A
Band 125
2011	$1.00 (06/23/11)	$0.99	76,086
Fidelity® Advisor Real Estate – Class T
Band 125
2011	$1.00 (06/23/11)	$0.99	83,192

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® Advisor Small Cap Fund – Class T
Band 125
2011	$2.30	$2.16	4,291,424
2010	1.98	2.30	3,920,948
2009	1.57	1.98	3,485,504
2008	2.18	1.57	2,403,529
2007	1.96	2.18	1,663,929
2006	1.91	1.96	1,501,628
Band 100
2011	$2.34	$2.20	6,677
2010	2.01	2.34	3,762
2009	1.59	2.01	56
2008	2.20	1.59	56
Band 50
2011	$2.43	$2.29	145,508
2010	2.07	2.43	131,346
2009	1.63	2.07	120,694
2008	2.25	1.63	100,859
2007	2.01	2.25	86,109
2006	1.96	2.01	72,646
Band 0
2011	$2.55	$2.42	886,178
2010	2.17	2.55	922,902
2009	1.70	2.17	222,548
2008	2.33	1.70	177,289
2007	2.07	2.33	151,529
2006	1.88	2.07	99,627
2005	1.71	1.88	951,945
2004	1.40	1.71	156,850
Fidelity® Advisor Stock Selector All Cap – Class T
Band 125
2011	$1.39	$1.30	138,537
2010	1.18	1.39	150,851
2009	.88	1.18	119,672
2008	1.50	0.88	112,995
2007	1.44	1.50	116,848
2006	1.38	1.44	33,701
Fidelity® Advisor Strategic Income – Class A
Band 125
2011	$0.99	$1.02	36,613

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP Asset Manager Portfolio – Initial Class
Band 125
2011	$2.51	$2.42	12,831,857
2010	2.23	2.51	13,585,774
2009	1.75	2.23	14,197,930
2008	2.48	1.75	17,731,161
2007	2.18	2.48	21,773,695
2006	2.05	2.18	38,564,135
2005	2.00	2.05	47,580,876
2004	1.92	2.00	53,440,839
2003	1.65	1.92	53,469,759
2002	1.83	1.65	53,227,198
Fidelity® VIP II Contrafund – Initial Class
Band 125
2011	$3.95	$3.80	32,359,083
2010	3.41	3.95	32,560,393
2009	2.55	3.41	32,881,002
2008	4.48	2.55	31,683,364
2007	3.86	4.48	32,479,446
2006	3.50	3.86	32,833,793
2005	3.03	3.50	30,816,784
2004	2.66	3.03	27,908,961
2003	2.09	2.66	24,779,179
2002	2.34	2.09	22,973,191
Fidelity® VIP Equity Income – Initial Class
Band 125
2011	$2.43	$2.43	4,723,467
2010	2.14	2.43	5,385,567
2009	1.66	2.14	6,387,962
2008	2.94	1.66	7,234,640
2007	2.93	2.94	9,078,869
2006	2.47	2.93	10,373,448
2005	2.36	2.47	11,535,651
2004	2.15	2.36	12,527,048
2003	1.67	2.15	12,481,643
2002	2.03	1.67	12,196,544
Fidelity® VIP Growth – Initial Class
Band 125
2011	$2.88	$2.85	14,924,090
2010	2.35	2.88	15,922,250
2009	1.85	2.35	18,242,525
2008	3.55	1.85	21,610,721
2007	2.83	3.55	23,329,762
2006	2.69	2.83	34,607,912
2005	2.57	2.69	49,590,284
2004	2.52	2.57	55,678,581
2003	1.92	2.52	54,510,681
2002	2.78	1.92	52,130,625

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP High Income – Initial Class
Band 125
2011	$2.11	$2.16	5,140,377
2010	1.87	2.11	6,373,345
2009	1.32	1.87	7,679,918
2008	1.78	1.32	6,774,034
2007	1.75	1.78	6,531,703
2006	1.60	1.75	9,787,076
2005	1.57	1.60	14,635,686
2004	1.45	1.57	16,110,565
2003	1.16	1.45	17,118,909
2002	1.13	1.16	16,007,137
Fidelity® VIP Overseas – Initial Class
Band 125
2011	$2.29	$1.87	6,019,811
2010	2.05	2.29	6,441,568
2009	1.64	2.05	7,466,477
2008	2.95	1.64	8,249,701
2007	2.55	2.95	9,087,874
2006	2.19	2.55	13,218,820
2005	1.86	2.19	15,890,022
2004	1.66	1.86	16,014,534
2003	1.17	1.66	14,430,463
2002	1.49	1.17	13,464,244
Fifth Third All Cap Value – Class A
Band 125
2011	$1.15	$1.08	232,601
2010	1.01	1.15	318,858
2009	0.81	1.01	304,604
2008	1.39	0.81	301,198
2007	1.38	1.39	327,148
2006	1.17	1.38	38,090
2005	1.10	1.17	5,091
Fifth Third Mid-Cap Growth – Class A
Band 125
2011	$1.37	$1.40	117,352
2010	1.06	1.37	45,725
2009	0.77	1.06	26,160
2008	1.43	0.77	77,969
2007	1.33	1.43	305,372
2006	1.23	1.33	5,199
2005	1.12	1.23	2,316
Fifth Third Quality Growth – Class A
Band 125
2011	$1.20	$1.19	11,682
2010	1.08	1.20	22,739
2009	0.84	1.08	17,318
2008	1.36	0.84	14,960
2007	1.14	1.36	329

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fifth Third Strategic Income – Class A
Band 125
2011	$1.31	$1.37	174,043
2010	1.18	1.31	188,776
2009	0.87	1.18	159,633
2008	1.12	0.87	31,218
2007	1.13	1.12	16,769
2006	1.08	1.13	29,588
2005	1.09	1.08	585
Franklin Flex Cap Growth – Retirement Class
Band 125
2011	$1.46	$1.38	1,781,581
2010	1.27	1.46	1,072,172
2009	0.96	1.27	869,746
2008	1.53	0.96	607,489
2007	1.34	1.53	320,219
2006	1.29	1.34	263,789
2005	1.23	1.29	187,889
2004	1.11	1.23	92,544
Band 0
2011	$1.60	$1.53	156,380
2010	1.38	1.60	23,179
Franklin Growth – Retirement Class
Band 0
2011	$1.00 (06/23/11)	$0.98	17,950
Franklin Small-Cap Value – Class A
Band 125
2011	$1.08	$1.03	193,727
2010	0.86	1.08	136,988
2009	0.66	0.86	119,602
2008	1.00	0.66	115,329
2007	1.04	1.00	3,554
Franklin Small-Cap Value – Retirement Class
Band 125
2011	$1.07	$1.01	1,069,292
2010	0.85	1.07	1,014,930
2009	0.66	0.85	775,651
2008	0.99	0.66	354,615
2007	1.04	0.99	125,943
2011	1.13	1.08	137,854
2010	0.89	1.13	154,106
2009	0.68	0.89	138,740
2008	1.01	0.68	110,000
2007	1.04	1.01	59,000

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Small-Mid-Cap Growth – Retirement Class
Band 125
2011	$1.51	$1.42	165,477
2010	1.19	1.51	131,161
2009	0.85	1.19	164,670
2008	1.50	0.85	98,293
2007	1.36	1.50	71,225
2006	1.28	1.36	36,175
2005	1.18	1.28	6,061
Franklin Templeton Strategic Income – Class A
Band 125
2011	$1.00 (06/23/11)	$0.98	6,614
Franklin Templeton Strategic Income – Retirement Class
Band 125
2011	$1.52	$1.53	3,563,035
2010	1.39	1.52	3,200,435
2009	1.12	1.39	2,585,525
2008	1.28	1.12	1,891,166
2007	1.23	1.28	1,616,840
2006	1.16	1.23	344,427
Band 0
2011	$1.66	$1.70	433,435
2010	1.50	1.66	465,888
2009	1.20	1.50	445,797
2008	1.35	1.20	471,751
2007	1.28	1.35	412,589
2006	1.19	1.28	116,941
2005	1.15	1.15	144,184
2004	1.06	1.15	991
Goldman Sachs Growth Strategy – Institutional Class
Band 125
2011	$0.92	$0.85	19,763
2010	0.83	0.92	27,406
2009	0.65	0.83	221,724
2008	1.08	0.65	199,921
2007	1.04	1.08	188,375
Goldman Sachs Growth Strategy – Service Class
Band 125
2011	$0.90	$0.83	8
Goldman Sachs Mid-Cap Value – Institutional Class
Band 125
2011	$1.08	$1.00	26,384,653
2010	0.88	1.08	17,112,312
2009	0.67	0.88	13,669,796
2008	1.06	0.67	12,516,568
2007	1.04	1.06	6,767,419

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Mid-Cap Value – Service Class
Band 125
2011	$1.06	$0.97	2,600,690
2010	0.86	1.06	1,301.132
2009	0.66	0.86	831,982
2008	1.06	0.66	437,510
2007	1.04	1.06	76,330
Band 100
2011	$1.07	$0.99	4,508
2010	0.87	1.07	3,280
2009	0.66	0.87	2,957
2008	1.06	0.66	3,183
Band 0
2011	$1.11	$1.04	1,050,669
2010	0.90	1.11	731,347
2009	0.68	0.90	596,591
2008	1.07	0.68	536,140
2007	1.04	1.07	11,954
Goldman Sachs Small-Cap Value – Institutional Class
Band 125
2011	$1.10	$1.10	5,033,159
2010	0.88	1.10	1,797,944
2009	0,70	0.88	52,978
2008	0.96	0.70	34,376
2007	1.03	0.96	98,714
Goldman Sachs Small-Cap Value – Service Class
Band 125
2011	$1.08	$1.07	1,513,340
2010	0.87	1.08
2009	0.69	0.87	7,737
2008	0.96	0.69	64,585
2007	1.03	0.96	5,974
Band 0
2011	$1.14	$1.14	153,139
2010	0.90	1.14	19,616
2009	0.71	0.90	138,779
Goldman Sachs Structured International Equity – Service Class
Band 125
2011	$0.73	$0.61	133,293
2010	0.69	0.73	30,374
2009	0.55	0.69	6,138
2008	0.98	0.55	1,623
Band 0
2011	$0.76	$0.64	295
2010	0.71	0.76	1,023

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Structured International Equity – Institutional Class
Band 125
2011	$0.74	$0.62	347,434
2010	0.70	0.74	453,608
2009	0.55	0.70	4,644
Goldman Sachs Internet Tollkeeper – Intuitional Class
Band 125
2011	$1.49	$1.29	4,852,944
2010	1.21	1.49	3,882,914
2009	0.72	1.21	3,474,911
2008	1.34	0.72	3,156,005
2007	1.06	1.34	969,954
Goldman Sachs Internet Tollkeeper – Service Class
Band 125
2011	$1.46	$1.25	956,437
2010	1.19	1.46	454,025
2009	0.72	1.19	378,858
2008	1.33	0.72	43,779
2007	1.06	1.33	536
Band 0
2011	$1.54	$1.34	270,374
2010	1.24	1.54	30,058
Hennsler Equity – Investor Class
Band 125
2011	$1.07	$1.05	258,006
Invesco Capital Development Growth – Retirement Class
Band 125
2011	$0.97	$0.88	1
2010	0.83	0.97	1
2009	0.59	0.83	3,172
2008	1.13	0.59	2,715
Band 100
2011	$0.98	$0.89	4,199
2010	.83	0.98	3,373
Invesco Capital Development Growth – Institutional Class
Band 125
2011	$1.00	$0.92	31,178
2010	0.84	1.00	41,299
2009	0.60	0.84	29,038
2008	1.14	0.60	20,419
2007	1.04	1.14	14,758
Invesco Diversified Dividend – Investor Class
Band 125
2011	$1.00 (04/28/11)	$0.92	46,480
Invesco Diversified Dividend – Advisor Class
Band 125
2011	$1.00 (04/28/11)	$0.92	280,486

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2011	$1.00 (04/28/11)	$0.92	29,579
Invesco Dynamics Fund – Class A
Band 125
2011	$1.01	$0.95	24,233
2010	0.83	1.01	2,207
Invesco Dynamics Fund – Investor Class
Band 125
2011	$2.72	$2.57	195,991
2010	2.23	2.72	252,608
2009	1.58	2.23	242,850
2008	3.02	1.58	238,095
2007	2.72	3.02	192,019
2006	2.37	2.72	179,751
2005	2.17	2.37	104,346
2004	1.96	2.17	112,075
2003	1.44	1.96	77,788
2002	2.18	1.44	22,734
Invesco Energy Fund – Class A
Band 125
2011	$3.46	$3.13	1,080,342
2010	3.00	3.46	935,606
2009	2.11	3.00	833,898
2008	3.81	2.11	676,747
2007	2.66	3.81	335,252
2006	2.46	2.66	117,533
2005	1.62	2.46	23,062
2004	1.20	1.62	469
Band 100
2011	$3.52	$3.20	17,319
2010	3.05	3.52	18,875
2009	2.14	3.05	20,999
2008	3.86	2.14	16,749
Band 0
2011	$3.81	$3.50	27,209
2010	3.27	3.81	26,621
2009	2.27	3.27	20,999
2008	4.05	2.27	20,334
Invesco Energy Fund – Investor Class
Band 125
2011	$2.88	$2.61	704,853
2010	2.50	2.88	614,977
2009	1.76	2.50	518,715
2008	3.18	1.76	554,966
2007	2.22	3.18	514,222
2006	2.05	2.22	311,891
2005	1.35	2.05	368,789
2004	1.00	1.35	69,703
2003	0.82	1.00	52,892
2002	0.87	0.82	47,128

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Equity – Class A
Band 125
2011	$1.39	$1.33	113,237
2010	1.24	1.39	94,735
2009	0.99	1.24	95,652
2008	1.78	0.99	95,992
2007	1.71	1.78	88,759
2006	1.46	1.71	2,083,409
Invesco Global Equity – Institutional Class
Band 125
2011	$0.77	$0.74	320,471
2010	0.68	0.77	365,161
2009	0.54	0.68	2,435,634
2008	0.91	0.54	3,545,307
2007	1.00 (5/24/07)	0.91	3,818,381
Invesco Global Health Care Fund – Class A
Band 125
2011	$1.43	$1.47	331,390
2010	1.38	1.43	239,453
2009	1.10	1.38	151,848
2008	1.55	1.10	41,678
2007	1.41	1.55	32,857
2006	1.37	1.41	3,022
Band 100
2011	$1.45	$1.50	9,136
2010	1.40	1.45	9,010
2009	1.11	1.40	9,212
2008	1.57	1.11	7,202
2007	1.42	1.57	2,129
2006	1.37	1.42	1,853
Band 0
2011	$1.57	$1.63	1,110
2010	1.50	1.57	1,172
2009	1.18	1.50	953
2008	1.64	1.18	4,250
Invesco Global Health Care Fund – Investor Class
Band 125
2011	$1.20	$1.24	204,852
2010	1.17	1.20	278,305
2009	0.93	1.17	272,939
2008	1.31	0.93	354,406
2007	1.19	1.31	312,033
2006	1.16	1.19	336,056
Invesco International Growth Fund – Institutional Class
Band 125
2011	$1.08	$0.99	888,728
2010	0.97	1.08	833,234
2009	0.72	0.97	674,931
2008	1.23	0.72	513,771
2007	1.08	1.23	531,484

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.14	$1.06	1,746,814
2010	1.01	1.14	1,852,113
Invesco International Growth Fund – Retirement Class
Band 125
2011	$1.05	$0.96	251,532
2010	0.95	1.05	220,873
2009	0.71	0.95	86,564
2008	1.22	0.71	9,479
Band 0
2011	$1.10	$1.02	22,719
2010	.98	1.10	17,295
Invesco Leisure Fund – Class A
Band 125
2011	$1.46	$1.39	34,741
2010	1.22	1.46	54,068
2009	0.94	1.22	30,943
2008	1.66	0.94	37,603
2007	1.69	1.66	57,193
2006	1.40	1.69	9,388
Invesco Mid-Cap Core Equity Fund – Class A
Band 125
2011	$1.54	$1.42	3,252,099
2010	1.38	1.54	2,937,721
2009	1.08	1.38	2,450,560
2008	1.50	1.08	1,042,213
2007	1.39	1.50	850,065
2006	1.26	1.39	896,845
2005	1.19	1.26	748,926
2004	1.06	1.19	576,403
2003	0.84	1.06	299,862
2002	1.00	0.84	92,931
Band 0
2011	$1.71	$1.61	26,620
2010	1.52	1.71	14,721
Invesco Mid-Cap Core Equity Fund – Retirement Class
Band 125
2011	$1.53	$1.41	2,712,405
2010	1.38	1.53	2,742,986
2009	1.08	1.38	2,202,312
2008	1.50	1.08	933,674
2007	1.39	1.50	542,372
2006	1.29	1.39	585,636
Band 100
2011	$1.56	$1.44	28,490
2010	1.40	1.56	20,516
2009	1.09	1.40	20,683
2008	1.52	1.09	12,881

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.61	$1.50	23,609
2010	1.45	1.61	12,134
2009	1.12	1.45	1.45
Band 0
2011	$1.67	$1.57	202,151
2010	1.49	1.67	133,941
2009	1.15	1.49	92,707
2008	1.59	1.15	45,310
2007	1.45	1.59	17,863
2006	1.29	1.45	7,408
2005	1.20	1.29	391,507
2004	1.07	1.20	132,136
Invesco Small-Cap Growth Fund – Class A
Band 125
2011	$1.52	$1.48	315,928
2010	1.22	1.52	437,613
2009	0.92	1.22	180,494
2008	1.51	0.92	173,270
2007	1.38	1.51	168,921
2006	1.22	1.38	149,799
2005	1.14	1.22	72,139
2004	1.08	1.14	32,156
2003	0.78	1.08	20,363
2002	1.00 (5/31/2002)	0.78	65
Band 0
2011	$1.69	$1.67	126,374
2010	1.34	1.69	68,326
Invesco Small-Cap Growth – Retirement Class
Band 125
2011	$1.48	$1.44	499,134
2010	1.19	1.48	353,974
2009	0.90	1.19	271,805
2008	1.49	0.90	280,467
2007	1.36	1.49	171,062
2006	1.20	1.36	61,799
2005	1.13	1.20	28,170
2004	1.07	1.13	13,033
Band 0
2011	$1.62	$1.60	7,952
2010	1.29	1.62	649
Invesco Technology – Class A
Band 125
2011	$1.69	$1.61	87,089
2010	1.41	1.69	118,892
2009	0.91	1.41	105,920
2008	1.65	0.91	43,113
2007	1.56	1.65	34,296
2006	1.44	1.56	23,198
2005	1.43	1.44	7,904
2004	1.40	1.43	4,422

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Technology – Investor Class
Band 125
2011	$0.81	$0.77	193,792
2010	0.68	0.81	281,888
2009	0.43	0.68	272,815
2008	0.79	0.43	294,546
2007	0.74	0.79	243,206
2006	0.69	0.74	359,230
2005	0.68	0.69	261,489
2004	0.67	0.68	265,178
2003	0.47	0.67	183,900
Invesco Van Kampen Value Opportunities – Advisor Class
Band 125
2011	$1.00 (04/28/11)	$0.89	317,722
Invesco Van Kampen Value Opportunities – Retirement Class
Band 125
2011	$1.00 (05/20/11)	$0.92	85,864
Janus Advisor Forty Fund – Advisor Class
Band 125
2011	$1.10	$1.01	429,708
Janus Advisor Forty Fund – Retirement Class
Band 125
2011	$1.33	$1.21	1,872,952
2010	1.27	1.33	2,641,291
2009	0.90	1.27	1,917,064
2008	1.64	0.90	1,341,695
2007	1.22	1.64	476,508
2006	1.13	1.22	224,873
2005	1.00 (05/20/05)	1.13	4,181
Band 100
2011	$1.35	$1.23	13,049
2010	1.29	1.35	21,104
2009	0.91	1.29	42,263
2008	1.65	0.91	34642
Band 0
2011	$1.42	$1.32	3,479
2010	1.35	1.42	7,975
2009	0.94	1.35	549
Janus Advisor Growth & Income Fund – Retirement Class
Band 125
2011	$1.00	$0.97	236,176
2010	0.94	1.00	180,253
2009	0.69	0.94	135,942
2008	1.26	0.69	50,795
2007	1.19	1.26	72,066
2006	1.15	1.19	17,604

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.05	$1.02	549,976
2010	0.97	1.05	500,556
2009	0.71	0.97	497,642
2008	1.29	0.71	427,537
2007	1.20	1.29	508,005
2006	1.13	1.20	484,971
2005	1.00 (05/20/05)	1.13	180,358
Janus Adviser Intech Risk Managed Growth – Class S
Band 125
2011	$1.25	$1.25	5,143,390
2010	1.07	1.25	5,246,317
2009	0.82	1.07	5,231,380
2008	1.45	0.82	4,967,499
2007	1.33	1.45	5,517,010
2006	1.26	1.33	5,756,092
2005	1.19	1.26	26,577
Janus Aspen Balanced – Class S
Band 125
2011	$1.01	$1.01	3,622
Janus Aspen Flexible Bond – Institutional Class
Band 125
2011	$2.11	$2.23	14,717,684
2010	1.98	2.11	11,750,979
2009	1.77	1.98	11,186,182
2008	1.69	1.77	11,226,567
2007	1.60	1.69	9,952,575
2006	1.56	1.60	10,358,363
2005	1.54	1.56	10,936,764
2004	1.50	1.54	10,737,951
2003	1.43	1.50	10,695,429
2002	1.31	1.43	9,258,998
Band 0
2011	$2.51	$2.68	–
2010	2.33	2.51	0
2009	2.05	2.33	0
2008	1.94	2.05	6,247
Janus Aspen Perkins Mid-Cap Value Portfolio – Class S
Band 125
2011	$1.16	$1.12	990,933
2010	1.02	1.16	953,008
2009	0.78	1.02	4,155,752
2008	1.09	0.78	253,189
Band 0
2011	$1.23	$1.19	150,727
2010	1.06	1.23	55,902

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Aspen Worldwide Portfolio – Institutional Class
Band 125
2011	$1.57	$1.34	9,222,266
2010	1.38	1.57	10,240,529
2009	1.01	1.38	11,551,751
2008	1.85	1.01	12,608,660
2007	1.71	1.85	13,984,817
2006	1.47	1.71	17,073,458
2005	1.40	1.47	30,895,367
2004	1.35	1.40	35,730,498
2003	1.11	1.35	35,860,493
2002	1.50	1.11	34,123,387
Janus Perkins Mid Cap Value – Class A
Band 125
2011	$1.11	$1.07	4,395,335
2010	1.00 (05/27/10)	1.11	3,907,363
Janus Perkins Mid Cap Value – Class R
Band 125
2011	$1.15	$1.10	2,542,169
2010	1.02	1.15	1,975,053
2009	0.78	1.02	1,100,820
2008	1.10	0.78	200,230
Band 100
2011	$1.16	$1.11	6,168
2010	1.03	1.16	3,629
2009	0.79	1.03	2,410
2008	1.10	0.79	598
Band 50
2011	$1.18	$1.14	27,893
Band 0
2011	$1.21	$1.17	154,141
2010	1.06	1.21	34,837
2009	0.81	1.06	4,070
Janus Perkins Small Cap Value – Class S
Band 125
2011	$1.54	$1.46	837,291
2010	1.33	1.54	684,370
2009	0.98	1.33	362,822
2008	1.50	0.98	287,793
2007	1.60	1.50	83,033
2006	1.33	1.60	31,334
2005	1.27	1.33	2,594
Band 25
2011	$1.66	$1.59	0
2010	1.41	1.66	147,203
2009	1.03	1.41	114,211
2008	1.56	1.03	63,587

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.69	$1.62	5,411
2010	1.43	1.69	3,919
Lord Abbett Classic Stock Fund – Class A
Band 125
2011	$1.15	$1.04	12,343
2010	1.00	1.15	2,423
Lord Abbett Classic Stock Fund – Class R3
Band 125
2011	$1.15	$1.04	178,427
2010	1.00	1.15	50,609
Lord Abbett Developing Growth – Class A
Band 125
2011	$1.00 (06/23/11)	$0.92	23,442
Lord Abbett Developing Growth – Class P
Band 125
2011	$1.69	$1.64	610,474
2010	1.27	1.69	382,129
2009	0.87	1.27	516,768
2008	1.67	0.87	264,576
2007	1.25	1.67	107,226
2006	1.14	1.25	23,814
Band 100
2011	$1.72	$1.67	41,506
2010	1.27	1.72	37,783
2009	0.87	1.27	51,522
2008	1.68	0.87	33,884
2007	1.25	1.68	35,681
2006	1.14	1.25	66,056
Band 25
2011	$1.80	$1.76	0
2010	1.32	1.80	210,432
2009	0.90	1.32	164,941
2008	1.72	0.90	82,239
Band 0
2011	$1.82	$1.79	146,200
2010	1.34	1.82	229,549
2009	0.91	1.34	216,865
2008	1.73	0.91	200,072
2007	1.28	1.73	331,988
2006	1.15	1.28	276,020
Lord Abbett Developing Growth – Class R3
Band 125
2011	$1.03	$1.00	1,530,364
2010	0.77	1.03	793,983
2009	0.53	0.77	152,060
2008	1.02	0.53	22,594

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Fundamental Equity – Class R3
Band 125
2011	$1.00 (06/23/11)	$0.93	394,056
Lord Abbett Growth Opportunities – Class P
Band 125
2011	$1.43	$1.27	113,297
2010	1.18	1.43	80,768
2009	0.82	1.18	68,741
2008	1.35	0.82	47,943
2007	1.13	1.35	4,986
2006	1.07	1.13	908
Lord Abbett Growth Opportunities – Class R3
Band 125
2011	$1.09	$0.96	110,584
2010	0.89	1.09	242,602
2009	0.62	0.89	2,434
2008	1.02	0.62	69
Band 0
2011	$1.13	$1.01	193
2010	.92	1.13	1,156
Lord Abbett Mid-Cap Value – Class P
Band 125
2011	$1.11	$1.05	28,115
2010	0.89	1.11	28,756
2009	0.71	0.89	12,229
2008	1.20	0.71	7,534
2007	1.21	1.20	7,144
2006	1.09	1.21	5,423
2005	1.02	1.09	2,177
Lord Abbett Mid-Cap Value Fund – Class R3
Band 125
2011	$1.59	$1.51	38,083
2010	1.28	1.59	5,249
Lord Abbett Small-Cap Blend – Class P
Band 125
2011	$1.18	$1.14	989,220
2010	1.06	1.18	2,321,965
2009	0.87	1.06	4,372,423
2008	1.32	0.87	3,789,643
2007	1.22	1.32	1,432,816
2006	1.16	1.22	1,222,280
2005	1.04	1.16	267,565
Band 100
2011	$1.20	$1.18	835
2010	1.07	1.20	306

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.27	$1.25	265,983
2010	1.12	1.27	239,536
2009	0.91	1.12	197,992
2008	1.37	0.91	167,549
2007	1.25	1.37	89,113
Lord Abbett Small-Cap Blend – Class R3
Band 125
2011	$1.36	$1.32	4394
2010	1.22	1.36	8,642
2009	1.00 (05/01/09)	1.22	41
Lord Abbett Small-Cap Value – Class R3
Band 125
2011	$1.57	$1.47	162,124
2010	1.26	1.57	90,785
2009	1.00 (05/01/09)	1.26	880
Band 0
2011	$1.60	$1.52	5,123
Lord Abbett Small-Cap Value – Class P
Band 125
2011	$1.62	$1.52	258,432
2010	1.30	1.62	220,695
2009	1.01	1.30	162,364
2008	1.49	1.01	130,653
2007	1.37	1.49	100,815
2006	1.15	1.37	99,585
2005	1.03	1.15	64,939
Lord Abbett Value Opportunities Fund – Class A
Band 125
2011	$1.25	$1.18	1,130,022
2010	1.02	1.25	265,481
Lord Abbett Value Opportunities Fund – Class R3
Band 125
2011	$1.25	$1.18	595,872
2010	1.02	1.25	90,946
Band 0
2011	$1.27	$1.21	21,460
Managers Cadence Capital Appreciation Fund – Retirement Class
Band 125
2011	$1.19	$1.14	175,507
2010	1.05	1.19	187,341
2009	0.87	1.05	288,671
2008	1.54	0.87	1,822,272
2007	1.34	1.54	1,508,543
2006	1.27	1.34	1,479,219
2005	1.18	1.27	114,696
2004	1.07	1.18	1,210

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2011	$1.22	$1.16	180
2010	1.06	1.22	148
2009	0.88	1.06	121
2008	1.56	0.88	84
Managers Cadence Mid-Cap Fund – Retirement Class
Band 125
2011	$1.02	$0.98	6,325
2010	0.82	1.02	13,719
2009	0.66	0.82	5,828
2008	1.21	0.66	23
Band 100
2011	$1.03	$1.00	34,736
2010	0.82	1.03	31,742
2009	0.67	0.82	28,306
2008	1.22	0.67	24,545
Band 0
2011	$1.07	$1.05	9,321
2010	0.85	1.07	6,742
2009	0.68	0.85	5,993
2008	1.23	0.68	907
Manning & Napier Pro-Blend® Conservative Term Series – Class A
Band 125
2011	$1.19	$1.20	620,882
2010	1.10	1.19	229,862
2009	1.01	1.10	21,385
2008	1.07	1.01	1,264
2007	1.02	1.07	246
Manning & Napier Pro-Blend® Extended Term Series – Class A
Band 125
2011	$1.10	$1.07	366,431
2010	0.99	1.10	357,856
2009	0.81	0.99	290,859
2008	1.09	0.81	132,265
2007	1.03	1.09	149,458
Manning & Napier Pro-Blend® Maximum Term Series – Class A
Band 125
2011	$1.05	$0.96	95,885
2010	0.93	1.05	96,990
2009	0.69	0.93	67,929
2008	1.09	0.69	10,482
Manning & Napier Pro-Blend® Moderate Term Series – Class A
Band 125
2011	$1.12	$1.10	9,214,054
2010	1.02	1.12	8,031,815
2009	0.87	1.02	463,779
2008	1.08	0.87	119,249
2007	1.03	1.08	73.358

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Marshall Mid-Cap Growth – Investor Class
Band 125
2011	$1.03	$0.99	1,551,661
2010	0.80	1.03	706,917
2009	0.60	0.80	24,951
Marshall Mid-Cap Value – Investor Class
Band 125
2011	$1.01	$0.93	98,933
2010	0.84	1.01	69,459
2009	0.62	0.84	5,438
Marshall Small-Cap Growth – Investor Class
Band 125
2011	$1.08	$1.03	6,155,275
2010	0.81	1.08	3,402,048
2009	0.56	0.81	30,179
2008	0.98	0.56	12,348
Band 50
2011	$1.11	$1.06	141,678
2010	.82	1.11	10,319
Band 25
2011	$1.12	$1.07	–
Band 0
2011	$1.12	$1.08	128,546
2010	.83	1.12	10,460
MFS® International New Discovery – Class A
Band 125
2011	$2.35	$2.09	2,911,962
2010	1.95	2.35	2,891,837
2009	1.34	1.95	2,923.739
2008	2.42	1.34	1.917,239
2007	2.25	2.42	1,913,650
2006	1.80	2.25	1,902,033
2005	1.51	1.80	1,076,469
2004	123	1.51	567,025
2003	0.84	1.23	253,507
MFS® International New Discovery – Class R2
Band 125
2011	$1.22	$1.08	44,926
2010	1.02	1.22	1,941
MFS® Mass Investors Growth Stock – Class R2
Band 125
2011	$1.17	$1.17	365,099
MFS® Mass Investors Growth Stock – Class R3
Band 125
2011	$1.17	$1.18	4,152,131
2010	1.00 (05/27/10)	1.17	2,579,892

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS® Mid-Cap Growth – Class A
Band 125
2011	$1.04	$0.97	54,472
2010	0.82	1.04	53.048
2009	0.59	0.82	9,553
2008	1.22	0.59	6,493
2007	1.12	1.22	102.679
2006	1.11	1.12	76,536
2005	1.10	1.11	62,270
2004	0.97	1.10	46,360
2003	0.72	0.97	11,263
2002	1.00	0.72	3,380
MFS® New Discovery – Class R2
Band 125
2011	$1.00 (06/23/11)	$0.83	41,935
MFS® New Discovery – Class R3
Band 125
2011	$1.00 (06/23/11)	$0.83	23,209
MFS® Utilities Fund – Class R2
Band 125
2011	$1.19	$1.25	12,960
2010	1.00 (05/27/10)	1.19	3,567
MFS® Utilities Fund – Class R2
Band 125
2011	$1.19	$1.25	143,125
MFS® Value Fund – Advisor Class
Band 125
2011	$1.36	$1.34	4,364,025
2010	1.24	1.36	3,874,016
2009	1.04	1.24	2,289,977
2008	1.57	1.04	1,200,752
2007	1.48	1.57	867,352
2006	1.24	1.48	550,143
2005	1.18	1.24	111,238
2004	1.04	1.18	2,093
2003	0.84	1.04	1,114
Neuberger Berman Focus – Advisor Class
Band 125
2011	$1.04	$1.00	50,816
2010	0.94	1.04	51,136
2009	0.74	0.94	30,261
2008	1.28	0.74	27,110
2007	1.22	1.28	14,638
2006	1.10	1.22	12,385
2005	1.12	1.10	865

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Partners – Advisor Class
Band 125
2011	$1.17	$1.02	1,827,912
2010	1.03	1.17	2,258,042
2009	0.67	1.03	2,508,719
2008	1.42	0.67	2,728,215
2007	1.31	1.42	2,020,623
2006	1.18	1.31	1,641,378
2005	1.01	1.18	256,671
Band 100
2011	$1.19	$1.04	4,815
2010	1.05	1.19	4,858
2009	0.68	1.05	19,550
2008	1.43	0.68	19,457
Band 0
2011	$1.26	$1.12	271,795
2010	1.10	1.26	406,801
2009	0.71	1.10	355,343
2008	1.48	0.71	177,873
Neuberger Berman Small-Cap Growth – Advisor Class
Band 125
2011	$1.27	$1.23	426,115
2010	1.07	1.27	810,349
2009	0.89	1.07	898,145
2008	1.56	0.89	831,570
2007	1.25	1.56	602,747
2006	1.18	1.25	35,007
2005	1.04	1.18	497
Band 0
2011	$1.37	$1.34	20,024
2010	1.14	1.37	15,774
2009	0.93	1.14	11,029
2008	1.62	0.93	–
Neuberger Berman Small-Cap Growth – Class A
Band 125
2011	$1.21	$1.18	7,476
Nuveen Mid-Cap Growth Opportunities – Class A
Band 125
2011	$1.15	$1.10	325,064
2010	0.91	1.15	350,204
2009	0.63	0.91	306,492
2008	1.18	0.63	278,133
2007	1.02	1.18	329,428
Nuveen Mid-Cap Growth Opportunities – Class R3
Band 125
2011	$1.13	$1.08	35,872
2010	0.90	1.13	4,477
2009	0.63	0.90	5,204
2008	1.18	0.63	2,063

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Mid-Cap Index Fund – Class R3
Band 125
2011	$1.04	$1.00	1,714,833
2010	0.84	1.04	1,524,930
2009	0.62	0.84	749,704
2008	0.99	0.62	214,581
Band 100
2011	$1.04	$1.01	915
Band 50
2011	$1.06	$1.03	1,122
2010	.85	1.06	3,003
Band 0
2011	$1.08	$1.05	11,780
2010	.86	1.08	3,474
Nuveen Mid-Cap Value – Class A
Band 125
2011	$1.00	$0.92	102,847
2010	0.84	1.00	94,345
2009	0.66	0.84	83,649
2008	1.06	0.66	109,710
Nuveen Mid-Cap Value – Retirement Class
Band 125
2011	$0.99	$0.90	16,406
2010	0.84	0.99	57,902
2009	0.66	0.84	52,072
2008	1.06	0.66	5,092
Nuveen Real Estate Securities Fund – Class A
Band 125
2011	$1.32	$1.40	537,716
2010		1.32	313,580
Nuveen Real Estate Securities Fund – Class R3
Band 125
2011	$1.32	$1.39	563,985
2010	1.03	1.32	221,292
Band 0
2011	$1.33	$1.43	88,192
2010	1.03	1.33	72,767
Nuveen Small-Cap Index – Class R3
Band 125
2011	$0.98	$0.92	1,347,252
2010	0.79	0.98	1,012,978
2009	0.63	0.79	610,330
2008	0.97	0.63	296,321
Band 50
2011	$1.01	$0.95	803
2010	1.00	1.01	711

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.02	$0.97	165,621
2010	0.81	1.02	134,179
2009	0.64	0.81	4,036
Nuveen Small-Cap Select – Class A
Band 125
2011	$1.03	$1.00	515,456
2010	0.85	1.03	528,219
2009	0.63	0.85	521,721
2008	0.96	0.63	436,614
2007	1.03	0.96	568,304
Nuveen Small-Cap Select – Class R3
Band 125
2011	$1.02	$0.99	162,205
2010	0.84	1.02	181,333
2009	0.62	0.84	45,936
2008	0.96	0.62	13,813
2007	1.03	0.96	42,572
Nuveen Small-Cap Value – Class A
Band 125
2011	$0.98	$0.96	47,766
2010	0.77	0.98	50,626
2009	0.66	0.77	47,170
2008	0.95	0.66	67,440
2007	1.03	0.95	140
Nuveen Small-Cap Value – Class R3
Band 125
2011	$0.97	$0.95	14,015
2010	0.77	0.97	12,134
2009	066	0.77	33,534
Band 50
2011	$1.00	$0.99	18,130
2010	0.78	1.00	20,056
Nuveen Strategic Growth Allocation – Class A
Band 125
2011	$1.06	$1.02	248
Band 0
2011	$1.11	$1.08	914,533
2010	0.99	1.11	999,214
Nuveen Strategic Growth Allocation – Class R3
Band 125
2011	$1.05	$1.00	827,533
2010	0.95	1.05	139,506
2009	0.74	0.95	108,176
Band 0
2011	$1.10	$1.07	82,607
2010	1.00	1.10	8,505

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Old Mutual Focused Fund – Class A
Band 125
2011	$1.10	$1.07	43,426
2010	1.02	1.10	7,916
Oppenheimer Developing Markets Fund – Class A
Band 125
2011	$1.29	$1.04	2,627,929
2010	1.02	1.29	616,057
Oppenheimer Developing Markets Fund – Class N
Band 125
2011	$2.53	$2.04	5,229,677
2010	2.02	2.53	5,061,527
2009	1.13	2.02	4,180,496
2008	2.21	1.13	2,855,914
2007	1.68	2.21	2,744,935
2006	1.36	1.68	2,533,748
2005	1.00 (05/20/05)	1.36	235,406
Band 50
2011	$2.64	$2.14	3,414
2010	2.09	2.64	1,023
Band 0
2011	$2.71	$2.21	284,486
2010	2.14	2.71	141,579
2009	1.18	2.14	10,790
Oppenheimer Global Fund – Class N
Band 125
2011	$1.26	$1.14	483,424
2010	1.11	1.26	305,594
2009	.81	1.11	262,655
2008	1.39	.81	168,585
2007	1.34	1.39	493,518
2006	1.19	1.34	529,270
Band 50
2011	$1.32	$1.19	866,176
2010	1.15	1.32	616,340
2009	.83	1.15	477,424
2008	1.42	.83	413,502
2007	1.35	1.42	338,117
2006	1.19	1.35	299,492
Band 0
2011	$1.36	$1.23	496,700
2010	1.18	1.36	567,286
2009	.85	1.18	525,746
2008	1.44	.85	405,607
2007	1.37	1.44	342,019
2006	1.20	1.37	283,770
Oppenheimer Global Opportunities – Class A
Band 125
2011	$1.03	$1.93	44,232

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Oppenheimer Global Opportunities – Class N
Band 125
2011	$1.03	$0.92	29,409
Oppenheimer Global Strategic Income – Class A
Band 125
2011	$1.18	$1.17	247,017
2010	1.03	1.18	210,386
2009	0.85	1.03	214,559
2008	1.03	0.85	201,573
Band 25
2011	$1.22	$1.23	0
2010	1.05	1.22	479,512
2009	0.87	1.05	488,168
2008	1.04	0.87	296,467
Oppenheimer Global Strategic Income – Class N
Band 125
2011	$1.16	$1.15	1,638,011
2010	1.02	1.16	1,342,985
2009	0.85	1.02	870,587
2008	1.03	0.85	164,493
Band 0
2011	$1.21	$1.22	48,517
2010	1.05	1.21	33,722
2009	0.87	1.05	58,529
Oppenheimer Gold & Special – Class A
Band 125
2011	$1.60	$1.17	201,870
2010	1.05	1.60	27,308
Oppenheimer Gold & Special – Class N
Band 125
2011	$1.59	$1.16	546,050
2010	1.05	1.59	530,535
Band 100
2011	$1.59	$1.17	2,272
2010	1.05	1.59	37,392
Oppenheimer International Bond Fund – Class N
Band 125
2011	$1.41	$1.39	5,699,958
2010	1.34	1.41	4,992,136
2009	1.20	1.34	3,646,560
2008	1.23	1.20	2,779,557
2007	1.19	1.23	1,566,078
2006	1.08	1.19	710,394
2005	1.00 (05/20/05)	1.08	3,034

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2011	$1.52	$1.51	365,968
2010	1.42	1.52	214,086
2009	1.25	1.42	83,873
2008	1.27	1.25	84,284
2007	1.21	1.27	23,347
Oppenheimer International Bond Fund – Class A
Band 125
2011	$1.00 (06/23/11)	$0.96	976,340
Oppenheimer International Growth – Class A
Band 125
2011	$0.86	$0.78	125,545
2010	0.76	0.86	99,370
2009	0.56	0.76	36,372
2008	0.97	0.56	469
Oppenheimer International Growth – Class N
Band 125
2011	$0.85	$0.78	889,457
2010	0.75	0.85	636,919
2009	0.56	0.75	274,442
2008	0.97	0.56	62,541
Oppenheimer International Small Company Fund – Class N
Band 125
2011	$2.03	$1.59	849,972
2010	1.50	2.03	940,747
2009	0.69	1.50	1,191,549
2008	2.06	0.69	703,663
2007	1.72	2.06	726,110
2006	1.28	1.72	443,730
2005	1.00 (05/20/05)	1.28	3,097
Oppenheimer Main Street Select Fund – Class N
Band 125
2011	$1.12	$1.07	483,686
2010	0.98	1.12	522,997
2009	0.75	0.98	510,547
2008	1.24	0.75	409,886
2007	1.22	1.24	435,372
2006	1.08	1.22	221,714
2005	1.00 (05/20/05)	1.08	2,741
Oppenheimer Main Street Small & Mid Cap Fund – Class A
Band 125
2011	$0.56	$0.53	4,258,879
2010	0.46	0.56	2,442,279
2009	0.34	0.46	1,673,048
2008	0.55	0.34	1,072,143
2007	0.57	0.55	229,267

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Oppenheimer Main Street Small & Mid Cap Fund – Class N
Band 125
2011	$0.55	$0.52	1,922,730
2010	0.45	0.55	2,442,279
2009	0.33	0.45	1,673,048
2008	0.55	0.33	1,072,143
2007	0.57	0.55	229,267
Band 100
2011	$0.55	$0.53	30,033
2010	0.45	0.55	26,774
2009	0.34	0.45	23,018
2008	0.55	0.33	20,000
Band 0
2011	$0.58	$0.56	140,922
2010	0.47	0.58	140,052
2009	0.34	0.47	155,770
2008	0.56	0.34	125,593
2007	0.57	0.56	53,704
Oppenheimer Small & Mid-Cap Value Fund – Class N
Band 125
2011	$1.17	$1.07	1,696,377
2010	0.99	1.17	2,890,372
2009	0.69	0.99	3,519,603
2008	1.40	0.69	2,627,934
2007	1.31	1.40	2,768,356
2006	1.14 (10/23/06)	1.31	999,241
Oppenheimer Value Fund – Class A
Band 125
2011	$0.85	$0.80	11,310
2010	0.75	0.85	6,931
Oppenheimer Value – Class N
Band 125
2011	$0.85	$0.79	848,308
2010	0.75	0.85	547,805
2009	0.57	0.75	349,444
2008	0.99	0.57	87,958
Band 0
2011	$0.88	$0.84	161,490
2010	0.77	0.88	22,614
Parnassas Fund
Band 125
2011	$1.09	$1.02	952,129
Parnassas Mid-Cap Fund
Band 125
2011	$1.08	$1.11	1,693
Parnassas Small-Cap Fund
Band 125
2011	$1.15	$0.99	47,595

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pax World Balanced – Retirement Class
Band 125
2011	$1.30	$1.26	661,896
2010	1.18	1.30	620,302
2009	1.00 (05/01/09)	1.18	583,028
Band 0
2011	$1.33	$1.30	300,303
2010	1.19	1.33	275,327
Pax World Global Green – Individual Class
Band 125
2011	$1.42	$1.26	6,589
Pax World Global Green – Retirement Class
Band 125
2011	$1.42	$1.25	179,504
2010	1.29	1.42	122,605
2009	1.00 (05/01/09)	1.29	75,513
Band 0
2011	$1.45	$1.29	3,274
2010	1.30	1.45	2,241
2009	1.00 (05/01/09)	1.30	406
PIMCO All Asset – Administrative Class
Band 125
2011	$1.00 (06/23/11)	$0.97	19,579
PIMCO High Yield – Administrative Class
Band 125
2011	$1.76	$1.80	3,680,424
2010	1.56	1.76	3,640,277
2009	1.10	1.56	2,716,640
2008	1.46	1.10	2,738,463
2007	1.43	1.46	4,006,402
2006	1.33	1.43	3,158,179
2005	1.29	1.33	203,927
2004	1.20	1.29	22,555
Band 0
2011	$1.96	$2.03	269,113
2010	1.72	1.96	235,432
PIMCO High Yield – Retirement Class
Band 125
2011	$1.52	$1.55	1,374,856
2010	1.35	1.52	1,246,070
2009	0.96	1.35	1,041,692
2008	1.28	0.96	764,134
2007	1.26	1.28	590,480
2006	1.17	1.26	571,898
2005	1.14	1.17	234,537
2004	1.06	1.14	47,551

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2011	$1.55	$1.58	24,823
2010	1.38	1.55	22,441
2009	0.97	1.38	20,626
2008	1.29	0.97	18,736
Band 50
2011	$1.60	$1.65	190,865
2010	1.42	1.60	149,690
2009	1.00	1.42	177,077
2008	1.32	1.00	101,346
2007	1.29	1.32	86,486
Band 0
2011	$1.66	$1.72	63,438
2010	1.46	1.66	39,868
2009	1.02	1.46	17,437
PIMCO Real Return – Administrative Class
Band 125
2011	$1.03	$1.14	594,719
2010	1.00 (05/27/10)	1.03	1,672
PIMCO Real Return – Retirement Class
Band 125
2011	$1.03	$1.13	209,010
2010	1.00 (05/27/10)	1.03	167
PIMCO Total Return – Administrative Class
Band 125
2011	$1.33	$1.37	43,049,477
2010	1.24	1.33	30,193,638
2009	1.11	1.24	16,339,829
2008	1.07	1.11	9,428,320
2007	1.00 (05/24/07)	1.07	6,760,078
Band 0
2011	$1.39	$1.45	1,340,782
2010	1.28	1.39	1,368,629
PIMCO Total Return – Retirement Class
Band 125
2011	$1.41	$1.44	18,591,317
2010	1.32	1.41	14,195,232
2009	1.18	1.32	8,336,507
2008	1.15	1.18	3,643,842
2007	1.08	1.15	1,373,463
2006	1.05	1.08	6,858,795
Band 100
2011	$1.44	$1.47	49,991
2010	1.34	1.44	86,483
2009	1.20	1.34	65,536
2008	1.16	1.20	64,561
2007	1.08	1.16	15,984
2006	1.06	1.08	6,441

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.49	$1.53	62,707
2010	1.38	1.49	13,235
Band 0
2011	$1.54	$1.60	1,036,725
2010	1.43	1.54	473,728
2009	1.26	1.43	245,381
2008	1.21	1.26	8,127
2007	1.12	1.21	6,876
Pioneer Bond Fund – Retirement Class
Band 125
2011	$1.26	$1.30	864,672
2010	1.17	1.26	752,895
2009	1.01	1.17	747,238
2008	1.07	1.01	537,299
2007	1.03	1.07	288,335
2006	1.01	1.03	51,008
Pioneer Emerging Markets – Class A
Band 125
2011	$1.26	$0.94	660,579
2010	1.10	1.26	826,823
2009	0.64	1.10	678,046
2008	1.59	0.64	365,862
2007	1.13	1.59	166,997
Band 0
2011	$1.33	$1.01	11,205
2010	1.14	1.33	50,198
2009	0.66	1.14	50,157
2008	1.61	0.66	2,494
Pioneer Equity Income – Class A
Band 125
2011	$0.87	$0.92	15,071
2010	0.74	0.87	8,330
2009	0.68	0.74	3,190
Pioneer Equity Income – Retirement Class
Band 125
2011	$0.87	$0.91	1,656,313
2010	0.74	0.87	1,263,466
2009	0.68	0.74	807,034
2008	0.98	0.68	616
Band 0
2011	$0.90	$0.96	71,479
2010	0.76	0.90	63,152
2009	0.68	0.76	67,742

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Fund – Retirement Class
Band 125
2011	$1.08	$1.01	406,808
2010	0.95	1.08	404,447
2009	0.77	0.95	321,357
2008	1.19	0.77	76,190
2007	1.16	1.19	114,561
2006	1.08	1.16	20,803
Pioneer Fund VCT Portfolio – Institutional Class
Band 125
2011	$1.35	$1.27	1,603,035
2010	1.17	1.35	3,265,727
2009	0.95	1.17	3,364,703
2008	1.46	0.95	3,541,380
2007	1.41	1.46	3,557,248
2006	1.23	1.41	4,397,803
2005	1.17	1.23	5,368,751
2004	1.10	1.17	6,289,040
2003	0.89	1.10	5,994,350
2002	1.22	0.89	5,460,849
Pioneer Fund Growth Opportunities VCT – Institutional Class
Band 125
2011	$1.90	$1.84	6,289,827
2010	1.60	1.90	6,585,204
2009	1.12	1.60	6,891,974
2008	1.76	1.12	6,992,977
2007	1.86	1.76	9,469,091
2006	1.78	1.86	12,120,267
2005	1.69	1.78	14,203,577
2004	1.40	1.69	15,119,508
2003	0.99	1.40	13,466,958
2002	1.61	0.99	12,304,684
Pioneer High-Yield Fund – Retirement Class
Band 125
2011	$1.40	$1.36	718,036
2010	1.21	1.40	663,823
2009	0.76	1.21	732,740
2008	1.22	0.76	343,865
2007	1.16	1.22	254,402
2006	1.07	1.16	40,798
Band 100
2011	$1.42	$1.38	79,069
2010	1.22	1.42	72,167
2009	0.76	1.22	65,637
2008	1.23	0.76	69,705
2007	1.16	1.23	74,343
2006	1.07	1.16	64,640

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.46	$1.43	122,648
2010	1.25	1.46	139,954
2009	0.78	1.25	151,698
2008	1.24	0.78	137,574
2007	1.17	1.24	110,969
2006	1.06	1.17	90,523
2005	1.00 (5/20/05)	1.06	1,839
Pioneer Mid-Cap Value – Retirement Class
Band 125
2011	$1.13	$1.05	377,499
2010	0.97	1.13	749,218
2009	0.79	0.97	937,314
2008	1.21	0.79	764,126
2007	1.17	1.21	719,850
2006	1.06	1.17	583,803
2005	1.00 (5/20/05)	1.06	68,685
Pioneer Oak Ridge Large-Cap Growth – Retirement Class
Band 125
2011	$0.99	$0.96	7,145
2010	0.93	0.99	8,119
2009	1.17	0.93	5,772
2008	1.10	1.17	351
Pioneer Strategic Income – Class A
Band 125
2011	$1.00 (06/23/11)	$0.99	1,401
Prudential Financial Services Fund – Class A
Band 125
2011	$1.19	$0.95	84,943
2010	1.02	1.19	11,141
Band 0
2011	$1.20	$0.98	358
Prudential Financial Services Fund – Class Z
Band 125
2011	$1.19	$0.96	81,788
Prudential Global Real Estate – Class A
Band 125
2011	$1.21	$1.12	241,213
2010	1.00 (05/27/10)	1.21	14,680
Band 0
2011	$1.22	$1.15	81,849
Prudential Global Real Estate – Class Z
Band 125
2011	$1.21	$1.13	351,243
2010	1.00 (05/27/10)	1.21	122,878

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Prudential High-Yield – Class A
Band 125
2011	$1.11	$1.15	461,320
2010	1.00 (05/27/10)	1.11	24,381
Prudential High Yield – Class Z
Band 125
2011	$1.11	$1.15	1,401,886
2010	1.00 (05/27/10)	1.11	485,089
Prudential Jennison 20/20 Focus – Class A
Band 125
2011	$1.16	$1.10	142,547
2010	1.00 (05/27/10)	1.16	11,571
Prudential Jennison 20/20 Focus – Class Z
Band 125
2011	$1.16	$1.10	290,652
Prudential Health Sciences Fund – Class A
Band 125
2011	$1.21	$1.34	164,560
2010	1.03	1.21	15,814
Prudential Health Sciences Fund – Class Z
Band 125
2011	$1.21	$1.35	141,943
Prudential Mid Cap Growth Fund – Class A
Band 125
2011	$1.20	$1.21	833,948
2010	1.02	1.20	125,190
Prudential Mid Cap Growth Fund – Class Z
Band 125
2011	$1.21	$1.22	4,698,055
2010	1.02	1.21	2,366,801
Prudential Natural Resources Fund – Class A
Band 125
2011	$1.31	$1.05	429,634
2010	1.04	1.31	14,085
Band 0
2011	$1.32	$1.08	7,568
Prudential Natural Resources Fund – Class Z
Band 125
2011	$1.31	$1.06	747,545
2010	1.04	1.31	111,988
Prudential Total Return – Class A
Band 125
2011	$1.05	$1.11	461,207
2010	1.00 (05/27/10)	1.05	46,005
Prudential Total Return – Class Z
Band 125
2011	$1.05	$1.12	367,366

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ridgeworth High Income – Class A
Band 125
2011	$1.02	$1.01	2,720,209
Ridgeworth High Income – Class R
Band 125
2011	$1.01	$1.00	350,615
Ridgeworth Large Cap Value – Class A
Band 125
2011	$1.09	$1.06	413,701
Ridgeworth Large Cap Value – Institutional Class
Band 125
2011	$1.09	$1.06	2,059,610
Ridgeworth Mid-Cap Value – Class A
Band 125
2011	$1.11	$1.02	158,817
Ridgeworth Mid-Cap Value – Institutional Class
Band 125
2011	$1.12	$1.02	956,754
Ridgeworth Small Cap Value – Class A
Band 125
2011	$1.09	$1.03	77,464
Ridgeworth Small Cap Value – Institutional Class
Band 125
2011	$1.09	$1.03	145,652
Russell Emerging Markets – Class S
Band 125
2011	$2.11	$1.71	5,554
2010	1.78	2.11	8,635
2009	.98	1.78	1,896
Russell Global Real Estate Securities – Class S
Band 125
2011	$1.54	$1.41	1,061,061
Russell Lifepoints 2015 Strategy – Class R1
Band 125
2011	$1.38	$1.38	2,628,356
2010	1.24	1.38	1,322,103
2009	1.00	1.24	157,417
Russell Lifepoints 2015 Strategy – Class R3
Band 125
2011	$1.37	$1.36	1,155,660
2010	1.23	1.37	910,584
2009	1.00	1.23	449,930
Band 0
2011	$1.41	$1.41	0
2010	1.25	1.41	110,550

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Lifepoints 2020 Strategy – Class R1
Band 125
2011	$1.41	$1.39	12,172,784
2010	1.26	1.41	11,296,934
2009	1.00	1.26	9,080,310
Russell Lifepoints 2020 Strategy – Class R3
Band 125
2011	$1.19	$1.16	5,653,100
2010	1.06	1.19	4,391,353
2009	0.85	1.06	3,519,133
2008	1.22	0.85	1,835,024
2007	1.16	1.22	1,109,412
2006	1.05	1.16	3,130,459
2005	1.00 (03/01/05)	1.05	82,986
Band 100
2011	$1.20	$1.18	4,084
2010	1.08	1.20	3,402
Band 75
2011	$1.22	$1.20	–
Band 50
2011	$1.24	$1.22	1,397
2010	1.10	1.24	3,402
Band 25
2011	$1.26	$1.25	–
Band 0
2011	$1.28	$1.27	0
2010	1.13	1.28	378,099
Russell Lifepoints 2025 Strategy – Class R1
Band 125
2011	$1.44	$1.39	2,228,498
2010	1.27	1.44	1,277,792
2009	1.00	1.27	148,804
Russell Lifepoints 2025 Strategy – Class R3
Band 125
2011	$1.42	$1.37	1,215,768
2010	1.26	1.42	970,095
2009	1.00	1.26	312,155
Band 0
2011	$1.46	$1.42	0
2010	1.28	1.46	131,491
Russell Lifepoints 2030 Strategy – Class R1
Band 125
2011	$1.46	$1.38	8,426,508
2010	1.29	1.46	7,372,462
2009	1.00	1.29	6,117,433

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Lifepoints 2030 Strategy – Class R3
Band 125
2011	$1.10	$1.04	5,226,791
2010	0.97	1.10	4,214,592
2009	0.76	0.97	3,449,465
2008	1.27	0.76	1,527,566
2007	1.20	1.27	799,185
2006	1.05	1.20	2,248,552
2005	1.00 (03/01/05)	1.05	25,849
Band 0
2011	$1.19	$1.13	0
2010	1.03	1.19	228,896
Russell Lifepoints 2035 Strategy – Class R1
Band 125
2011	$1.47	$1.38	1,064,477
2010	1.29	1.47	560,164
2009	1.00	1.29	44,165
Russell Lifepoints 2035 Strategy – Class R3
Band 125
2011	$1.45	$1.36	753,502
2010	1.28	1.45	495,697
2009	1.00	1.28	323,330
Band 0
2011	$1.49	$1.41	0
2010	1.30	1.49	137,961
Russell Lifepoints 2040 Strategy – Class R1
Band 125
2011	$1.47	$1.37	6,860,123
2010	1.29	1.47	5,717,332
2009	1.00	1.29	4,372,366
Russell Lifepoints 2040 Strategy – Class R3
Band 125
2011	$1.11	$1.03	4,071,602
2010	0.98	1.11	3,404,670
2009	0.76	0.98	2,544,619
2008	1.28	0.76	1,441,041
2007	1.22	1.28	752,750
2006	1.06	1.22	1,596,017
2005	1.00 (03/01/05)	1.06	2,065
Band 100
2011	$1.13	$1.05	1,344
Band 0
2011	$1.19	$1.13	0
2010	1.04	1.19	136,522
Russell Lifepoints 2045 Strategy – Class R1
Band 125
2011	$1.47	$1.38	698,473
2010	1.29	1.47	185,940
2009	1.00	1.29	18,397

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Lifepoints 2045 Strategy – Class R3
Band 125
2011	$1.45	$1.36	303,500
2010	1.28	1.45	182,544
2009	1.00	1.28	77,575
Band 0
2011	$1.49	$1.41	0
2010	1.30	1.49	33,604
Russell Lifepoints 2050 Strategy – Class R1
Band 125
2011	$1.47	$1.38	791,196
2010	1.29	1.47	106,779
2009	1.00	1.28	17,141
Russell Lifepoints 2050 Strategy – Class R3
Band 125
2011	$1.45	$1.36	288,206
2010	1.28	1.45	106,779
2009	1.00	1.28	17,141
Band 0
2011	$1.49	$1.41	0
2010	1.30	1.49	25,508
Russell Lifepoints Balanced Strategy – Class R1
Band 125
2011	$1.41	$1.36	7,025,000
2010	1.26	1.41	5,475,016
2009	1.00	1.26	4,743,125
Russell Lifepoints Balanced Strategy – Class R3
Band 125
2011	$1.34	$1.28	10,823,953
2010	1.20	1.34	9,069,227
2009	0.96	1.20	7,761,627
2008	1.39	0.96	7,920,969
2007	1.32	1.39	3,499,620
2006	1.19	1.32	3,244,945
Band 100
2011	$1.36	$1.30	42,663
2010	1.21	1.36	38,545
2009	0.97	1.21	36,460
2008	1.40	0.97	35,525
2007	1.33	1.40	201,943
2006	1.21	1.33	27,324

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.40	$1.35	459,865
2010	1.25	1.40	426,271
2009	0.99	1.25	373,956
2008	1.43	0.99	333,417
2007	1.35	1.43	340,060
2006	1.20	1.35	382,694
2005	1.13	1.20	1,007,366
2004	1.00 (05/17/04)	1.13	55,364
Band 0
2011	$1.45	$1.41	1,894,903
2010	1.28	1.45	1,848,734
2009	1.02	1.28	1,829,727
2008	1.45	1.02	1,567,276
2007	1.36	1.45	1,504,888
Russell Lifepoints Conservative Strategy – Class R1
Band 125
2011	$1.31	$1.32	1,452,566
2010	1.20	1.31	1,017,844
2009	1.00	1.20	862,597
Russell Lifepoints Conservative Strategy – Class R3
Band 125
2011	$1.23	$1.24	1,639,854
2010	1.13	1.23	1,366,110
2009	0.96	1.13	1,134,503
2008	1.15	0.96	1,078,024
2007	1.11	1.15	651,059
2006	1.06	1.11	516,502
Band 100
2011	$1.25	$1.26	2,056
Band 50
2011	$1.29	$1.31	319,882
2010	1.18	1.29	293,880
2009	0.99	1.18	223,530
2008	1.18	0.99	180,750
2007	1.13	1.18	164,336
2006	1.07	1.13	146,925
2005	1.04	1.07	168,264
Band 0
2011	$1.34	$1.36	73,875
2010	1.22	1.34	184,249
2009	1.02	1.22	32,381
2008	1.20	1.02	61,061
2007	1.15	1.20	136,600
Russell Lifepoints Equity Growth Strategy – Class R1
Band 125
2011	$1.46	$1.34	773,944
2010	1.29	1.46	853,218
2009	1.00	1.29	607,049

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Lifepoints Equity Growth Strategy – Class R3
Band 125
2011	$1.31	$1.20	1,719,565
2010	1.17	1.31	1,827,807
2009	0.91	1.17	1,833,540
2008	1.59	0.91	1,808,632
2007	1.50	1.59	665,626
2006	1.28	1.50	574,793
Band 100
2011	$1.33	$1.22	0
2010	1.18	1.33	17,762
2009	0.92	1.18	13,428
2008	1.60	0.92	8,048
2007	1.51	1.60	4,332
2006	1.29	1.51	1,462
Band 50
2011	$1.37	$1.27	109,599
2010	1.22	1.37	95,936
2009	0.94	1.22	65,770
2008	1.63	0.94	54,653
2007	1.53	1.63	30,865
2006	1.30	1.53	22,258
Band 0
2011	$1.42	$1.32	655,879
2010	1.25	1.42	564,669
2009	0.96	1.25	498,307
2008	1.66	0.96	352,872
2007	1.55	1.66	288,610
Russell Lifepoints Growth Strategy – Class R1
Band 125
2011	$1.44	$1.35	2,186,891
2010	1.28	1.44	2,130,870
2009	1.00	1.28	1,632,635
Russell Lifepoints Growth Strategy – Class R3
Band 125
2011	$1.33	$1.24	4,912,708
2010	0.93	1.33	4,777,844
2009	1.48	1.18	4,296,854
2008	1.40	0.93	2,986,069
2007	1.23	1.48	1,352,927
Band 100
2011	$1.35	$1.26	12,042
2010	1.20	1.35	7,266
2009	0.94	1.20	6,441
2008	1.49	0.94	26,684
2007	1.41	1.49	22,273
2006	1.24	1.41	17,887

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.40	$1.31	412,926
2010	1.23	1.40	403,473
2009	0.97	1.23	357,581
2008	1.52	0.97	309,263
2007	1.43	1.52	261,629
2006	1.25	1.43	216,325
Band 0
2011	$1.44	$1.36	306,558
2010	1.27	1.44	313,806
2009	0.99	1.27	294,218
2008	1.55	0.99	227,933
2007	1.45	1.55	203,836
Russell Lifepoints In Retirement Fund – Class R1
Band 125
2011	$1.00 (10/29/10)	$1.00	4,324,983
Russell Lifepoints In Retirement Fund – Class R3
Band 125
2011	$1.00 (10/29/10)	$0.99	2,647,916
Band 0
2011	$1.00 (10/29/10)	$1.00	44,926
Russell Lifepoints Moderate Strategy – Class R1
Band 125
2011	$1.37	$1.36	4,969,510
2010	1.23	1.37	5,032,536
2009	1.00	1.23	4,922,739
Russell Lifepoints Moderate Strategy – Class R3
Band 125
2011	$1.28	$1.26	3,292,482
2010	1.16	1.28	2,906,257
2009	0.95	1.16	1,974,643
2008	1.26	0.95	2,021,551
2007	1.20	1.26	1,304,338
2006	1.11	1.20	1,118,537
Band 50
2011	$1.35	$1.34	202,314
2010	1.21	1.35	178,288
2009	0.98	1.21	233,571
2008	1.30	0.98	204,372
2007	1.23	1.30	266,396
Band 0
2011	$1.39	$1.39	70,705
2010	1.24	1.39	72,626
2009	1.01	1.24	212,459
2008	1.32	1.01	193,024
2007	1.24	1.32	136,255

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Short Duration Bond Fund
Band 125
2011	$1.17	$1.17	152
Russell U.S. Core Equity Fund
Band 125
2011	$1.46	$1.40	108,122
2010	1.28	1.46	117,536
2009	1.00	1.28	127,289
Russell U.S. Quantitative Equity Fund
Band 125
2011	$1.36	$1.40	84
State Street Equity Index 500 – Class A
Band 125
2011	$3.08	$3.09	50,117,530
2010	2.71	3.08	51,291,297
2009	2.18	2.71	51,231,917
2008	3.49	2.18	50,845,463
2007	3.36	3.49	55,174,503
2006	2.94	3.36	61,505,096
2005	2.84	2.94	66,509,154
2004	2.60	2.84	70,497,847
2003	2.05	2.60	69,924,821
2002	2.68	2.05	66,528,028
Band 25
2011	$3.31	$3.36	0
2010	2.89	3.31	278,361
2009	2.29	2.89	231,250
2008	3.64	2.29	169,224
Band 0
2011	$3.37	$3.43	510,836
2010	2.93	3.37	554,848
State Street Equity Index 500 II – Class R
Band 125
2011	$1.06	$1.07	11,886,204
2010	0.94	1.06	10,242,978
2009	0.76	0.94	8,423,461
2008	1.23	0.76	4,802,516
2007	1.18	1.23	3,047,852
2006	1.04	1.18	1,046,510
Band 100
2011	$1.08	$1.08	46,210
2010	0.95	1.08	40,030
2009	0.77	0.95	47,648
2008	1.23	0.77	30,528
2007	1.19	1.23	50,794
2006	1.04	1.19	65,291

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.11	$1.12	1,126,195
2010	0.98	1.11	1,001,427
2009	0.78	0.98	700,949
2008	1.25	0.78	826,395
2007	1.20	1.25	895,967
2006	1.05	1.20	861,397
Band 0
2011	$1.14	$1.16	1,605,518
2010	1.00	1.14	1,570,803
2009	0.79	1.00	1,063,860
2008	1.27	0.79	826,531
2007	1.21	1.27	789,899
2006	1.05	1.21	627,105
2005	1.00 (06/03/05)	1.05	100,014
T. Rowe Price Blue Chip Growth – Retirement Class
Band 125
2011	$1.33	$1.32	874,061
2010	1.16	1.33	739,675
2009	0.83	1.16	587,387
2008	1.46	0.83	455,034
2007	1.32	1.46	450,140
2006	1.22	1.32	355,842
2005	1.17	1.22	32,347
Band 0
2011	$1.45	$1.47	147,101
2010	1.25	1.45	182,830
2009	0.88	1.25	183,794
2008	1.55	0.88	53,548
2007	1.37	1.55	25,226
2006	1.26	1.37	17,751
T. Rowe Price Equity Income Portfolio – Institutional Class
Band 125
2011	$3.01	$2.95	31,555,227
2010	2.65	3.01	31,287,671
2009	2.14	2.65	30,736,636
2008	3.38	2.14	31,607,191
2007	3.32	3.38	32,632,988
2006	2.82	3.32	34,271,106
2005	2.75	2.82	32,074,795
2004	2.43	2.75	30,909,884
2003	1.96	2.43	27,583,106
2002	2.28	1.96	25,659,444
T. Rowe Price Equity Income Portfolio – R Class
Band 125
2011	$1.55	$1.51	5,426,626
2010	1.37	1.55	4,656,607
2009	1.11	1.37	3,502,146
2008	1.75	1.11	2,831,166
2007	1.73	1.75	2,777,628
2006	1.49	1.73	2,311,570

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.63	$1.60	532,365
2010	1.43	1.63	531,099
2009	1.15	1.43	438,712
2008	1.81	1.15	375,331
2007	1.77	1.81	357,456
2006	1.33	1.77	334,595
Band 0
2011	$1.70	$1.68	435.757
2010	1.49	1.70	398,240
2009	1.19	1.49	199,762
2008	1.86	1.19	183,707
2007	1.81	1.86	428,387
2006	1.53	1.81	75,257
2005	1.47	1.53	906,125
2004	1.27	1.47	88,880
T. Rowe Price European Stock Portfolio – No Load
Band 125
2011	$1.50	$1.34	165,127
2010	1.40	1.50	158,801
2009	1.05	1.40	139,222
2008	1.88	1.05	134,583
2007	1.65	1.88	118,471
2006	1.27	1.65	103,995
2005	1.18	1.27	111,311
2004	1.03	1.18	77,610
2003	0.76	1.03	39,113
T. Rowe Price Growth Stock Fund – Class Advisor
Band 125
2011	$0.94	$0.92	42,190,123
2010	0.81	0.94	45,132,742
2009	0.58	0.81	44,304,026
2008	1.01	0.58	41,058,680
2007	1.00 (05/24/07)	1.01	41,491,305
T. Rowe Price Growth Stock Fund – Retirement Class
Band 125
2011	$1.59	$1.54	4,082,195
2010	1.38	1.59	3,852,858
2009	0.98	1.38	3,944,711
2008	1.73	0.98	3,159,609
2007	1.59	1.73	2,989,654
2006	1.44	1.59	19,906,624
Band 100
2011	$1.62	$1.58	109,927
2010	1.40	1.62	95,615
2009	0.99	1.40	20,297
2008	1.75	0.99	12,089
2007	1.61	1.75	3,632

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2011	$1.68	$1.64	30,150
2010	1.45	1.68	42,627
Band 0
2011	$1.76	$1.73	142,187
2010	1.51	1.76	113,697
2009	1.06	1.51	113,454
2008	1.84	1.06	88,934
2007	1.68	1.84	76,401
2006	1.48	1.68	63,112
2005	1.36	1.48	3,399,338
2004	1.25	1.36	542,634
T. Rowe Price International Growth & Income – Class Advisor
Band 125
2011	$0.77	$0.68	12,937,832
2010	0.71	0.77	12,584,870
2009	0.54	0.71	17,713,993
2008	0.99	0.54	15,573,207
2007	1.00 (05/24/07)	0.99	15,725,907
T. Rowe Price International Growth & Income – Retirement Class
Band 125
2011	$2.06	$1.80	865,689
2010	1.89	2.06	849,990
2009	1.43	1.89	979,529
2008	2.64	1.43	966,118
2007	2.47	2.64	852,748
2006	1.94	2.47	4,854,778
2005	1.70	1.94	705,104
2004	1.40	1.70	109,440
2003	1.00 (05/01/03)	1.40	9,120
Band 100
2011	$2.09	$1.84	55,629
2010	1.92	2.09	48,425
2009	1.45	1.92	23,053
2008	2.67	1.45	18,177
2007	2.62	2.67	5,168
T. Rowe Price International Stock – Retirement Class
Band 125
2011	$1.62	$1.40	193,069
2010	1.44	1.62	194,558
2009	0.96	1.44	275,610
2008	1.89	0.96	191,202
2007	1.69	1.89	161,954
2006	1.44	1.69	70,847
2005	1.26	1.44	339

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Mid-Cap Growth Fund – Retirement Class
Band 125
2011	$2.28	$2.22	1,190,498
2010	1.82	2.28	909,111
2009	1.27	1.82	210,325
2008	2.14	1.27	0
2007	1.85	2.14	1,200,334
2006	1.76	1.85	1,149,987
2005	1.56	1.76	805,493
2004	1.34	1.56	374,710
Band 0
2011	$2.53	$2.48	382,941
2010	1.98	2.53	302,345
T. Rowe Price Retirement 2015 – Advisor Class
Band 125
2011	$1.04	$1.02	2,879,309
T. Rowe Price Retirement 2015 – Retirement Class
Band 125
2011	$1.04	$1.02	939,585
Band 0
2011	$1.04	$1.03	138,383
T. Rowe Price Retirement 2020 – Advisor Class
Band 125
2011	$1.05	$1.02	2,173,654
2010	1.00 (10/29/10)	1.05	42,981
T. Rowe Price Retirement 2020 – Retirement Class
Band 125
2011	$1.04	$1.01	1,337,962
Band 0
2011	$1.05	$1.03	555,971
T. Rowe Price Retirement 2025 – Advisor Class
Band 125
2011	$1.05	$1.01	735,599
T. Rowe Price Retirement 2025 – Retirement Class
Band 125
2011	$1.06	$1.01	836,175
Band 0
2011	$1.06	$1.03	188,993
T. Rowe Price Retirement 2030 – Advisor Class
Band 125
2011	$1.06	$1.01	2,960,689
2010	1.00 (10/29/10)	1.06	5,541
T. Rowe Price Retirement 2030 – Retirement Class
Band 125
2011	$1.05	$1.01	1,092,288
Band 0
2011	$1.06	$1.02	287,180

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2035 – Advisor Class
Band 125
2011	$1.06	$1.01	1,226,877
T. Rowe Price Retirement 2035 – Retirement Class
Band 125
2011	$1.06	$1.01	530,152
Band 0
2011	$1.06	$1.02	230192
T. Rowe Price Retirement 2040 – Advisor Class
Band 125
2011	$1.06	$1.01	1,459,824
2010	1.00 (10/29/10)	1.06	4,265
T. Rowe Price Retirement 2040 – Retirement Class
Band 125
2011	$1.06	$1.00	798,303
Band 0
2011	$1.06	$1.02	196,544
T. Rowe Price Retirement 2045 – Advisor Class
Band 125
2011	$1.06	$1.01	405,885
T. Rowe Price Retirement 2045 – Retirement Class
Band 125
2011	$1.06	$1.01	359,226
Band 0
2011	$1.06	$1.02	78,030
T. Rowe Price Retirement 2050 – Advisor Class
Band 125
2011	$1.06	$1.01	103,905
T. Rowe Price Retirement 2050 – Retirement Class
Band 125
2011	$1.06	$1.00	259,489
Band 0
2011	$1.06	$1.02	56,217
T. Rowe Price Retirement 2055 – Advisor Class
Band 125
2011	$1.06	$1.01	11,259
T. Rowe Price Retirement 2055 – Retirement Class
Band 125
2011	$1.06	$1.01	47,139
Band 0
2011	$1.06	$1.02	203
T. Rowe Price Retirement Income – Advisor Class
Band 125
2011	$1.02	$1.02	94,381

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement Income – Retirement Class
Band 125
2011	$1.02	$1.02	350,527
T. Rowe Price Mid-Cap Value – Class Advisor
Band 125
2011	$0.97	$0.91	620,518
2010	0.85	0.97	673,974
2009	0.59	0.85	456,958
2008	0.99	0.59	490,124
2007	1.00 (05/24/07)	0.99	540,258
Band 0
2011	$1.02	$0.97	856,219
2010	.88	1.02	778,222
T. Rowe Price Mid-Cap Value – Retirement Class
Band 125
2011	$2.18	$2.04	1,000,705
2010	1.91	2.18	941,679
2009	1.32	1.91	736,143
2008	2.06	1.32	583,603
2007	2.08	2.06	551,593
2006	1.76	2.08	814,235
2005	1.66	1.76	686,738
2004	1.40	1.66	490,289
2003	1.00 (05/01/03)	1.40	936
Band 0
2011	$2.43	$2.30	19,615
2010	2.09	2.43	22,033
Templeton Foreign – Class A
Band 125
2011	$0.91	$0.78	897,945
2010	0.85	0.91	572,657
2009	0.57	0.85	599,494
2008	1.07	0.57	211,981
2007	1.00 (05/24/07)	1.07	188,000
Templeton Foreign – Retirement Class
Band 125
2011	$1.59	$1.37	686,983
2010	1.49	1.59	706,504
2009	1.01	1.49	633,679
2008	1.90	1.01	555,568
2007	1.65	1.90	461,645
2006	1.40	1.65	474,067
2005	1.28	1.40	311,866
2004	1.12	1.28	158,226
Band 0
2011	$1.75	$1.52	5,554
2010	1.00	1.75	2,026

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Templeton Global Bond – Class A
Band 125
2011	$1.01	$0.98	252,519
Templeton Global Bond – Retirement Class
Band 125
2011	$1.01	$0.97	112,685
Templeton Growth – Class A
Band 125
2011	$0.73	$0.68	1,040,993
2010	0.69	0.73	1,122,428
2009	0.53	0.69	2,260,057
2008	0.95	0.53	3,969,026
2007	1.00 (05/24/07)	0.95	8,454,516
Templeton Growth – Retirement Class
Band 125
2011	$1.26	$1.16	1,184,158
2010	1.19	1.26	1,321,604
2009	0.92	1.19	1,586,280
2008	1.66	0.92	1,421,025
2007	1.65	1.66	1,648,502
2006	1.37	1.65	6,063,287
2005	1.29	1.37	2,545,865
2004	1.12	1.29	259,477
Band 0
2011	$1.38	$1.29	10,714
2010	1.29	1.38	155,262
2009	0.99	1.29	140.218
2008	1.75	0.99	122,770
Thornburg Core Growth – Class R3
Band 125
2011	$1.19	$1.19	1,136,037
2010	1.09	1.19	1,748,703
2009	0.76	1.09	2,122,941
2008	1.58	0.76	1,885,904
2007	1.43	1.58	1,565,277
2006	1.23	1.43	3,696,961
2005	1.02	1.23	316,462
Band 0
2011	$1.28	$1.30	9,008
2010	1.17	1.28	19,924
2009	0.80	1.17	14,492
2008	1.64	0.80	177,751
2007	1.47	1.64	207,040
Thornburg Core Growth – Class R5
Band 125
2011	$0.78	$0.79	5,363,789
2010	0.72	0.78	8,530,808
2009	0.50	0.72	10,694,351
2008	1.02	0.50	10,171,492
2007	1.00 (05/24/07)	1.02	7,443,147

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg International Value – Class R3
Band 125
2011	$1.58	$1.35	6,055,133
2010	1.40	1.58	5,036,486
2009	1.08	1.40	3,967,180
2008	1.89	1.08	3,190,732
2007	1.50	1.89	2,027,013
2006	1.24	1.50	3,123,096
Band 100
2011	$1.60	$1.37	104,945
2010	1.42	1.60	92,174
2009	1.10	1.42	102,988
2008	1.91	1.10	71,819
2007	1.51	1.91	42,858
2006	1.24	1.51	43,364
Band 50
2011	$1.65	$1.42	1,391
2010	1.00	1.65	1,348
Band 0
2011	$1.70	$1.47	409,865
2010	1.50	1.70	329,319
2009	1.14	1.50	255,881
2008	1.96	1.14	240,703
2007	1.54	1.96	230,708
2006	1.23	1.54	199,459
2005	1.05	1.23	754,674
Thornburg International Value – Class R5
Band 125
2011	$0.96	$0.83	15,120,866
2010	0.86	0.96	12,711,651
2009	0.66	0.86	9,790,206
2008	1.14	0.66	9,479,363
2007	1.00 (05/24/07)	1.14	10,108,060
Band 25
2011	$1.00	$0.87	–
2010	0.88	1.00	837,379
2009	0.67	0.88	691,568
2008	1.15	0.67	462,111
Band 0
2011	$1.01	$0.88	814,258
2010	.88	1.01	609,979
Thornburg Invest Income Builder – Class R3
Band 125
2011	$1.15	$1.14	145,521
2010	1.00	1.15	18,602

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg Limited-Term Income – Class R3
Band 125
2011	$1.23	$1.28	2,671,637
2010	1.17	1.23	2,067,429
2009	1.02	1.17	3,430,194
2008	1.07	1.02	2,647,722
2007	1.02	1.07	2,567,949
2006	1.00 (01/01/06)	1.02	103,089
Band 100
2011	$1.25	$1.30	906
2010	1.19	1.25	602
2009	1.03	1.19	298
2008	1.08	1.03	621
Band 0
2011	$1.33	$1.40	93,105
2010	1.00	1.33	143,412
Thornburg Limited-Term U.S. Government – Class R3
Band 125
2011	$1.18	$1.21	193,611
2010	1.16	1.18	263,241
2009	1.13	1.16	434,400
2008	1.07	1.13	353,683
2007	1.02	1.07	108,519
2006	1.00 (12/13/04)	1.02	7,215
Thornburg Value – Class R3
Band 125
2011	$1.23	$1.05	1,134,316
2010	1.14	1.23	1,749,057
2009	0.79	1.14	1,226,796
2008	1.38	0.79	987,743
2007	1.32	1.38	793,227
2006	1.10	1.32	179,766
Band 0
2011	$1.32	$1.14	149,638
2010	1.21	1.32	79.276
2009	0.84	1.21	48,498
2008	1.43	.84	61,335
2007	1.35	1.43	53,573
TIAA-CREF Bond Index – Retirement Class
Band 125
2011	$1.02	$1.08	66,044
2010	1.00 (05/27/10)	1.02	395
TIAA-CREF Growth & Income – Retirement Class
Band 125
2011	$1.14	$1.15	348,821
2010	1.02	1.14	55,216

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF International Equity Index – Retirement Class
Band 125
2011	$1.08	$0.94	258,961
2010	1.02	1.08	51,809
TIAA-CREF Large Cap Growth Index – Retirement Class
Band 125
2011	$1.17	$1.19	360,489
TIAA-CREF Large Cap Value Index – Retirement Class
Band 125
2011	$1.15	$1.14	94,634
2010	1.01	1.15	6,196
TIAA-CREF Social Choice Equity – Retirement Class
Band 125
2011	$1.16	$1.15	294,583
2010	1.02	1.16	178,008
Timothy Conservative Growth – Class A
Band 125
2011	$0.93	$0.93	105,756
2010	0.84	0.93	89,225
2009	0.70	0.84	87,660
2008	1.00	0.70	10,335
Timothy Strategic Growth – Class A
Band 125
2011	$0.84	$0.80	108,068
2010	0.75	0.84	86,314
2009	0.59	0.75	123,458
2008	0.99	0.59	33,350
Vanguard Explorer Fund – Class Investor
Band 125
2010	$2.57	$3.24	5,573,909
2009	1.91	2.57	4,757,806
2008	3.25	1.91	4,291,897
2007	3.13	3.25	4,014,218
2006	2.89	3.13	3,446,887
2005	2.68	2.89	2,243,478
2004	2.39	2.68	2,037,046
2003	1.67	2.39	1,768,543
2002	2.25	1.67	1,182,344
Band 0
2008	$1.97	$2.11	6,994

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Short-Term Federal Fund – Class Investor
Band 125
2011	$1.84	$1.86	1,646,475
2010	1.80	1.84	1,118,269
2009	1.77	1.80	978,912
2008	1.68	1.77	1,108,142
2007	1.58	1.68	734,085
2006	1.53	1.58	633,695
2005	1.53	1.53	489,769
2004	1.52	1.53	503,873
2003	1.49	1.52	330,047
2002	1.42	1.49	122,492
Band 0
2008	$1.97	$2.11	6,994
Vanguard VIF Small Company Growth Portfolio – Class Insurance
Band 125
2011	$1.21	$1.21	16,391,562
2010	1.00 (05/27/10)	1.21	15,516

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033.

AUL conducts a conventional life insurance and annuity business. At December 31, 2011, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $25,970.8 million and had equity of $2,121.6 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific fund or in a specific portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other portfolios of the Funds or in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each portfolio has its own investment objectives and policies. The shares of each fund portfolio are purchased by AUL for the corresponding Investment Account at the portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a portfolio are automatically reinvested in such portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Allianz Global Investment Management LLC; AllianceBernstein LP; American Century® Global Investment Management, Inc.; American Century® Investment Management, Inc.; Ariel Capital Management, Inc.; BlackRock; Calvert Asset Management Company; Capital Research and Management Company; Century Chartwell Investment Partners, L.P.; Columbia Management Advisors, LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Management Americas, Inc.; Dimensional Fund Advisors Ltd.; Fidelity® Management & Research Company; Fifth Third Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Fred Alger Management, Inc.; Goldman Sachs Asset Management, Granahan Investment Management, Inc.; L.P.; Harris Associates LP; Hensseler Asset Management, LLC, Invesco AIM Advisors, Inc.; Janus Capital Management LLC; Kalmar Investment Advisers; Lord, Abbett & Company LLC; Managers Investment Group LLC, Manning & Napier Advisors, Inc.; M&I Investment Corporation; Massachusetts Financial Services Company; MFS Investment Management; Neuberger Berman Management, Inc.; Nuveen Fund Advisors, Inc., OMCAP Investors; OneAmerica Funds, Inc.; OppenheimerFunds®, Inc.; Pacific Investment Management Company LLC; Northern Trust Investments, Inc; Parnassus Investments, Pax World Management, Corp.; Payden & Rygel, Payden/Kravitz Investment Advisors LLC, Pioneer Investment Management Co.; Prudential Investments LLC; Ridgeworth Capital Management, Inc., Russell Investment Management Company; State Street Bank & Trust Company; Strategic Advisers,Inc. Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; T. Rowe Price Associates, Inc., T. Rowe Price International, Inc.; Wellington Management Company and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding paragraph to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees & Other Fees. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in underlying Fund portfolios; bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Fund & Class Designation	Objective
Alger Balanced – Institutional	Seeks current income and long-term capital growth.

Alger Capital Appreciation Portfolio – Institutional	Seeks long-term capital appreciation.

Alger Capital Appreciation Institutional – Institutional & Retirement	Seeks long-term capital appreciation.

Alger Large Cap Growth – Institutional	Seeks long-term capital appreciation.

Alger Small Cap Growth Institutional – Institutional & Retirement	Seeks long-term capital appreciation.

AllianceBernstein Core Opportunities (Formerly AllianceBernstein Focused Growth & Income Fund) – Retirement	Seeks long-term growth of capital.

AllianceBernstein 2010 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2015 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2020 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2025 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2030 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2035 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2040 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2045 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2050 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein 2055 Retirement Strategy – Advisor & Retirement	Seeks to achieve highest total return consistent with its asset mix.

AllianceBernstein Global Value Fund – Retirement	Seeks long-term growth of capital.

AllianceBernstein International Growth Fund – Retirement	Seeks long-term growth of capital.

AllianceBernstein International Value Fund – Retirement	Seeks long-term growth of capital.

AllianceBernstein Small-Cap Growth Fund – Retirement	Seeks long-term growth of capital.

AllianceBernstein Small/Mid-Cap Growth Fund – Retirement	Seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value – Retirement	Seeks long-term growth of capital.

AllianceBernstein Value Fund – Retirement	Seeks long-term growth of capital.

Allianz NFJ Dividend Value – Administrative & Retirement	Seeks current income and long-term growth of capital.

Allianz NFJ Mid-Cap Value Fund – Administrative & Retirement (Formerly Allianz NFJ Renaissance – Administrative & Retirement)	Seeks long-term growth of capital and income.

Allianz NFJ Small-Cap Value – Administrative & Retirement	Seeks long-term growth of capital and income.

Allianz RCM Large-Cap Growth – Retirement	Seeks long-term capital appreciation.

American Century® Diversified Bond – Class A* & Investor	Seeks a high level of income by investing in non-money market debt securities.

* Load Waived

Fund & Class Designation	Objective
American Century® Emerging Markets Fund – Class A* & Investor	Seeks long-term capital growth.

American Century® Equity Growth – Class A*	Seeks capital appreciation.

American Century® Equity Income – Class A* & Investor	Seeks current income and capital appreciation.

American Century® Ginnie Mae – Class A*	Seeks high current income.

American Century® Growth – Class A*	Seeks long-term capital growth.

American Century® Heritage – Class A*	Seeks long-term capital growth.

American Century® Income & Growth – Investor	Seeks capital growth.

American Century® Inflation-Adjusted Bond – Class A*	Seeks total return & potential inflation protection.

American Century® International Bond – Class A* & Investor	Seeks high total return.

American Century® International Discovery – Class A* & Investor	Seeks long-term capital growth.

American Century® International Growth – Class A* & Investor	Seeks long-term capital growth.

American Century® Large Company Value – Class A*	Seeks long-term growth & income.

American Century® LIVESTRONG 2015 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2020 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2025 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2030 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2035 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2040 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2045 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2050 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix.

American Century® LIVESTRONG 2055 – Class A* & Investor	Seeks to achieve highest total return consistent with its asset mix

American Century® LIVESTRONG Income – Class A* & Investor	Seeks current income and capital appreciation as a secondary objective.

American Century® Mid Cap Value – Class A* & Investor	Seeks long-term capital appreciation and growth of income.

American Century® Real Estate – Class A* & Investor	Seeks high total investment return.

American Century® Select – Class A* & Investor	Seeks long-term capital growth.

American Century® Small Cap Growth – Class A*	Seeks long-term growth.

American Century® Small Cap Value – Class A* & Investor	Seeks long-term growth & income.

American Century® Small Company – Class A*	Seeks capital appreciation.

American Century® Strategic Allocation: Aggressive – Class A* & Investor	Seeks long-term capital appreciation & minimal income.

American Century® Strategic Allocation : Conservative – Class A* & Investor	Seeks current income & moderate growth over time.

* Load Waived

Fund & Class Designation	Objective
American Century® Strategic Allocation : Moderate – Class A* & Investor	Seeks growth over time & some income.

American Century® Ultra® – Class A* & Investor	Seeks long-term growth.

American Century® Vista – Class A* & Investor	Seeks long-term capital growth.

American Century® VP Capital Appreciation – Class I	Seeks capital growth.

American Funds® AMCAP Fund® – Class R3 & Class R4	Seeks long-term growth of capital.

American Funds® American Balanced – Class R3 & Class R4	Seeks conservation of capital, current income and long-term growth of capital and income.

American Funds® American High-Income TrustSM – Class R3 & Class R4	Seeks high level of current income with capital appreciation.

American Funds® Capital World Growth & Income FundSM – Class R3 & Class R4	Seeks long-term growth of capital.

American Funds® EuroPacific Growth Fund – Class R3 & Class R4	Seeks long-term growth of capital.

American Funds® Fundamental InvestorsSM – Class R3 & Class R4	Seeks long-term growth of capital & income.

American Funds® Growth Fund of America® – Class R3 & Class R4	Seeks long-term growth of capital.

American Funds® Intermediate Bond Fund of America® – Class R3 & Class R4	Seeks current income with preservation of capital.

American Funds® New Perspective – Class R2 & R3	Seeks conservation of capital, current income and long-term growth of capital and income.

American Funds® SMALLCAP World Fund® – Class R3 & Class R4	Seeks long-term growth of capital.

American Funds Washington Mutual Investors Fund – Class R3 & Class R4	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Ariel Appreciation	Seeks long-term capital appreciation.

Ariel	Seeks long-term capital appreciation.

BlackRock Global Allocation – Institutional & Retirement	Seeks to provide high total investment return.

BlackRock Small Cap Growth Equity – Institutional	Seeks long-term capital appreciation.

BMO Mid-Cap Growth – Investor (Formerly Marshall Mid-Cap Growth Fund – Investor)	Seeks capital appreciation.

BMO Mid-Cap Value – Investor (Formerly Marshall Mid-Cap Value Fund – Investor)	Seeks capital appreciation.

BMO Small-Cap Growth – Investor Class (Formerly Marshall Small Cap Growth Fund)	Seeks capital appreciation.

Calvert Income – Class A*	Seeks to maximize long-term income.

Calvert Equity Portfolio – Class A*	Seeks growth of capital.

Calvert Small Cap Value Fund – Class A*	Seeks growth of capital.

Calvert SRI Mid-Cap Growth	Seeks long-term capital appreciation.

Columbia Emerging Markets Fund – Class A* & Class Z	Seeks high total return.

Columbia Mid Cap Index Fund – Class A	Seeks total return.

Columbia MultiAdvisor Small Cap Value – Class A* & Class Z	Seeks long-term capital appreciation.

Columbia Seligman Communications & Information – Class A* & Class Z	Seeks capital gain.

Columbia Small Cap Index Fund – Class A	Seeks total return.

* Load Waived

Fund & Class Designation	Objective
Compass EMP Alternative Asset – Class A*& Class T	Seeks to achieve long-term capital appreciation with current income as a secondary objective.

Compass EMP Multi-Asset Balance – Class A* & Class T	Seeks to achieve current income with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth – Class A* & Class T	Seeks to achieve long-term capital appreciation.

CRM Mid Cap Value Fund – Investor	Seeks long-term capital appreciation.

CRM Small Cap Value Fund – Investor	Seeks long-term capital appreciation.

DFA Emerging Markets Value – Class R2	Seeks long-term capital appreciation.

DFA Global 25/75 – Class R2	Seeks above average current income and long-term capital appreciation.

DFA Global 60/40 – Class R2	Seeks total return.

DFA Global Equity – Class R2	Seeks total return.

DFA International Value – Class R2	Seeks long-term capital appreciation.

DFA US Targeted Value – Class R2	Seeks long-term capital appreciation.

DWS Alternative Asset Allocation Plus – Class A* & Class S	Seeks capital appreciation.

DWS Dreman Mid Cap Value – Class A* & Class S	Seeks long-term capital appreciation.

DWS Dreman Small Cap Value – Class A* & Class S	Seeks long-term capital appreciation.

DWS Large Cap Value – Class A* & Class S	Seeks long-term capital appreciation with current income as a secondary objective.

DWS RREEF Real Estate Securities – Class A* and Class S	Seeks total return through current income & long term capital appreciation as a secondary objective.

DWS Strategic Government Securities – Class A* and Class S	Seeks high current income.

Fidelity® Advisor Diversified International – Class T	Seeks capital growth.

Fidelity® Advisor Dividend Growth – Class T	Seeks capital appreciation.

Fidelity® Advisor Equity Growth – Class T	Seeks capital appreciation.

Fidelity® Advisor Equity Income – Class T	Seeks to obtain dividend interest and income & capital appreciation.

Fidelity® Advisor Freedom 2010 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Freedom 2015 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Freedom 2020 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Freedom 2025 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Freedom 2030 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Freedom 2035 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Freedom 2045 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Freedom 2050 – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2055 – Class A* & Class T	Seeks high total return.

Fidelity® Advisor Freedom Income – Class A* & Class T	Seeks high total return with principal preservation.

Fidelity® Advisor Growth & Income – Class T	Seeks high total return.

Fidelity® Advisor Growth Opportunities – Class T	Seeks capital growth.

Fidelity® Advisor International Capital Appreciation – Class T	Seeks capital appreciation.

Fidelity® Advisor Leveraged Company Stock – Class A* & Class T	Seeks capital appreciation.

Fidelity® Advisor Mid Cap – Class T	Seeks long-term growth of capital.

* Load Waived

Fund & Class Designation	Objective
Fidelity® Advisor New Insights – Class A* & Class T	Seeks capital appreciation.

Fidelity® Advisor Overseas – Class T	Seeks long-term growth of capital.

Fidelity Advisor Real Estate – Class A* & Class T	Seeks above average income & long term capital growth.

Fidelity Advisor Small Cap – Class A* & Class T	Seeks long-term capital appreciation.

Fidelity® Advisor Stock Selector All Cap – Class T	Seeks capital appreciation.

Fidelity® Advisor Strategic Income – Class A*	Seeks a high level of current income.

Fidelity® Advisor Value – Class A* & Class T	Seeks capital appreciation.

Fidelity® VIP Asset ManagerSM Portfolio – Other	Seeks high total return.

Fidelity® VIP Contrafund® Portfolio – Other	Seeks long-term capital appreciation.

Fidelity® VIP Equity-Income Portfolio – Other	Seeks reasonable income.

Fidelity® VIP Growth Portfolio – Other	Seeks capital appreciation.

Fidelity® VIP High Income Portfolio – Other	Seeks high level of current income & growth of capital.

Fidelity® VIP Overseas Portfolio – Other	Seeks long-term growth of capital.

Fifth Third All Cap Value – Class A*	Seeks high total return.

Fifth Third Mid Cap Growth – Class A*	Seeks growth of capital.

Fifth Third Quality Growth – Class A*	Seeks growth of capital.

Fifth Third Strategic Income – Class A*	Seeks high level of income & capital appreciation.

Franklin Flex Cap Growth – Retirement	Seeks capital appreciation.

Franklin Growth – Class A* & Class R	Seeks capital appreciation.

Franklin Small Cap Value – Class A*& Retirement	Seeks long-term total return.

Franklin Small-Mid Cap Growth – Retirement	Seeks long-term capital growth.

Franklin Strategic Income – Class A* & Retirement	Seeks long-term growth of capital.

Goldman Sachs Growth Strategy – Institutional & Service	Seeks long-term capital appreciation with a secondary objective to seek income.

Goldman Sachs Mid Cap Value – Institutional & Service	Seeks long-term capital appreciation.

Goldman Sachs Small Cap Value – Institutional & Service	Seeks long-term capital appreciation.

Goldman Sachs Structured International Equity Fund – Institutional & Service	Seeks long-term growth of capital.

Goldman Sachs Tollkeeper – Institutional & Service	Seeks long-term growth of capital.

Henssler Equity – Institutional	Seeks growth of capital.

Hennsler Equity – No Load	Seeks growth of capital.

Invesco Diversified Dividend – Class A* & Investor	Seeks long-term growth of capital with a secondary objective to seek current income.

Invesco Dynamics – Class A* & Investor	Seeks long-term growth of capital.

Invesco Energy Fund – Class A* & Investor	Seeks capital growth.

Invesco Global Health Care Fund – Class A* & Investor	Seeks long-term growth of capital.

Invesco Global Quantitative Core – Class A* & Institutional (Formerly Invesco Global Equity – Class A* & Institutional)	Seeks long-term growth of capital.

Invesco International Growth – Institutional & Retirement	Seeks long-term growth of capital.

Invesco Leisure – Class A*	Seeks capital growth.

Invesco Mid Cap Core Equity – Class A* & Retirement	Seeks long-term growth of capital.

* Load Waived

Fund & Class Designation	Objective
Invesco Small Cap Growth – Class A* & Retirement	Seeks long-term growth of capital.

Invesco Technology Fund – Class A* & Investor	Seeks capital growth.

Invesco Van Kampen Mid Cap Growth – Institutional & Retirement (Formerly Invesco Capital Development Fund – Institutional & Retirement)	Seeks long-term growth of capital.

Invesco Van Kampen Value Opportunities – Class A* & Retirement	Seeks capital growth & income.

Janus Balanced Portfolio – Retirement	Seeks long-term capital growth.

Janus Aspen Balanced Portfolio – Class S	Seeks long-term capital growth.

Janus Aspen Flexible Bond – Institutional	Seeks maximum total return.

Janus Aspen Perkins Mid Cap Value Portfolio – Class S	Seeks long-term growth of capital.

Janus Aspen Series Worldwide Portfolio – Institutional	Seeks long-term growth of capital.

Janus Forty Fund – Class A* & Retirement	Seeks long-term growth of capital

Janus Growth and Income Fund – Retirement	Seeks long-term capital growth & income.

Janus INTECH U.S. Growth Fund – Class S (Formerly Janus INTECH Risk-Managed Large Cap Growth – Class S)	Seeks long-term growth of capital.

Janus Perkins Mid Cap Value – Class A* & Retirement

Janus Perkins Small Company Value – Class S	Seeks capital appreciation.

Lord Abbett Classic Stock Fund – Class A*& Class R3	Seeks growth of capital and growth of income consistent with reasonable risk.

Lord Abbett Developing Growth – Class A*, Other & Class R3	Seeks long-term growth.

Lord Abbett Growth Opportunities – Other & Class R3	Seeks long-term growth.

Lord Abbett Fundamental Equity – Class A* & Class R3	Seeks long-term growth of capital.

Lord Abbett Growth Opportunities – Class A*	Seeks long-term growth of capital.

Lord Abbett Mid Cap Stock Fund – Other & Class R3 (Formerly Lord Abbett Mid-Cap Value – Other & Class R3)	Seeks long-term growth.

Lord Abbett Small-Cap Blend – Other & Class R3	Seeks long-term growth.

Lord Abbett Small-Cap Value – Other & Class R3	Seeks long-term growth.

Lord Abbett Value Opportunities – Other & R3	Seeks long-term capital appreciation.

Managers Cadence Capital Appreciation – Retirement	Seeks growth of capital.

Managers Cadence Mid-Cap – Administrative & Retirement	Seeks growth of capital.

Manning & Napier, Inc. Pro-Blend® Conservative Term Series – Class S	Seeks to provide capital preservation & long-term growth.

Manning & Napier, Inc. Pro-Blend® Extended Term Series – Class S	Seeks long-term growth of capital & capital appreciation.

Manning & Napier, Inc. Pro-Blend® – Maximum Term Series – Class S	Seeks long-term growth of capital.

Manning & Napier, Inc. Pro-Blend® – Moderate Term Series – Class S	Seeks stable rate of growth.

Marshall Small Cap Growth Fund – Investor	Seeks capital appreciation.

MFS® International New Discovery – Class A*& Class R2	Seeks capital appreciation.

MFS® Mid Cap Growth – Class A*	Seeks capital appreciation.

MFS® Utilities Funds – Class R2 & Class R3	Seeks total return.

* Load Waived

Fund & Class Designation	Objective
MFS® Value – Class A*	Seeks capital appreciation.

Neuberger Berman Focus – Advisor	Seeks long-term growth of capital.

Neuberger Berman Large Cap Value – Advisor (Formerly Neuberger Berman Partners – Advisor)	Seeks growth of capital.

Neuberger Berman Small Cap Growth – Advisor, Class A* & R3	Seeks growth of capital.

Northern Small Cap Value – Class A*	Seeks capital appreciation.

Nuveen Mid Cap Growth Opportunities – Class A*& Retirement	Seeks capital appreciation.

Nuveen Mid Cap Index – Retirement	Seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index.

Nuveen Mid Cap Value – Class A* & Retirement	Seeks capital appreciation.

Nuveen Real Estate Securities – Class A* & Retirement	Seeks above average current income and long-term capital appreciation.

Nuveen Small Cap Index – Retirement	Seeks to provide investment results that correspond to the performance of the Russell 2000 Index.

Nuveen Small Cap Select – Class A* & Retirement	Seeks growth of capital.

Nuveen Small Cap Value – Class A* & Retirement	Seeks growth of capital.

Nuveen Strategy Growth Allocation – Class A* & Retirement	Seeks capital growth.

Oakmark Equity & Income – Other	Seeks income & preservation.

OneAmerica Asset Director Portfolio – Class O & Advisor	Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio – Class O & Advisor	Seeks a high level of income with a secondary objective of providing capital appreciation.

OneAmerica Money Market Portfolio – Class O & Advisor	Seeks to provide a level of current income.

OneAmerica Socially Responsive Portfolio – Class O & Advisor	Seeks long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles.

OneAmerica Value Portfolio – Class O & Advisor	Seeks long-term capital appreciation with a secondary objective to seek current investment income.

Oppenheimer Developing Markets Fund – Class A* & Class N	Seeks long-term capital appreciation.

Oppenheimer Global Fund – Class N	Seeks capital appreciation.

Oppenheimer Global Opportunities – Class A* & Class N	Seeks capital appreciation.

Oppenheimer Global Strategic Income – Class A* & Class N	Seeks high level of current income.

Oppenheimer Gold & Special Minerals – Class A* & Class N	Seeks capital appreciation.

Oppenheimer International Bond Fund – Class A* & Class N	Seeks total return.

Oppenheimer International Growth Fund – Class A* & Class N	Seeks long-term capital appreciation.

Oppenheimer International Small Company Fund – Class N	Seeks long-term capital appreciation.

Oppenheimer Main Street Select (Formerly Oppenheimer Main Street Opportunity Fund) – Class N	Seeks long-term capital appreciation.

Oppenheimer Main Street Small & Mid cap Fund (Formerly Oppenheimer Main Street Small Cap Fund) – Class A* & Class N	Seeks capital appreciation.

* Load Waived

Fund & Class Designation	Objective
Oppenheimer Small & Mid Cap Value Fund – Class N	Seeks capital appreciation.

Oppenheimer Value Fund – Class A* & Class N	Seeks long-term growth of capital.

Pax World Balanced – Class R & No Load	Seeks income and conservation of principal and long-term growth of capital as a secondary objective.

Pax World Global Green – Investor & Class R	Seeks long-term growth of capital.

Parnassus Fund – No Load	Seeks capital appreciation.

Parnassus Equity Income Fund – Investor	Seeks capital appreciation and current income.

Parnassus Mid-Cap Fund – No Load	Seeks capital appreciation.

Parnassus Small-Cap Fund – No Load	Seeks capital appreciation.

Payden Emerging Markets Bond Fund – No Load	Seeks high level of total return.

Payden/Kravitz Cash Balance Plan – Advisor & Retirement	Seeks income and total return.

PIMCO All Asset – Administrative Class	Seeks maximum real return.

PIMCO High Yield – Administrative & Retirement	Seeks maximum total return.

PIMCO Real Return – Administrative & Retirement	Seeks maximum current income and price appreciation.

PIMCO Total Return – Administrative & Retirement	Seeks maximum total return.

Pioneer Bond Fund – Retirement	Seeks current income.

Pioneer Emerging Markets Fund – Class A*	Seeks long-term capital appreciation.

Pioneer Equity Income Fund – Class A* & Retirement	Seeks current income & long-term capital growth.

Pioneer Fund – Retirement	Seeks reasonable income & growth.

Pioneer High Yield Fund – Retirement	Seeks to maximize total return.

Pioneer Mid-Cap Value Fund – Retirement	Seeks capital appreciation.

Pioneer Oak Ridge Large Cap Growth Fund – Retirement	Seeks capital appreciation.

Pioneer Strategic Income – Class A* and Class Z	Seeks high income.

Pioneer VCT Fund – Institutional	Seeks reasonable income and capital growth.

Pioneer VCT Growth Opportunities – Class 1	Seeks growth of capital.

Prudential Financial Services Fund – Class A* & Class Z	Seeks long-term capital appreciation.

Prudential Global Real Estate Fund – Class A* & Class Z	Seeks capital appreciation and income.

Prudential High Yield – Class A* & Class Z	Seeks maximum current income.

Prudential Jennison 20/20 Focus – Class A* & Class Z	Seeks long-term capital growth.

Prudential Jennison Health Sciences Fund – Class A* & Class Z	Seeks long-term capital appreciation.

Prudential Jennison Mid-Cap Growth Fund – Class A* & Class Z	Seeks long-term capital appreciation.

Prudential Jennison Natural Resources Fund – Class A* & Class Z	Seeks long-term growth of capital.

Prudential Jennison Small Company – Class A* and Class Z	Seeks capital growth.

Prudential Total Return Bond – Class A* & Class Z	Seeks total return.

RidgeWorth High Income Fund – Class A* & Retirement	Seeks high current income and total return.

RidgeWorth Large Cap Value Equity – Class A* & Institutional	Seeks capital appreciation and current income as secondary objective.

RidgeWorth Mid-Cap Value Equity – Class A* & Institutional	Seeks capital appreciation and current income.

* Load Waived

Fund & Class Designation	Objective
RidgeWorth Small Cap Value Equity – Class A* & Institutional	Seeks capital return and current income.

RidgeWorth Total Return Bond – Class A* & Retirement	Seeks total return.

Russell Commodity Strategies – Class S	Seeks to long-term total return.

Russell Emerging Markets Fund – Class S	Seeks long-term capital growth.

Russell Global Equity – Class S	Seeks long-term capital growth.

Russell Global Infrastructure – Class S	Seeks long-term growth of capital and current income.

Russell Global Opportunities Credit – Class S	Seeks total return.

Russell International Developed Markets Fund – Class S	Seeks long-term capital growth.

Russell Investment Grade Bond – Class S	Seeks current income & preservation of capital.

Russell Global Real Estate Securities Fund – Class S	Seeks current income & long-term capital growth.

Russell 2015 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2020 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2025 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2030 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2035 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2040 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2045 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2050 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell 2055 LifePoints® Strategy – Class R1 & Class R3	Seeks capital growth & income.

Russell LifePoints® Balanced – Class R1 & Class R3	Seeks above average capital appreciation & moderate level of current income.

Russell LifePoints® Conservative – Class R1 & Class R3	Seeks high current income & low long capital appreciation.

Russell LifePoints® Equity Growth Strategy – Class R1 & Class R3	Seeks high long-term capital appreciation.

Russell LifePoints® Growth Strategy – Class R1 & Class R3	Seeks high long-term capital appreciation with low current income.

Russell LifePoints® In Retirement Fund Class R1 & R3

Russell LifePoints® Moderate – Class R1 & Class R3	Seeks high current income & moderate long-term capital appreciation.

Russell Short Duration Bond – Class S	Seeks current income & preservation of capital.

Russell Strategic Bond – Class S	Seeks current income & capital appreciation.

Russell U.S. Core Equity Fund – Class S	Seeks long-term capital growth.

Russell U.S. Growth – Class S	Seeks long-term capital growth.

Russell U.S. Quantitative Equity Fund – Class S	Seeks long-term capital growth.

Russell U.S. Small Cap Equity Fund – Class S (Formerly Russell U.S. Small & Mid Cap Fund – Class S)	Seeks long-term capital growth

Russell U.S. Value Fund – Class S	Seeks long-term capital growth

State Street Equity 500 Index – Administrative & Retirement R	Seeks to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index.

T. Rowe Price Blue Chip Growth – Retirement	Seeks long-term capital growth

T. Rowe Price Equity Income – Institutional & Retirement	Seeks substantial dividend income & long-term capital growth.

T. Rowe Price European Stock Fund – No Load	Seeks long-term capital.

* Load Waived

Fund & Class Designation	Objective
T. Rowe Price Growth Stock – Advisor & Retirement	Seeks long-term capital appreciation.

T. Rowe Price International Growth and Income – Advisor & Retirement	Seeks long-term capital growth.

T. Rowe Price International Stock – Retirement	Seeks long-term capital growth.

T. Rowe Price Mid-Cap Growth – Retirement	Seeks long-term capital appreciation.

T. Rowe Price Mid-Cap Value – Advisor & Retirement	Seeks long-term capital appreciation.

T. Rowe Price Retirement 2015 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2020 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2025 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2030 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2035 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2040 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2045 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2050 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement 2055 – Advisor & Retirement	Seeks highest total return over time.

T. Rowe Price Retirement Income – Advisor & Retirement	Seeks highest total return over time.

Templeton Foreign – Class A* & Retirement	Seeks long-term capital growth.

Templeton Global Bond – Class A* & Retirement	Seeks current income.

Templeton Growth – Class A* & Retirement	Seeks long-term capital growth.

Thornburg Core Growth – Class R3 & Class R5	Seeks long-term capital appreciation.

Thornburg International Value – Class R3 & Class R5	Seeks long-term capital appreciation.

Thornburg Investment Income Builder Fund – Class R3 & Class R5	Seeks to provide current income.

Thornburg Limited-Term Income – Class R3	Seeks to provide a high level of income.

Thornburg Limited-Term U.S. Government – Class R3	Seeks to provide a high level of current income.

Thornburg Value – Class R3	Seeks long-term capital appreciation.

TIAA-CREF Bond Index – Retirement	Seeks a favorable long-term total return by primarily investing in a portfolio of fixed-income securities.

TIAA-CREF Growth & Income Fund – Retirement	Seeks a favorable long-term total return through both capital appreciation and investment income

TIAA-CREF International Equity Index Fund – Retirement	Seeks a favorable long-term total return, mainly through capital appreciation

TIAA-CREF Large-Cap Growth Index Fund – Retirement	Seeks a favorable long-term return.

TIAA-CREF Large-Cap Value Fund – Retirement	Seeks a favorable long-term total return.

TIAA-CREF Social Choice Equity Fund – Retirement	Seeks a favorable long-term total return

Timothy Plan Conservative Growth Fund – Class A*	Seeks long-term growth of capital.

Timothy Plan Strategic Growth Fund – Class A*	Seeks a high long-term growth of capital.

Touchstone Focused – Class A & Class Y (Formerly Old Mutual Focused Fund – Class A* & Class Z)	Seeks to achieve above-average total returns over a market cycle of three to five years.

Vanguard Short-Term Federal – Investor	Seeks current income.

Vanguard VIF Small Company Growth – Insurance	Seeks long-term capital appreciation.

* Load Waived

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

THE CONTRACTS

General

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A , 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contributions permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.

Ten-Day Free-Look

Under 403(b), 408, 408A, HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or

Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the OneAmerica Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

(1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

(3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

Systematic Withdrawal Service for 403(b), 408,408A, 457 and 409A Programs

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her

Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

Constraints on Withdrawals

General

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Termination by the Owner

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

For Contracts funding Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for 409A or 457 Plan Contracts).

For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x – y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(x – y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y – x) when "y" exceeds "x," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10 percent free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Variable Investment Plus

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.

Additional Charges and Fees

Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

(3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

(7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Messirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee.

(11) Mesirow Financial 3(38) Fee: Mesirow Financial 3(38) is a service whereby Mesirow Financial agrees, if so elected by a plan, to become an ERISA 3(38) Investment Manager for a plan which elects this optional service. As the Investment Manager, Mesirow Financial would have the authority, granted to it by the plan that elects this service, to select the lineup of investment options for the plan and make any on-going additions to or deletions from the investment options. The Mesirow Financial fee for the service is .05%/yr. If this service is elected by a plan, AUL would bill the Plan Sponsor the .05% on behalf of Mesirow Financial and pass the fee to Mesirow Financial.

(12) Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for five (5) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity

Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.

Annuity Options

Option 1 – Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

Option 2 – Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 – Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 – Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 – Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect, are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable

Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.

THE STABLE VALUE ACCOUNT

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than 3 years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least 35 days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least 5 days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a) a Participant's or Contract Owner's SVA Account Value, or

(b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% vested under the Plan, and if he receives all or a portion of his vested Account Value as a Plan benefit, his entire non-vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's vested Account Value is withdrawn to provide a benefit, an amount equal to his non-vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than 5 Business Days following the Business Day that AUL receives that request, no Contributions may be credited to the SVA, no transfers from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2) The Guaranteed SVA Account Value of each Participant and the Contract Owner will be transferred to an interest account within our General Account. Amounts in this interest account shall earn interest equal to the same rate as that earned by the SVA on the Contract termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Amounts accumulated in this interest account, subject to a withdrawal charge, will be paid out 365 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge will be allowed during this 365-day period. An earlier payout within the 365-day period may be arranged with the Contract Owner at AUL's option.

(b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.

MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

FEDERAL TAX MATTERS

Introduction

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans...The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the

Contracts The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

On July 26, 2007, the Internal Revenue Service (IRS) issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective on January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction Contributions, such as 401(k) Plans and 457(b) Plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan but must have been operated since January 1, 2009 as if the Plan were already established, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same Plan or to a 403(b) or 401(a) Plan of another Employer if certain conditions are met, 4) Plans may include language that permits Plan termination and distribution of benefits, 5) Employers must ensure that loans and hardship distributions are made in accordance with the applicable Plan and IRS rules, 6) Employers must have a services agreement in place with each approved vendor, 7) Employers must have a process to ensure Contributions are made in compliance with the applicable limits, and 8) Contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan – and any 457(f) Plan – are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a) the Participant has attained age 59 1/2;

(b) the Participant has died; or

(c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.

OTHER INFORMATION

Mixed and Shared Funding

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the Portfolios at the same time as one or more life insurance companies. Neither the Portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a Portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell Portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract\. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total accumulation units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds,

AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right to eliminate shares of any of the eligible Funds, Portfolios or other entities and to substitute shares of, or interests in, another Fund, Portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, Portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, Portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in the corresponding Fund, Portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or investment account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or, it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46282

PROSPECTUS

Dated: May 1, 2012

The prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Variable annuities issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica® Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL

Retirement Services, a division of
American United Life Insurance Company® One American Square, P.O. Box 368 Indianapolis, IN 46206-0368 www.eretirement.aul.com.

© 2012 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-12784 5/1/12

Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

1.   Included in Prospectus (Part A):

Condensed Financial Information(13)

2.   Included in Statement of Additional Information (Part B):

(a)  Financial Statements of OneAmerica Financial Partners, Inc.(R) (13)

Report of Independent Auditors

Consolidated Balance Sheets as of December 31, 2011 and 2010

Consolidated Statements of Operations for years ended December 31, 2011 and 2010

Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income as of December 31, 2011, 2010, and 2009

Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009

Notes to Consolidated Financial Statements

(b)  Financial Statements of AUL American Unit Trust (13)

Registrant’s Annual Report for the year ended December 31, 2011 contains the following Financial Statements:

A Message From the President  & CEO of American United Life Insurance Company(R)

Report of Independent Registered Public Accounting Firm

Statements of Net Assets as of December 31, 2011

Statements of Operations as of December 31, 2011

Statements of Changes in Net Assets as of December 31, 2011 and 2010

Notes to Financial Statements

(b)  Exhibits

1.             Resolution of Executive Committee of American United Life Insurance Company(R) (“AUL”) establishing AUL American Unit Trust (1)

2.             Not applicable

3.             Underwriting Agreements

3.1           Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (6)

3.2           Form of Selling Agreement (8)

4.   Group Annuity Contract Forms:

4.1           TDA Voluntary Contract, Form P-12511 (1)

4.2           TDA Employer Sponsored Contract, Form P-12621 (1)

4.3           TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

4.4           TDA Custodial SPL Contract, Form P-12833 (1)

4.5           TDA Custodial Contract, Form P-12833 (1)(3)

4.6           TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

4.7           TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

4.8           IRA Non-Custodial Contract, Form P-12566 (1)

4.9           IRA Custodial Contract, Form P-12867 (1)(3)

4.10         DCP Contract, Form P-12518 (1)

4.11         IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

4.12         IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA(NBR) (2)

4.13         TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

4.14         Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

4.15         Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

4.16         TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17         Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18         Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4)(6)

4.19         AUL American Series IRA Multiple Fund Individual Variable Annuity - Form Individual ORIRA (5)

4.20         Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21         AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22         AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23         AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24         AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25         AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

4.26         AUL Omni DCP MFVA - Form DCP.OM (8)

4.27         AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28         AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29         AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30         AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31         Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32         Amendment to the TDA Group Annuity Contract(10)

4.33         Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR)(10)

4.34         Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K(SVA) (11)

4.35         Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C(SVA) (11)

4.36         Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K(SVA)(11)

4.37         Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C(SVA) (11)

4.38         Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K(SVA) (11)

4.39         Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK(SVA)(12)

4.40         Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK(SVA)(12)

4.41         AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

4.42         AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

1)  Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2)  Filed with the Registrant’s Post-Effective Amendment No. 17 (File No.33-31375) on April 30, 1999.

(3)  Filed with the Registrant’s Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4)  Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)  Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)  Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)  Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(8)  Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(9)  Filed with the Registrant’s Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(10) Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 29, 2009.

(11) Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375)on April 19, 2011.

(13) Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-1375) on April 20, 2012.

Item 24. FINANCIAL STATEMENTS AND EXHIBITS (CONTINUED)

5.             Application Forms and other forms:

5.1           AUL American Series Enrollment Form P-12464 (1)

5.2.          Employer Sponsored TDA Enrollment Form P-12477 (1)

5.3           AUL Select Annuity Enrollment Form P-14009 (1)

5.4           Application for No-Load IRA Contract, P-12503 (2)

5.5           AUL American Series Enrollment Form P-11464 G (4)

5.6           Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.            Certificate of Incorporation and By-Laws of the Depositor

6.1           Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.2           Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.3           Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(6)

6.4           Second Amended and Restated By-Laws of American United Life Insurance Company(R)(6)

7.   Not applicable

8.   Form of Participation Agreements:

8.1           Form of Participation Agreement with Alger American Fund (1)

8.2           Form of Participation Agreement with American Century (1)

8.2.1        Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

8.2.2        Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

8.2.3        Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3)(6)

8.3           Form of Participation Agreement with Calvert Variable Series (1)

8.4           Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

8.5           Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

8.6           Form of Participation Agreement with Janus Aspen Series (1)

8.7           Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3)(6)

8.8           Form of Participation Agreement with Safeco Resource Series Trust(1)

8.9.          Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

8.10         Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (3)

8.11         Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (3)

8.12         Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (3)

8.13         Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (5)

8.14         Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)

8.15         Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)(6)

8.16         Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (5)

8.17         Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (5)

8.18         Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (5)

8.19         Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

8.20         Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (5)

8.21         Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (5)

8.22         Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23         Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

8.24         Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (6)

8.25         Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (6)

8.26         Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (7)

8.27         Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (7)

8.28         Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company(R) (8)

8.29         Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (8)

8.30         Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (8)

8.31         Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)

8.32         Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R) (8)

8.33         Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R) (8)

8.34         Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (8)

8.35         Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (8)

8.36         Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company(R) (8)

8.37         Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (9)

8.38         Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc.(10)

8.39         Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company(R)(10)

8.40         Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41         Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company(R) (10)

8.42         Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R) (10)

8.43         Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company(R)(10)

8.44         Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R) (10)

8.45         Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company(R) (11)

8.46         Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company(R)(11)

8.47         Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company(R) (11)

8.48         Form of Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49         Form SERVICE AGREEMENT between Ridge Worth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50         Form OF SERVICE AGREEMENT BETWEEN PARNASSUS Investments and American United Life Insurance Company (12)

8.51         Form OF ADMINISTRATIVE SERVICES AGREEMENT BETWEEN American United Life Insurance Company and OneAmerica Securities, Inc. and Payden & Rygel Distributors (12)

8.52         Form of Form of SELLING GROUP AGREEMENT between MATRIX CAPITAL GROUP, INC., American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.53         Form of Participation Agreement between American United Life Insurance Company, Ariel Capital Management, Inc. and Ariel Distributors, Inc. (13)

8.54         Form of Administrative Services Agreement between Manning & Napier Fund, Inc. and American United Life Insurance Company (13)

8.55         Form of Servicing Agreement between Northern Funds and American United Life Insurance Company (13)

8.56         Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc., DFA investment Dimensions Group, Inc. and Dimensional Investment Group, Inc. (13)

8.57         Form of Consent to Assignment of Agreement between American United Life Insurance Company and FAF Advisors, Inc. U.S. Bancorp Fund Services, Quasar Distributors LLC and Nuveen Investments, LLC (13)

8.58         Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc. and Managers Distributors, Inc. (13)

8.59         Form of Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and American Untied Life Insurance Company (13)

8.60         Form of Services Agreement for Insurance Companies between Franklin Templeton Distributors, Inc., American United Life Insurance Company and Franklin Templeton Investor Services, LLC (13)

8.61         Form of Master Shareholder Services Agreement for the Franklin Templeton Funds (13)

8.62         Form of Administrative Services Agreement between Pax World Fund series Trust I and American United Life Insurance Company (13)

8.63         Form of Fund Participation Agreement between Timothy Plan, Timothy Partners, LTD and American United Life Insurance Company (13)

8.64         Form of Letter Agreement Between American United Life Insurance Company and Goldman Sachs Asset Management, L.P. (13)

9.   Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

10.  Miscellaneous Consents

10.1 Consent of Independent Auditors (13)

10.2 Consent of Dechert Price & Rhoads (1)

10.3 Powers of Attorney (13)

10.4 Rule 483 Certified Resolution (13)

11.  Not applicable

12.  Not applicable

(1)           Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2)           Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)           Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)           Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)           Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)           Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)           Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)           Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)           Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)         Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11)         Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)         Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375)on April 19, 2011.

(13)         Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address	Positions and Offices with AUL
J. Scott Davison*

Executive Vice President (02/11 to present); Chief Financial Officer (6/04 - 02/11); Senior Vice President, Strategic Planning and Corporate Development (7/02 -6/04); Director, AUL (7/02 - present); Vice President, Corporate Planning (1/00 - 7/02)

Jeffrey D. Holley*	Chief Financial Officer, (9/11 - present); Treasurer (9/11 - present); Director, AUL (10/11 - present)
John C. Mason*

Chief Investment Officer (3/12 - present); Vice President, Investments (8/11 - 3/12); Vice President Fixed Income Securities (2/10 - 3/12); Vice President, Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 - present)

Dayton H. Molendorp*

Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President, Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present); Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*

Senior Vice President, Human Resources & Corporate Support, (12/01 - present); Director, AUL (12/01 - present); Vice President Human Resources, (11/99 - 12/01); Vice President, Corporate Planning, (9/95 - 11/99)

G. David Sapp*	Senior Vice President, Investments (1/92 - 3/12); Director, AUL (12/00 - 3/12)
Thomas M. Zurek*	General Counsel & Secretary (8/02 - present); Director, AUL (8/02 - present)

*One American Square, Indianapolis, Indiana 46282

Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the

Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager.  Since divestiture of AUL’s reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the “Fund”) (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2011, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2011. As a result of the transaction, the separate accounts of AUL have acquired a 99.84% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2010, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2011, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. (“RE Moulton”) is a Massachusetts corporation which, until January 31, 2012, operated on AUL’s behalf as a managing general agent for stop-loss insurance policies issued to self-funded benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. NUMBER OF CONTRACTHOLDERS

As of March 31,, 2012 there were 2,509 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

(i)  a member of the Board of Directors of the Corporation,

(ii) an officer of the Corporation, or

(iii)while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. PRINCIPAL UNDERWRITERS

a.  Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal  underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929)and AUL American IndividualVariable Life Unit Trust (File No. 811-08311).

b.   Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

Name and Address Business Address*	Positions and Offices Positions and Offices with OneAmerica Securities, Inc.
James Crampton	Tax Director
Richard M. Ellery	Secretary & Chief Counsel
Nicholas A. Filing	Director, Chairman of the Board, President &
Douglas W. Collins	Treasurer, Acting Financial Operations Principal & Director
Gregory A. Poston	Director
Anthony M. Smart	Vice President, Operations
Susan Uhl	Anti-Money Laundering Officer
Mark A. Wilkerson	Director
Jay B. Williams	Chief Compliance Officer

William F. Yoerger	Director
John W. Zeigler	Vice President, Insurance Agency Registrations

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

(c)  Not applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a)      to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)      to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a)      The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)      The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 20th day of April, 2012.

AUL AMERICAN UNIT TRUST

(Registrant)

	By:	American United Life Insurance Company

By:
Name: Dayton H. Molendorp*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: Dayton H. Molendorp*
Title: Chairman, President & CEO

* By:	/s/ Richard M. Ellery
Richard M. Ellery as Attorney-in-fact

Date: April 20, 2012

As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

J. Scott Davison*	Director	April 19, 2012

Jeffrey D. Holley*	Director	April 19, 2012

Dayton H. Molendorp*	Director	April 19, 2012

Mark C. Roller*	Director	April 19, 2012

John C. Mason*	Director	April 19, 2012

Thomas M. Zurek*	Director	April 19, 2012

/s/ Richard M. Ellery
*By: Richard M. Ellery Attorney-in-fact

April 20, 2012

EXHIBIT LIST

Exhibit Number in Form N-4, Item 24(b)	Name of Exhibit

8.53	Form of Participation Agreement between American United Life Insurance Company, Ariel Capital Management, Inc. and Ariel Distributors, Inc.
8.54	Form of Administrative Services Agreement between Manning & Napier Fund, Inc. and American United Life Insurance Company
8.55	Form of Servicing Agreement between American United Life Insurance Company and Northern Funds
8.56	Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc., DFA investment Dimensions Group, Inc. and Dimensional Investment Group, Inc.
8.57	Form of Consent to Assignment of Agreement between American United Life Insurance Company and FAF Advisors, Inc. U.S. Bancorp Fund Services, Quasar Distributors LLC and Nuveen Investments, LLC
8.58	Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc. and Managers Distributors, Inc.
8.59	Form of Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and American Untied Life Insurance Company
8.60	Form of Services Agreement for Insurance Companies between Franklin Templeton Distributors, Inc., American United Life Insurance Company and Franklin Templeton Investor Services, LLC
8.61	Form of Master Shareholder Services Agreement for the Franklin Templeton Funds
8.62	Form of Administrative Services Agreement between Pax World Fund series Trust I and American United Life Insurance Company
8.63	Form of Fund Participation Agreement between Timothy Plan, Timothy Partners, LTD and American United Life Insurance Company
8.64	Form of Letter Agreement Between American United Life Insurance Company and Goldman Sachs Asset Management, L.P.
10.1	Consent of Independent Auditors
10.3	Powers of Attorney
10.4	Rule 483 Certified Resolution